UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 95.9%
		Aerospace & Defense: 1.5%
17,215,000		Avolon Holdings Limited, Term Loan B-2, 4.049%, 03/20/22	$17,387,253	0.9
4,009,850		DigitalGlobe Inc., Term Loan B, 4.049%, 01/15/24	4,019,875	0.2
2,385,000		GEO, Term Loan B, 3.549%, 03/21/24	2,385,995	0.1
3,411,387		Transdigm, Inc., Term Loan F (Rolled), 4.299%, 06/09/23	3,411,919	0.2
3,000,000		US Airways Group, Inc., Term Loan B1, 3.799%, 12/09/23	3,005,088	0.1
			30,210,130	1.5

		Air Transport: 0.2%
3,790,500		United Airlines, Inc., Term Loan, 3.549%, 03/29/24	3,808,979	0.2

		Automotive: 3.5%
4,841,100		American Axle & Manufacturing, Inc., Term Loan B, 3.549%, 04/06/24	4,822,341	0.2
1,974,924		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.299%, 11/03/21	1,996,500	0.1
377,727	(1)	Caliber Collision Delayed Draw Term Loan B, 4.150%, 01/18/24	379,537	0.0
4,765,330	(2)	Caliber Collision, First Lien Term Loan, 4.299%, 01/31/24	4,788,165	0.2
2,934,078		Dealer Tire, LLC, Term Loan B, 5.049%, 12/22/21	2,962,025	0.2
6,630,348		Dynacast International LLC, First Lien Term Loan, 4.549%, 01/28/22	6,680,075	0.3
1,288,313		Federal-Mogul Corporation, Term Loan C, 5.049%, 04/15/21	1,293,547	0.1
8,852,548	(2)	Gates Global LLC, USD Term Loan, 4.549%, 03/30/24	8,872,838	0.4
2,846,667		KAR Auction Services, Inc., Term Loan B-5, 3.799%, 03/09/23	2,868,017	0.1
1,437,248		Key Safety Systems, Inc., First Lien Term Loan, 5.799%, 08/29/21	1,445,557	0.1
5,650,000	(2)	Lumileds, Term Loan B, 5.799%, 03/15/24	5,738,281	0.3
1,386,000		NN, Inc., IncrementalTerm Loan, 5.049%, 04/01/21	1,386,000	0.1
3,766,608		NN, Inc., Upsized Term Loan B, 5.549%, 10/19/22	3,766,020	0.2
5,651,885		Midas Intermediate Holdco II, LLC, 4.049%, 08/18/21	5,674,849	0.3
2,555,000	(2)	Superior Industries International, Inc., Term Loan B, 5.799%, 03/22/24	2,548,612	0.1
8,344,284		TI Group Automotive Systems, L.L.C., Term Loan B, 4.049%, 06/30/22	8,354,715	0.4
5,040,000		Truck Hero, Inc., First Lien Term Loan, 5.299%, 04/21/24	5,008,500	0.3
1,680,000		Truck Hero, Inc., Second Lien Term Loan, 9.549%, 04/21/25	1,676,501	0.1
			70,262,080	3.5

		Building & Development: 2.4%
9,600,938		American Builders & Contractors Supply Co., Inc., Term Loan B, 3.799%, 10/31/23	9,633,609	0.5
2,430,000		Doosan Bobcat, Inc., Term Loan B, 4.049%, 05/10/24	2,437,973	0.1
8,518,038		Forterra Finance, LLC, First Lien Term Loan, 4.299%, 10/31/23	8,062,323	0.4
1,915,375		Henry Company LLC, Term Loan B, 5.799%, 10/05/23	1,947,697	0.1
1,220,000		Installed Building Products, Term Loan B, 4.299%, 04/03/24	1,223,813	0.1
2,037,782		Minimax Viking GmbH, Facility B1B Loan, 4.049%, 08/16/23	2,055,613	0.1
2,266,854		NCI Building Systems, Inc., Term Loan, 4.299%, 06/24/22	2,285,272	0.1
2,031,343		Ply Gem Industries, Inc., Term Loan, 4.299%, 02/01/21	2,045,308	0.1
7,711,250		Quikrete Holdings, Upsized Term Loan B, 4.049%, 11/15/23	7,705,898	0.4
669,414		Ventia Service (fka Leighton), Upsized Term Loan B, 4.799%, 05/21/22	677,781	0.0
2,100,000	(2)	WernerCo, Term Loan B, 5.299%, 06/30/24	2,094,750	0.1
3,855,625		Wilsonart LLC, Term Loan B, 4.799%, 12/19/23	3,874,101	0.2
4,014,564		Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 4.799%, 06/14/21	4,051,365	0.2
			48,095,503	2.4

		Business Equipment & Services: 7.3%
6,656,902		Acosta, Inc., New Term Loan B, 4.549%, 09/26/21	6,028,064	0.3
12,365,852		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.549%, 07/23/21	11,942,322	0.6
820,000		Advantage Sales & Marketing, Inc., First Lien Term Loan-B Incremental, 4.549%, 07/25/21	791,915	0.0

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
2,000,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.799%, 07/25/22	$1,925,000	0.1
9,925,125	(2)	AlixPartners, LLP, Term Loan B, 4.299%, 04/07/24	9,983,435	0.5
5,563,639	(2)	Allflex Holdings III, Inc., First Lien Term Loan, 4.549%, 07/17/20	5,604,209	0.3
2,285,625		Array Canada Inc., Senior Secured Term Loan, 6.299%, 02/10/23	2,275,625	0.1
2,233,153		Clarivate (f/k/a Thomson Reuters Intellectual Property & Science), First Lien Term Loan, 4.799%, 10/03/23	2,248,970	0.1
7,789,374		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.549%, 11/14/19	7,771,988	0.4
5,000,000		Cyxtera Technologies, Inc., First Lien Term Loan, 4.299%, 05/01/24	5,036,250	0.3
2,952,688		Document Technologies, Inc., Term Loan B, 6.549%, 10/01/23	2,873,334	0.1
994,000	(2)	Element Materials Technology, USD Term Loan, 4.799%, 06/30/24	1,003,128	0.1
5,834,577	(2)	Endurance International, Term Loan B, 5.299%, 02/09/23	5,862,536	0.3
2,448,863		EVO Payments, First Lien, 6.299%, 12/22/23	2,481,386	0.1
2,500,000		First American Payment Systems, First Lien Term Loan, 7.049%, 01/15/24	2,506,250	0.1
3,939,625		First Data Corporation, Term Loan 2022, 3.549%, 07/10/22	3,938,529	0.2
3,575,348		First Data Corporation, Term Loan 2024, 3.799%, 03/24/24	3,578,476	0.2
4,936,814		First Data Corporation, Term Loan A, 3.299%, 06/02/20	4,946,071	0.2
1,661,539		Garda World Security Corp., US Term Facility, 5.299%, 05/16/24	1,671,923	0.1
4,083,790		ION Trading Technologies Limited, Term Loan B USD 2016 refi, 4.299%, 08/11/23	4,060,819	0.2
2,832,143		iQor, First Lien Term Loan, 6.299%, 04/01/21	2,820,639	0.1
1,000,000		iQor, Second Lien Term Loan, 10.049%, 04/01/22	957,500	0.1
9,590,575	(2)	KinderCare Education, LLC (fka Knowledge Universe Education, LLC), Upsized First Lien Term Loan, 5.049%, 08/13/22	9,653,518	0.5
2,735,269		Legal Shield, First Lien Term Loan, 6.549%, 07/01/19	2,763,478	0.1
1,000,000		Legal Shield, Second Lien Term Loan, 10.299%, 07/01/20	1,007,500	0.1
940,000		MCS AMS Sub-Holdings LLC, First Lien Term Loan, 6.049%, 05/30/24	952,925	0.0
13,700,000		Misys, Term Loan B USD, 4.799%, 04/30/24	13,719,769	0.7
870,000		Misys, Term Loan Second Lien USD, 8.549%, 04/30/25	887,944	0.0
625,000	(2)	Neustar, Inc., Second Lien Term Loan, 9.299%, 02/28/25	634,114	0.0
5,400,000	(2)	Neustar, Inc., Term Loan B-2, 5.049%, 03/01/24	5,446,408	0.3
2,581,988		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.799%, 07/30/21	1,936,491	0.1
3,638,763		Solera Management, USD Term Loan B, 4.549%, 03/03/23	3,652,409	0.2
1,451,309		SourceHOV, First Lien Term Loan, 8.049%, 10/31/19	1,444,959	0.1
3,025,000		SurveyMonkey.com, LLC, Term Loan, 5.799%, 04/12/24	3,043,906	0.2
1,295,000	(2)	Switch, Ltd, Term Loan B, 4.049%, 06/26/24	1,301,475	0.1
109,816		Wash Multi-Family Services, CAD First Lien Term Loan, 4.549%, 05/26/22	110,091	0.0
627,057		Wash Multi-Family Services, USD First Lien Term Loan, 4.549%, 05/14/22	628,625	0.0
7,353,370		West Corp, Term Loan B-12, 3.799%, 06/17/23	7,365,320	0.4
			144,857,301	7.3

		Cable & Satellite Television: 2.3%
5,942,349		Charter Communications Operating, LLC, Term Loan I, 3.549%, 01/15/24	5,971,651	0.3
7,297,500		CSC Holdings, Inc. (Cablevision), Term Loan B, 3.549%, 07/15/25	7,286,101	0.4
5,381,513	(2)	RCN Grande Cable, Term Loan B, 4.299%, 02/01/24	5,319,292	0.3
2,695,000		Suddenlink Communications (aka Cequel Communications, LLC), New Term Loan B, 3.549%, 07/25/25	2,697,021	0.1
2,545,795		Telesat Canada, Term Loan B, 4.299%, 11/17/23	2,563,826	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Cable & Satellite Television: (continued)
4,280,000		UPC Financing Partnership, Term Loan AP, 4.049%, 04/15/25	$4,290,165	0.2
5,175,000		Virgin Media Investment Holdings Limited, Term Loan I, 4.049%, 01/31/25	5,184,165	0.3
979,813		WaveDivision Holdings LLC, New Term Loan B, 4.049%, 10/15/19	982,722	0.0
11,912,487		Wideopenwest Finance, LLC, 2016 Term Loan, 4.799%, 08/18/23	11,934,085	0.6
			46,229,028	2.3

		Chemicals & Plastics: 4.8%
1,487,117		A. Schulman, Inc., US Term Loan B, 4.549%, 06/01/22	1,489,905	0.1
3,586,636		Allnex S.a.r.l. (Monarch), Term B-2 Facility, 4.549%, 09/13/23	3,595,603	0.2
2,702,137		Allnex S.a.r.l. (Monarch), Term B-3 Facility, 4.549%, 09/13/23	2,708,892	0.1
5,195,000		Atotech, Term Loan B-1 USD, 4.299%, 01/31/24	5,217,079	0.3
9,277,689		Avantor Performance Materials, First Lien Term Loan, 5.299%, 03/10/24	9,349,202	0.5
575,000		Avantor Performance Materials, Second Lien Term Loan, 9.549%, 03/10/25	583,984	0.0
8,010,064		Emerald Performance Materials LLC, First Lien Term Loan, 4.799%, 08/01/21	8,078,149	0.4
750,000		Emerald Performance Materials LLC, Second Lien Term Loan, 9.049%, 08/01/22	751,250	0.0
589,138		Flint Group Holdings S.A.R.L., Second Lien, 8.549%, 09/05/22	577,355	0.0
4,023,418		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.299%, 09/07/21	4,000,787	0.2
665,118		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.299%, 09/07/21	659,298	0.0
5,505,893		Huntsman International LLC, 2016 Term Loan B, 4.299%, 04/01/23	5,535,107	0.3
8,857,374		Ineos US Finance LLC, Term Loan B USD '22, 4.049%, 03/31/22	8,894,744	0.4
2,837,855	(2)	KMG Chemicals, Inc, Term Loan, 5.549%, 06/15/24	2,871,591	0.1
5,199,531		Kraton Polymers LLC, Term Loan Facility, 5.299%, 01/06/22	5,257,458	0.3
2,279,866		MacDermid, Inc. (a.k.a Platform Specialty Products Corp), USD Term Loan B6, 4.299%, 06/07/23	2,288,652	0.1
1,054,485		Orion Engineered Carbons, Term Loan B USD, 3.799%, 07/25/21	1,058,439	0.1
1,418,598		PQ Corporation, Dollar Term Loan, 5.549%, 11/04/22	1,434,315	0.1
7,813,374	(2)	Royal Adhesives & Sealants, First Lien Term Loan, 4.549%, 06/19/22	7,878,811	0.4
137,931		Royal Adhesives & Sealants, Second Lien Term Loan, 8.799%, 06/19/23	138,190	0.0
7,175,116		Solenis International, L.P., USD First Lien Term Loan, 4.549%, 07/31/21	7,205,948	0.4
8,578,127		Styrolution Group GmbH, New USD facility, 4.049%, 03/30/24	8,642,463	0.4
4,953,568		Tronox Pigments (Netherlands) BV, Term Loan, 4.799%, 03/19/20	4,993,578	0.3
2,977,462		Univar Inc., Dollar Term B2 Loan, 4.049%, 07/01/22	2,983,355	0.1
			96,194,155	4.8

		Clothing/Textiles: 0.3%
6,695,610		Herff Jones, Inc., First Lien Term Loan, 4.799%, 12/10/21	6,739,553	0.3
212,078		Vince, LLC, Term Loan, 6.299%, 11/27/19	192,991	0.0
			6,932,544	0.3

		Conglomerates: 0.2%
1,504,614		Jason Incorporated, First Lien Term Loan, 5.799%, 06/30/21	1,386,878	0.1
399,955		Jason Incorporated, Second Lien Term Loan, 9.299%, 06/30/22	308,965	0.0
1,828,099		Waterpik, First Lien, 6.049%, 07/08/20	1,834,955	0.1
			3,530,798	0.2

		Containers & Glass Products: 3.7%
3,850,000		Albea S.A, USD Term Loan B, 5.049%, 04/22/24	3,859,625	0.2
8,187,924		Berlin Packaging, LLC, First Lien Term Loan, 4.549%, 10/01/21	8,220,676	0.4
450,000		Berlin Packaging, LLC, Second Lien Term Facility, 8.049%, 09/30/22	455,625	0.0
6,026,072		Berry Plastics Corporation, Term I Loan, 3.799%, 10/01/22	6,040,010	0.3

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Containers & Glass Products: (continued)
1,000,000		Berry Plastics Corporation, Term L Loan, 3.549%, 01/06/21	$1,003,906	0.1
1,975,000		Bway Holding Company, Term Loan B, 4.549%, 04/07/24	1,975,705	0.1
1,490,000		Consolidated Container Company LLC, Term Loan, 4.799%, 05/22/24	1,501,408	0.1
5,674,507	(2)	Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.549%, 06/30/21	5,710,682	0.3
4,052,144	(2)	Milacron LLC, Term Loan, 4.299%, 09/28/23	4,067,339	0.2
3,964,000		Novolex (aka Flex Acquisition Company, Inc), First Lien Term Loan, 4.549%, 12/29/23	3,984,811	0.2
4,364,544	(2)	Proampac Intermediate Inc (f.k.a Prolampac Inc), First Lien Term Loan, 5.299%, 11/18/23	4,428,192	0.2
660,000		Proampac Intermediate Inc (f.k.a Prolampac Inc), Second Lien Term Loan, 9.799%, 11/18/24	672,375	0.0
13,524,101	(2)	Reynolds Group Holdings Inc, USD Term Loan, 4.299%, 02/04/23	13,568,474	0.7
9,490,017	(2)	SIG Combibloc Group AG, USD Term Loan, 4.299%, 03/10/22	9,553,942	0.5
4,967,078	(2)	Tekni-Plex, Inc., Upsized First Lien Term Loan, 4.799%, 06/01/22	4,980,116	0.2
296,745	(1)	TricorBraun Holdings, Inc. First Lien Delayed Draw Term Loan, 11/30/23	300,083	0.0
2,952,608		TricorBraun, First Lien Term Loan, 5.049%, 11/30/23	2,985,825	0.2
			73,308,794	3.7

		Cosmetics/Toiletries: 0.5%
10,637,125		Revlon Consumer Products Corporation, Term Loan B 2016, 4.799%, 09/07/23	9,943,499	0.5

		Diversified Insurance: 4.6%
10,827,863	(1),(2)	Acrisure, LLC, Term Loan, 6.299%, 11/22/23	10,951,365	0.5
9,832,242		Alliant Holdings, I, LLC, Term Loan B, 4.549%, 08/14/22	9,863,734	0.5
5,771,000		AmWINS Group, Inc., First Lien Term Loan, 4.049%, 01/25/24	5,780,020	0.3
500,000		AmWINS Group, Inc., Second Lien Term Loan, 8.049%, 01/25/25	511,250	0.0
10,477,031		Applied Systems Inc., First Lien Term Loan, 4.549%, 01/25/21	10,551,239	0.5
1,630,224		Applied Systems Inc., Second Lien Term Loan, 7.799%, 01/24/22	1,647,884	0.1
7,586,342		AssuredPartners, Inc., First Lien Term Loan, 4.799%, 10/22/22	7,593,929	0.4
7,720,000	(2)	CCC Information Services Group, Inc., First Lien Term Loan, 4.299%, 04/27/24	7,710,350	0.4
300,000		CCC Information Services Group, Inc., Second Lien Term Loan, 8.049%, 04/27/25	307,875	0.0
9,540,026		Hub International Limited, Term Loan B, 4.549%, 10/02/20	9,586,295	0.5
7,763,494	(2)	National Financial Partners Corp., Term Loan, 4.799%, 01/08/24	7,809,104	0.4
5,931,122		Sedgwick Holdings, Inc., First Lien Term Loan, 4.049%, 02/28/21	5,944,099	0.3
1,000,000		Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 7.049%, 02/28/22	1,002,917	0.0
1,500,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 7.049%, 02/28/22	1,506,251	0.1
5,400,000		USI, Inc., Term Loan B, 4.299%, 05/16/24	5,373,675	0.3
5,864,472	(2)	Vertafore, Inc., Term Loan B, 4.549%, 06/17/23	5,870,888	0.3
			92,010,875	4.6

		Drugs: 1.1%
886,973	(2)	Akorn, Inc, Term Loan, 5.549%, 04/16/21	896,929	0.0
3,811,740		Alvogen Pharma U.S., Term Loan B, 6.299%, 04/02/22	3,764,093	0.2
3,785,653	(2)	Amneal Pharmaceuticals LLC, Term Loan B, 4.799%, 11/01/19	3,814,045	0.2
10,500,000	(2)	Endo LLC, Term Loan B, 5.549%, 04/24/24	10,600,895	0.5
1,436,400		Horizon Pharma, Inc., Term Loan B, 5.049%, 03/23/24	1,444,480	0.1
1,456,146		Prestige Brands, B-4, 4.049%, 01/26/24	1,464,856	0.1
			21,985,298	1.1

		Ecological Services & Equipment: 0.7%
5,280,396		4L Holdings Inc., Term Loan B, 5.799%, 05/08/20	4,950,372	0.2

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Ecological Services & Equipment: (continued)
9,240,411		Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Term Loan B, 4.049%, 11/10/23	$9,298,164	0.5
			14,248,536	0.7

		Electronics/Electrical: 12.7%
3,100,000		Aptean Holdings, Inc., First Lien Term Loan, 6.299%, 12/22/22	3,119,375	0.2
6,026,713		Avast Software B.V., Term Loan USD, 4.549%, 09/30/23	6,089,493	0.3
11,136,047	(2)	BMC Software, Inc., U.S. Term Loan, 5.299%, 09/10/22	11,175,023	0.6
3,064,753		Cavium, Inc., Term Loan B, 3.549%, 08/16/22	3,080,077	0.2
7,694,571	(2)	Compuware Corporation, Term Loan B-3, 5.549%, 12/15/21	7,735,106	0.4
21,303,084		Dell International LLC, Term Loan B, 3.799%, 09/07/23	21,415,308	1.1
6,246,204		Dell Software Group, Term Loan B, 7.299%, 10/31/22	6,354,863	0.3
3,340,987		ECI, Term Loan B, 6.049%, 05/28/21	3,361,868	0.2
1,641,899		Epicor Software Corporation, 08/16 Incremental Term Loan B, 5.299%, 06/01/22	1,643,439	0.1
7,828,516		Epicor Software Corporation, Term Loan B, 5.049%, 06/01/22	7,833,409	0.4
3,213,969	(2)	Eze Castle Software, Inc., First Lien Term Loan, 4.299%, 04/04/20	3,238,073	0.2
1,428,261		Eze Castle Software, Inc., Second Lien Term Loan, 7.799%, 04/05/21	1,431,831	0.1
10,238,996		Go Daddy Operating Company, LLC, Term Loan, 3.799%, 02/15/24	10,273,552	0.5
4,845,650		Greeneden U.S. Holdings II, L.L.C., USD Term Loan, 5.299%, 12/01/23	4,866,244	0.2
8,526,561	(2)	Hyland Software, Inc., 1st Lien Term Loan, 4.549%, 07/01/22	8,586,068	0.4
2,500,000	(2)	Hyland Software, Inc., Incremental 1st Lien Term Loan, 4.549%, 07/01/22	2,517,447	0.1
1,226,925		Infor (US), Inc., USD Term Loan B, 4.049%, 02/01/22	1,221,228	0.1
9,660,610	(2)	Informatica Corporation, Term Loan B, 4.799%, 08/05/22	9,661,614	0.5
8,857,994	(2)	JDA Software (f.k.a RedPrairie Corporation), Term Loan B, 4.799%, 10/12/23	8,922,586	0.4
11,034,613	(2)	Kronos Incorporated, First Lien Term Loan, 4.799%, 11/01/23	11,123,640	0.6
2,955,000		Linxens, Term Loan B-3 USD, 4.799%, 10/14/22	2,958,694	0.1
5,335,050	(2)	M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 3.549%, 05/15/24	5,323,382	0.3
1,080,000		MaxLinear, Term Loan B, 3.799%, 05/13/24	1,080,675	0.0
1,186,600		Micro Focus, MA Finance Co USD Term Loan, 4.049%, 04/18/24	1,187,935	0.1
8,013,400		Micro Focus, Seattle Term Loan, 4.049%, 04/19/24	8,022,415	0.4
1,460,250		Micron Technology, Inc., Term Loan B, 3.799%, 04/26/22	1,474,282	0.1
3,301,945		Microsemi Corporation, Term Loan B, 3.549%, 01/15/23	3,314,671	0.2
2,037,188		Navico Inc., First Lien Term Loan, 7.049%, 03/15/23	2,032,095	0.1
791,700		Oberthur Technologies, Term Loan B1 USD, 5.049%, 01/10/24	797,638	0.0
1,283,100		Oberthur Technologies, Term Loan B2 USD, 5.049%, 12/14/23	1,292,723	0.1
550,000		Omnitracs Inc., Upsized Second Lien Term Loan, 9.049%, 05/25/21	552,062	0.0
3,992,231		ON Semiconductor Corporation, Term Loan B, 3.549%, 03/31/23	4,003,461	0.2
1,894,459		Optiv Security, Inc. (f.k.a. Accuvant Inc.), First Lien Term Loan, 4.549%, 02/01/24	1,865,648	0.1
8,478,750		Rackspace Hosting, Term Loan B, 4.799%, 11/03/23	8,509,664	0.4
9,018,628		Riverbed Technology, Inc., First Lien Term Loan, 4.549%, 04/24/22	8,907,149	0.4
3,960,580		Rovi Solutions Corporation, Term Loan B, 3.799%, 07/02/21	3,969,986	0.2
1,840,750		Sabre Inc., Term Loan B Facility, 4.049%, 02/16/24	1,856,036	0.1
6,319,611		Skillsoft Corp., First Lien Term Loan, 6.049%, 04/28/21	5,983,882	0.3
10,459,676		SolarWinds Holdings, Inc., Term Loan, 4.799%, 02/05/23	10,497,593	0.5
6,180,946		SS&C Technologies Inc., Term Loan B-1, 3.549%, 07/08/22	6,214,608	0.3

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
374,903		SS&C Technologies Inc., Term Loan B-2, 3.549%, 07/08/22	$376,945	0.0
2,392,150		Synchronoss Technologies, Inc., First Lien Term Loan, 4.049%, 01/23/24	2,358,062	0.1
5,805,384		TTM Technologies, Term Loan B, 5.549%, 05/31/21	5,914,235	0.3
997,500	(2)	Veritas Technologies Corporation, USD Term Loan B-1, 5.799%, 01/27/23	1,000,118	0.0
5,253,144		Veritas Technologies Corporation, USD Term Loan B-1, 6.924%, 01/27/23	5,264,964	0.3
12,481,759		Western Digital, USD Term Loan B-2, 4.049%, 04/29/23	12,576,346	0.6
3,482,500		Tessera Technologies, Term Loan B, 4.549%, 12/01/23	3,517,325	0.2
8,650,026		Zebra Technologies, Term Loan B, 3.799%, 10/27/21	8,698,726	0.4
			253,201,564	12.7

		Equipment Leasing: 0.2%
4,635,000	(2)	Brand Energy & Infrastructure Services, Inc., Term Loan, 5.549%, 06/14/24	4,626,889	0.2

		Equity REITs and REOCs: 0.7%
6,325,000		Capital Automotive L.P., First Lien Term Loan, 4.299%, 03/25/24	6,384,297	0.3
3,300,000		Capital Automotive L.P., Second Lien Term Loan, 7.299%, 03/24/25	3,351,563	0.2
3,563,120		ESH Hospitality, Inc., Term Loan B, 3.799%, 08/30/23	3,580,618	0.2
			13,316,478	0.7

		Financial Intermediaries: 1.6%
4,652,457		Duff & Phelps, Add-on Term Loan, 5.049%, 04/23/20	4,689,281	0.2
6,912,500		First Eagle Investment Management, Inc., Term Loan B, 4.799%, 12/01/22	6,985,945	0.3
1,290,000	(2)	Focus Financial Partners, First Lien Term Loan, 4.549%, 05/17/24	1,302,094	0.1
3,344,000	(2)	Fortress Investment Group, First Lien Term Loan, 4.049%, 06/15/22	3,367,685	0.2
7,650,000		LPL Holdings, Inc., Term Loan B, 3.799%, 03/15/24	7,699,006	0.4
1,790,400		TaxAct / HD Vest, Ter Loan B, 5.049%, 04/19/24	1,801,590	0.1
5,923,715		Trans Union LLC, Term Loan B, 3.799%, 04/09/23	5,971,318	0.3
			31,816,919	1.6

		Food Products: 2.3%
1,250,000	(2)	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 5.299%, 06/15/24	1,256,250	0.1
1,109,325		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.299%, 01/02/19	1,113,947	0.1
6,075,294	(2)	Atrium Innovations, Inc., USD First Lien Term Loan, 4.799%, 02/15/21	6,105,670	0.3
4,630,648		CSM Bakery Supplies, First Lien Term Loan, 5.299%, 07/03/20	4,399,116	0.2
3,642,734		Del Monte Foods Consumer Products, Inc., First Lien, 4.549%, 02/18/21	2,959,721	0.2
450,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.549%, 08/18/21	307,125	0.0
4,470,783		Dole Food Company, Inc., Term Loan B, 4.299%, 04/04/24	4,486,351	0.2
6,335,085		Hostess, First Lien Term Loan, 3.799%, 08/03/22	6,368,078	0.3
8,500,000		JBS USA, Inc. (FKA Swift), Term Loan B, 6.750%, 10/30/22	8,296,799	0.4
2,250,000		Nomad Foods Ltd, Term Loan B USD, 4.049%, 04/21/24	2,259,493	0.1
2,790,000		NPC International, First Lien Term Loan, 4.799%, 03/30/24	2,805,694	0.1
970,000		NPC International, Second Lien Term Loan, 8.799%, 04/20/25	984,550	0.1
3,890,000	(2)	Post Holdings, Inc., First Lien Term Loan, 3.549%, 05/16/24	3,899,725	0.2
			45,242,519	2.3

		Food Service: 1.4%
5,663,332		CEC Entertainment, Inc., First Lien Term Loan, 4.299%, 02/14/21	5,644,751	0.3
2,118,163		Landry's Restaurants, Term Loan, 4.049%, 10/04/23	2,114,412	0.1
1,964,359		Manitowoc Foodservice, Inc., Term Loan B, 4.299%, 03/03/23	1,982,775	0.1
1,707,675		P.F. Chang's China Bistro, Inc., Term Loan, 4.549%, 06/30/19	1,699,137	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Service: (continued)
9,687,302		Restaurant Brands International (F.K.A. Burger King Corporation), Term Loan B, 3.549%, 02/16/24	$9,685,287	0.5
6,642,937		US Foods, Inc., Term Loan B, 4.049%, 06/27/23	6,677,574	0.3
			27,803,936	1.4

		Food/Drug Retailers: 1.5%
9,425,565		Albertsons LLC, Term Loan-B4, 4.299%, 08/15/21	9,452,098	0.5
2,431,250		Portillo Restaurant Group (The), First Lien Term Loan, 5.799%, 08/04/21	2,446,445	0.1
4,492,425		Save-A-Lot, Term Loan B, 7.299%, 12/05/23	4,380,114	0.2
7,100,000		Smart & Final Stores, Extended Term Loan B, 4.799%, 11/15/22	6,875,164	0.4
1,724,428	(2)	Supervalu, Term Loan-B (DD), 4.799%, 06/15/24	1,674,851	0.1
2,874,047	(2)	Supervalu, Term Loan-B, 4.799%, 06/15/24	2,791,418	0.1
2,388,000		NBTY, Inc., USD Term Loan B, 4.799%, 05/05/23	2,393,672	0.1
			30,013,762	1.5

		Forest Products: 0.1%
2,756,675		Blount International, Inc., Term Loan B USD, 6.299%, 04/12/23	2,803,194	0.1

		Health Care: 11.1%
8,284,135		Acadia, New Term Loan B, 4.049%, 02/16/23	8,353,515	0.4
9,302,272		Air Medical Group Holdings, Inc., Term Loan B, 4.549%, 04/28/22	9,147,621	0.5
3,737,071		Air Methods, Term Loan B, 4.799%, 04/17/24	3,704,372	0.2
1,537,157		Aspen Dental Management, Inc., Term Loan B, 5.049%, 04/30/22	1,553,490	0.1
1,089,000		ATI Physical Therapy, First Lien Term Loan, 5.799%, 05/10/23	1,099,890	0.1
3,300,240		Catalent Pharma Solutions, Inc. , USD Term Loan, 4.049%, 05/20/21	3,333,929	0.2
11,471,250		Change Healthcare, Inc., Term Loan B, 4.049%, 02/28/24	11,487,379	0.6
8,240,394		CHG Medical Staffing, Inc., Upsized Term Loan B, 5.049%, 06/07/23	8,322,798	0.4
8,888,835	(2)	CHS/Community Health Systems, Inc., Term Loan H, 4.299%, 01/27/21	8,885,662	0.5
1,258,254		Concentra Inc, Term Loan B, 4.299%, 06/01/22	1,260,798	0.1
2,237,969		Correct Care Solutions, First Lien Term Loan, 5.299%, 07/22/21	1,991,792	0.1
5,139,578		Connolly / iHealth Technologies, New First Lien Term Loan B, 3.799%, 09/28/23	5,158,852	0.3
7,664,177	(2)	DJO Finance LLC, First Lien Term Loan, 4.549%, 06/08/20	7,594,241	0.4
7,765,987	(2)	Envision Healthcare Corporation, Tranche C, 4.299%, 12/01/23	7,808,700	0.4
2,595,229		CareCore National, LLC, Term Loan B, 5.299%, 03/05/21	2,630,913	0.1
4,292,617		ExamWorks Group, Inc., Term B, 4.549%, 07/27/23	4,323,918	0.2
995,000	(2)	GHX, First Lien Term Loan, 4.549%, 06/21/24	996,244	0.1
2,560,178		Greenway Health LLC, Term B, 6.049%, 02/17/24	2,571,911	0.1
15,251,775		Grifols S.A, Term Loan B, 3.549%, 01/31/25	15,293,748	0.8
2,826,356		Healogics, Inc., First Lien Term Loan, 5.549%, 07/01/21	2,242,241	0.1
1,250,000		Healogics, Inc., Second Lien Term Loan, 9.299%, 07/01/22	893,750	0.0
6,643,095		Iasis Healthcare LLC, B-3, 5.299%, 02/17/21	6,691,258	0.3
2,596,950		inVentiv Health Inc., Term Loan B, 5.049%, 11/09/23	2,609,008	0.1
7,995,000		Kinetic Concepts, Inc., USD Term B, 4.549%, 02/03/24	7,966,682	0.4
6,255,199	(2)	Multiplan, Inc, First Lien Term Loan, 4.299%, 06/07/23	6,262,236	0.3
2,849,662		Precyse, First Lien Term Loan, 5.799%, 10/20/22	2,870,145	0.1
1,380,000	(1)	NVA Holdings, Inc. Delayed Draw Term Loan B2, 08/14/21	1,389,488	0.1
6,206,192		NVA Holdings, Inc., Term Loan B-2, 4.799%, 08/14/21	6,259,528	0.3
3,500,000		Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 6.049%, 08/28/22	3,434,375	0.2
8,321,987	(2)	Pharmaceutical Product Development, Inc., Term Loan B, 4.049%, 08/18/22	8,333,038	0.4
2,268,600		Press Ganey, First Lien Term Loan, 4.549%, 10/01/23	2,277,817	0.1
225,000		Press Ganey, Second Lien Term Loan, 8.549%, 10/01/24	230,625	0.0
4,457,481		Prospect Medical Holdings, Inc., Term Loan B, 7.299%, 06/30/22	4,510,414	0.2

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
4,291,299	(2)	Schumacher Group, First Lien Term Loan, 5.299%, 07/31/22	$4,312,756	0.2
5,211,938		Select Medical Corporation, Term B, 4.799%, 03/06/24	5,260,773	0.3
5,884,955		Sivantos (Siemens Audiology), Term Loan B USD, 4.299%, 01/17/22	5,907,024	0.3
8,888,744	(2)	Sterigenics International LLC, Term Loan B, 4.299%, 05/15/22	8,872,078	0.4
8,006,160		Surgery Center Holdings, Inc., First Lien Term Loan, 5.049%, 11/03/20	8,057,447	0.4
4,590,000	(2)	Surgery Center Holdings, Inc., Term B, 4.549%, 06/20/24	4,607,213	0.2
4,788,000		Team Health, Inc., Term Loan B, 4.049%, 01/25/24	4,768,250	0.2
1,510,000		Tecomet, Term Loan B, 5.049%, 04/28/24	1,510,944	0.1
7,637,462		U.S. Renal Care, Inc., First Lien Term Loan, 5.549%, 12/30/22	7,436,979	0.4
2,210,000	(2)	US Anesthesia Partners, First Lien Term Loan, 4.549%, 06/16/24	2,215,525	0.1
2,172,016		Valeant Pharmaceuticals International, Inc., First Lien Term Loan, 6.049%, 04/01/22	2,203,843	0.1
4,058,856		Vizient, Inc., B-3, 4.799%, 02/13/23	4,101,981	0.2
			220,745,191	11.1

		Home Furnishings: 1.0%
7,027,263		ADT fka Protection One, Inc., Upsized Term Loan B, 4.549%, 05/02/22	7,045,457	0.3
3,664,702		Hillman Group (The), Inc., Term Loan B, 4.799%, 06/30/21	3,692,949	0.2
9,975,000		Serta Simmons Bedding, LLC, First Lien Term Loan, 4.799%, 11/08/23	9,972,925	0.5
			20,711,331	1.0

		Industrial Equipment: 2.6%
2,275,273		Accudyne Industries LLC, Term Loan, 4.299%, 12/13/19	2,261,053	0.1
7,563,042	(2)	Apex Tool Group, Term Loan B, 4.549%, 01/31/20	7,373,966	0.4
1,717,342		CeramTec GmbH, Dollar Term B-1 Loan, 4.049%, 08/30/20	1,730,222	0.1
206,637		CeramTec GmbH, Dollar Term B-2 Loan, 4.049%, 08/30/20	208,186	0.0
522,584		CeramTec GmbH, Dollar Term B-3 Loan, 4.049%, 08/30/20	526,503	0.0
3,882,447		Columbus McKinnon Corporation, First Lien Term Loan, 4.299%, 01/31/24	3,921,271	0.2
2,858,507		WTG Holdings III Corp., First Lien Term Loan, 5.049%, 01/15/21	2,876,373	0.1
5,370,617		Filtration Group Corporation, First Lien Term Loan, 4.549%, 11/30/20	5,414,812	0.3
5,555,798		Gardner Denver, Inc., Term Loan B USD, 4.549%, 07/30/20	5,575,243	0.3
1,339,875		Global Brass and Copper, Inc., Term Loan B, 5.549%, 07/18/23	1,344,866	0.1
2,459,789		Kenan Advantage Group, Inc., Term Loan B, 4.299%, 07/31/22	2,463,634	0.1
747,978		Kenan Advantage Group, Inc., Term Loan Canada Borrower, 4.299%, 07/31/22	749,147	0.0
827,111		MKS Instruments, Term Loan B, 4.049%, 04/29/23	832,280	0.0
7,706,260		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.049%, 08/21/23	7,718,783	0.4
1,057,350		Terex Corporation, Term Loan, 3.799%, 01/31/24	1,063,738	0.1
7,637,265	(2)	Vertiv Group Corporation, Term Loan B, 5.299%, 11/30/23	7,675,360	0.4
			51,735,437	2.6

		Leisure Goods/Activities/Movies: 2.9%
9,274,347		24 Hour Fitness Worldwide, Inc, Term Loan B, 5.049%, 05/28/21	9,245,365	0.5
7,110,779		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.549%, 02/01/24	7,125,221	0.4
300,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 8.049%, 08/08/22	302,737	0.0
8,379,000		Equinox Holdings, Inc., First Lien Term Loan -B, 4.549%, 03/10/24	8,427,439	0.4
530,000		Equinox Holdings, Inc., Second Lien Term Loan-B, 8.299%, 09/06/24	541,097	0.0
8,958,481		Fitness International, LLC., Term Loan B, 5.549%, 07/01/20	9,090,995	0.4
7,238,313	(2)	Life Time Fitness, Upsized Term Loan B, 4.299%, 06/10/22	7,262,873	0.4

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Leisure Goods/Activities/Movies: (continued)
2,082,857		NEP/NCP Holdco, Inc, Second Lien, 10.049%, 07/22/20	$2,110,628	0.1
5,080,763		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.549%, 01/22/20	5,095,584	0.2
3,897,620		SRAM, LLC, First Lien Term Loan, 4.799%, 03/13/24	3,909,800	0.2
3,912,869	(2)	UFC Holdings (fka Zuffa), First Lien Term Loan, 4.549%, 08/18/23	3,928,591	0.2
1,704,000		Winnebago, Term Loan B, 5.799%, 11/08/23	1,722,105	0.1
			58,762,435	2.9

		Lodging & Casinos: 3.9%
13,158,370		Amaya Gaming Group Inc., USD Term Loan, 4.799%, 08/01/21	13,198,582	0.7
1,347,221		American Casino and Entertainment Properties LLC, Term Loan, 4.549%, 07/07/22	1,357,325	0.1
10,459,411		Aristocrat Leisure Limited, Term Loan B, 3.549%, 10/20/21	10,516,938	0.5
1,546,125		Caesars Growth Properties Holdings, LLC, Term Loan B, 4.049%, 05/08/21	1,553,856	0.1
4,250,000		CityCenter Holdings, LLC, Term Loan B, 3.799%, 04/10/24	4,262,142	0.2
3,775,538		Eldorado Resorts, Inc., Term Loan B, 3.549%, 04/17/24	3,753,711	0.2
4,245,000		Global Cash Access, Inc., Term Loan B, 5.799%, 04/28/24	4,283,472	0.2
1,185,615		Golden Nugget, Inc., Delayed Draw Term Loan, 4.799%, 11/21/19	1,202,658	0.1
2,766,435		Golden Nugget, Inc., Term Loan, 4.799%, 11/21/19	2,806,202	0.1
344,750		Horseshoe Baltimore, Funded Term Loan B, 8.299%, 07/02/20	346,905	0.0
3,967,310		La Quinta, First Lien Term Loan, 4.049%, 04/14/21	3,988,983	0.2
10,631,904	(2)	Scientific Games International, Inc., Term Loan B-3, 5.299%, 10/01/21	10,749,610	0.5
5,245,000	(2)	Seminole Tribe Of Florida, Term Loan B, 3.299%, 06/26/24	5,261,391	0.3
11,131,459		Station Casinos LLC, Term Loan, 3.799%, 06/08/23	11,145,374	0.5
3,879,566		Twin River Management Group, Inc., Term Loan B, 4.799%, 07/10/20	3,914,726	0.2
			78,341,875	3.9

		Nonferrous Metals/Minerals: 0.2%
3,275,631		Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.799%, 09/05/19	3,120,038	0.2

		Oil & Gas: 1.0%
3,248,824		Energy Transfer Equity, L.P., New Term Loan, 4.049%, 02/02/24	3,236,930	0.2
4,761,034		FTS International, Inc. (fka FracTech), Term Loan, 6.049%, 04/16/21	3,872,306	0.2
3,353,375		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.799%, 06/18/20	1,500,635	0.1
2,800,000		Limetree Bay Terminals, Term Loan, 6.299%, 02/15/24	2,828,000	0.1
5,184,317		MEG Energy Corp., Term Loan, 4.799%, 12/31/23	5,055,788	0.2
2,653,741		Southcross Energy Partners, L.P., Term Loan, 5.549%, 08/04/21	2,371,781	0.1
209,670	&	Southcross Holdings L.P., Exit Term Loan, 1.299%, 04/13/23	187,130	0.0
1,125,000		Summit Midstream Partners, Term Loan, 7.299%, 05/15/22	1,140,469	0.1
			20,193,039	1.0

		Property & Casualty Insurance: 0.2%
4,880,487		BroadStreet Partners, Inc., Term Loan B, 5.549%, 11/08/23	4,952,172	0.2

		Publishing: 0.7%
7,727,839		McGraw Hill Global Education, Term Loan B, 5.299%, 05/04/22	7,622,547	0.4
2,675,329		Merrill Communications, LLC, New First Lien Term Loan, 6.549%, 06/01/22	2,683,689	0.1
244,215		Tribune Company, Term Loan B, 4.299%, 12/27/20	245,384	0.0
3,043,828		Tribune Company, Term Loan C, 4.299%, 01/27/24	3,069,034	0.2
			13,620,654	0.7

		Radio & Television: 2.0%
5,412,493		CBS Radio, Inc., Term Loan B, 4.799%, 10/17/23	5,455,592	0.3
8,181,947		Cumulus Media Holdings Inc., Term Loan, 4.549%, 12/23/20	6,617,149	0.3

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Radio & Television: (continued)
4,945,150		Learfield Communications, Inc, First Lien Term Loan, 4.549%, 12/01/23	$4,982,239	0.3
4,441,500		Lions Gate Entertainment Corp, New Term Loan B, 4.299%, 12/08/23	4,468,704	0.2
443,753		Nexstar Broadcasting, Inc., New Term Loan B - Mission, 4.299%, 01/17/24	445,556	0.0
4,491,084		Nexstar Broadcasting, Inc., New Term Loan B - Nexstar, 4.299%, 01/17/24	4,509,331	0.2
14,380,083		Univision Communications, Inc., Term Loan-C5, 4.049%, 03/15/24	14,141,920	0.7
			40,620,491	2.0

		Retailers (Except Food & Drug): 5.5%
1,341,250		Abercrombie & Fitch Management Co., Term Loan B, 5.049%, 08/09/21	1,304,366	0.1
2,550,547		Academy Ltd., Term Loan, 5.299%, 07/01/22	2,010,681	0.1
8,545,922		Ascena Retail Group, Inc., Term Loan B, 5.799%, 08/21/22	7,278,280	0.4
5,934,031		Belk, First Lien Term Loan, 6.049%, 12/12/22	5,082,498	0.2
9,400,000		BJs Wholesale Club, 1L Term Loan-B, 5.049%, 01/31/24	9,134,647	0.5
1,285,000		BJs Wholesale Club, 2L Term Loan-B, 8.799%, 01/31/25	1,255,686	0.1
5,570,949		FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 6.049%, 10/14/22	3,481,843	0.2
3,856,695		General Nutrition Centers, Inc., Term Loan B, 3.799%, 03/04/19	3,640,720	0.2
10,441,312	(2)	Harbor Freight Tools USA, Inc., Term Loan B, 4.549%, 08/15/23	10,453,643	0.5
6,213,775		Jo-Ann Stores, Inc., Term Loan B, 6.299%, 10/15/23	6,196,948	0.3
3,171,431		Lands' End, Inc., Term Loan B, 4.549%, 04/04/21	2,698,358	0.1
5,984,775		Leslies Poolmart, Inc., Term Loan B, 5.049%, 08/16/23	6,009,091	0.3
9,884,183	(2)	Men's Wearhouse, Term Loan, 4.799%, 06/18/21	9,488,815	0.5
3,024,370	(2)	National Vision, Inc., First Lien Term Loan, 4.299%, 03/13/21	3,034,090	0.1
5,507,331	(2)	Neiman Marcus Group, Inc, Term Loan, 4.549%, 10/25/20	4,168,361	0.2
7,423,674	(2)	Party City Holdings Inc, Term Loan-B, 4.299%, 08/19/22	7,437,594	0.4
7,813,650		Petco Animal Supplies, Inc., Term Loan B-1, 4.299%, 01/26/23	7,061,586	0.3
14,568,544		PetSmart, Inc., Term Loan-B, 4.299%, 03/11/22	13,565,821	0.7
1,545,000	(2)	Sally Holding LLC, Term Loan-B, 3.799%, 06/30/24	1,554,656	0.1
4,530,086		Savers, Term Loan B, 5.049%, 07/09/19	4,314,907	0.2
			109,172,591	5.5

		Surface Transport: 1.1%
2,433,851		Goodpack Ltd., First Lien Term Loan, 5.049%, 09/09/21	2,401,401	0.1
5,112,025		Navistar Inc., Term Loan B, 5.299%, 08/07/20	5,172,731	0.3
4,302,840		OSG Bulk Ships, Inc., First Lien Term Loan, 5.549%, 08/05/19	4,087,698	0.2
1,467,551		Quality Distribution, First Lien Term Loan, 6.049%, 08/18/22	1,430,862	0.1
1,107,225		V.Group, Term Loan B, 4.299%, 03/11/24	1,107,455	0.1
6,775,649		XPO Logistics, Term Loan B, 3.549%, 10/31/21	6,801,057	0.3
			21,001,204	1.1

		Telecommunications: 7.3%
3,000,000		Altice International S.A., USD Term Loan B, 4.049%, 07/15/25	2,994,375	0.1
5,259,290		Aricent Group, First Lien Term Loan, 5.799%, 04/14/21	5,281,206	0.3
11,165,671		Asurion, LLC, Replacement B-4 Term Loan, 4.549%, 08/04/22	11,235,457	0.6
1,150,000		Asurion, LLC, Second Lien Term Loan, 8.799%, 03/03/21	1,156,708	0.1
8,774,862		Asurion, LLC, Upsized Replacement B-5 Term Loan, 4.299%, 11/03/23	8,835,189	0.4
9,600,000		CenturyLink, Term Loan B, 2.750%, 01/31/25	9,507,427	0.5
4,330,167		CommScope, Inc., Tranche 5 Term Loan, 3.299%, 12/29/22	4,343,698	0.2
5,400,000	(2)	Consolidated Communications, Inc., Incremental Term Loan, 4.299%, 10/05/23	5,428,350	0.3
6,414,037		Consolidated Communications, Inc., Term Loan B, 4.299%, 10/05/23	6,457,332	0.3
1,166,437		Encompass Digital Media, Inc., First Lien, 5.799%, 06/05/21	1,125,612	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Telecommunications: (continued)
525,000		Encompass Digital Media, Inc., Second Lien, 9.049%, 06/05/22	$488,250	0.0
2,063,718	(2)	Global Tel*Link Corporation, First Lien Term Loan, 5.049%, 05/23/20	2,065,654	0.1
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.049%, 11/23/20	848,938	0.0
6,000,000		Level 3 Financing, Inc, Term Loan B, 3.549%, 02/17/24	6,021,252	0.3
5,507,432	(2)	Lightower Fiber Networks, First Lien Term Loan, 4.549%, 04/13/20	5,537,816	0.3
3,460,000	(2)	Securus Technologies, Inc., First Lien Term Loan, 5.799%, 06/20/24	3,455,135	0.2
7,397,850	(2)	SFR Group SA (Numericable), Term Loan B10 USD, 4.549%, 01/14/25	7,391,244	0.4
1,700,000		SFR Group SA (Numericable), USD Term Loan B11, 4.049%, 07/30/25	1,688,617	0.1
7,660,800		Sprint Communications, Term Loan B, 3.799%, 02/03/24	7,669,005	0.4
6,934,494		Syniverse Holdings, Inc., Initial Term Loan, 4.299%, 04/23/19	6,501,088	0.3
1,279,209		Syniverse Holdings, Inc., Tranche B Term Loan, 4.299%, 04/23/19	1,199,258	0.1
8,125,000		Telenet Group Holding NV, USD Term Loan AI, 4.049%, 06/30/25	8,137,699	0.4
5,670,000		U.S. Telepacific Corp, Term Loan B, 6.299%, 04/17/23	5,614,185	0.3
13,033,544	(2)	Communications Sales & Leasing, Inc., Term Loan B, 4.299%, 10/24/22	13,047,073	0.6
997,494		Windstream Corporation, Term Loan B-7, 4.549%, 02/17/24	978,791	0.0
7,951,487		Windstream Corporation, Upsized Term Loan B-6, 5.299%, 03/29/21	7,936,578	0.4
1,805,280		Zayo Group, LLC, Term Loan B-2, 3.799%, 01/19/24	1,813,178	0.1
8,430,000		Ziggo N.V., USD TLE, 3.799%, 04/15/25	8,419,462	0.4
			145,178,577	7.3

		Utilities: 2.8%
2,318,285	(2)	Aclara Technologies LLC, Term Loan, 7.049%, 08/09/23	2,341,469	0.1
6,924,544		Calpine Corp, Term Loan B-5, 4.049%, 01/15/24	6,924,544	0.3
4,927,469		Calpine Corp, Term Loan B-6, 4.049%, 01/15/23	4,926,956	0.2
3,027,785		Dayton Power and Light Company, Term Loan, 4.549%, 08/30/22	3,077,895	0.2
6,857,813		Dynegy Inc., Term Loan C, 4.549%, 02/07/24	6,850,893	0.3
4,531,441		TPF II Power, LLC, Term Loan, 5.299%, 10/02/23	4,532,574	0.2
5,365,970	(2)	Helix Gen LLC, Term Loan, 5.049%, 03/01/24	5,411,484	0.3
4,107,223		Linden Power Complex, Term Loan, 4.799%, 06/28/23	4,140,594	0.2
1,960,000		Longview Power, LLC, Term Loan, 7.299%, 04/13/21	1,337,700	0.1
2,547,200		MRP Generation Holdings, LLC (fka TPF Generation Holdings, LLC), Term Loan, 8.299%, 09/30/22	2,400,736	0.1
2,300,000		Nautilus Power, LLC, Term Loan, 5.799%, 05/01/24	2,281,313	0.1
1,379,000		RISEC, Term Loan, 6.049%, 12/19/22	1,372,105	0.1
1,368,572		Southeast PowerGen, LLC, Term Loan B, 4.799%, 12/02/21	1,325,804	0.1
6,878,719		Vistra Operations Company LLC (fka TCEH), Term Loan B, 4.049%, 08/04/23	6,821,110	0.3
997,494	(2)	Vistra Operations Company LLC (fka TCEH), Term Loan B-2, 4.549%, 12/15/23	999,489	0.1
1,576,714		Vistra Operations Company LLC (fka TCEH), Term Loan C, 4.049%, 08/04/23	1,563,509	0.1
			56,308,175	2.8

	Total Loans
	(Cost $1,925,506,581)		1,914,905,991	95.9

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.0%
42,798	@	EveryWhere Global	320,985	0.0
57,165	@	Millennium Health, LLC	68,598	0.0
222	@	Southcross Holdings GP LLC	–	0.0

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: (continued)
222	@ Southcross Holdings L.P. - Class A	$127,095	0.0
	Total Equities and Other Assets
	(Cost $943,780)	516,678	0.0

	Total Long-Term Investments
	(Cost $1,926,450,361)	1,915,422,669	95.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.3%
	Loans: 0.1%
2,120,000	Bass Pro Group, LLC, Asset Sale Facility, 6.049%, 06/08/18
	(Cost $2,107,289)	2,130,600	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.2%
182,995,451	State Street Institutional Liquid Reserves Fund - Premier Class, 0.11%††
	(Cost $183,013,750)	183,013,750	9.2

	Total Short-Term Investments
	(Cost $185,121,039)	185,144,350	9.3

	Total Investments (Cost $2,111,571,400)	$2,100,567,019	105.2
	Liabilities in Excess of Other Assets	(103,945,270)	(5.2)
	Net Assets	$1,996,621,749	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security
&	Payment-in-kind
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Cost for federal income tax purposes is $2,111,758,686.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,989,171
Gross Unrealized Depreciation	(20,180,838)

Net Unrealized Depreciation	$(11,191,667)

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Loans	$–	$1,914,905,991	$–	$1,914,905,991
Equities and Other Assets	–	516,678	–	516,678
Short-Term Investments	183,013,750	2,130,600	–	185,144,350
Total Investments, at fair value	$183,013,750	$1,917,553,269	$–	$2,100,567,019

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 54.4%
1,227,077		Fannie Mae 2004-28 PZ, 6.000%, 05/25/34	$1,645,096	0.1
2,424,202		Fannie Mae 2004-88 ZC, 6.500%, 12/25/34	3,069,832	0.3
9,881,886		Fannie Mae 2005-17 B, 6.500%, 03/25/35	11,591,621	1.0
2,272,227		Fannie Mae 2005-43 PZ, 6.000%, 05/25/35	2,707,222	0.2
1,073,917		Fannie Mae 2007-60 ZB, 4.750%, 05/25/37	1,178,813	0.1
15,205,727	^	Fannie Mae 2010-150 PS, 5.384%, 12/25/39	1,598,910	0.1
9,361,502	^	Fannie Mae 2010-95 SB, 5.384%, 09/25/40	1,320,418	0.1
4,351,430		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	4,878,321	0.4
14,630,980	^	Fannie Mae 2012-148 HI, 3.500%, 05/25/42	2,120,395	0.2
323,727		Fannie Mae Grantor Trust 2004-T1 1A1, 6.000%, 01/25/44	366,922	0.0
1,959,903		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/33	2,282,313	0.2
3,571,522		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/33	3,770,224	0.3
6,277,784		Fannie Mae REMIC Trust 2003-76 EZ, 5.000%, 08/25/33	6,928,050	0.6
1,015,309		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/34	1,125,640	0.1
1,894,152	^	Fannie Mae REMIC Trust 2005-17 ES, 5.534%, 03/25/35	250,543	0.0
1,396,779		Fannie Mae REMIC Trust 2005-59 NQ, 13.835%, 05/25/35	1,802,403	0.1
1,304,708		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/35	1,417,081	0.1
463,339		Fannie Mae REMIC Trust 2006-115 ES, 21.696%, 12/25/36	677,483	0.1
3,468,494	^	Fannie Mae REMIC Trust 2006-36 SP, 5.484%, 05/25/36	486,415	0.0
6,479,040	^	Fannie Mae REMIC Trust 2006-79 SH, 5.234%, 08/25/36	1,286,260	0.1
729,865		Fannie Mae REMIC Trust 2009-12 LK, 7.814%, 03/25/39	796,719	0.1
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/35	2,108,522	0.2
6,000,000		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/39	6,400,090	0.5
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/40	5,725,655	0.5
2,378,423		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	2,527,979	0.2
4,738,809	^	Fannie Mae REMIC Trust 2012-128 VS, 5.034%, 06/25/42	701,870	0.1
11,572,839	^	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/27	1,136,584	0.1
5,374,885	^	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/42	875,076	0.1
4,846,729	^	Fannie Mae REMIC Trust 2012-68 SD, 5.484%, 06/25/32	890,334	0.1
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/42	3,456,615	0.3
1,808,244	^	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/42	239,652	0.0
5,052,522	^	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/33	617,064	0.1
8,083,919		Fannie Mae Series 2016-51 S, 4.704%, 10/25/43	8,290,688	0.7
2,873,795		Freddie Mac 3770 GA, 4.500%, 10/15/40	3,163,646	0.3
4,695,196		Freddie Mac REMIC Trust 2005-S001 2A2, 1.366%, 09/25/45	4,687,496	0.4
719,980		Freddie Mac REMIC Trust 2653 SC, 6.186%, 07/15/33	792,789	0.1
1,104,742		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/34	1,276,035	0.1
330,643		Freddie Mac REMIC Trust 3012 ST, 17.788%, 04/15/35	468,111	0.0
626,214		Freddie Mac REMIC Trust 3065 DC, 16.383%, 03/15/35	936,199	0.1
1,176,450		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/36	1,319,519	0.1
7,523,522	^	Freddie Mac REMIC Trust 3181 TA, 0.500%, 07/15/36	163,971	0.0
737,635	^	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/35	140,411	0.0
438,695	^	Freddie Mac REMIC Trust 3753 PS, 4.941%, 06/15/40	25,717	0.0
3,265,970	^	Freddie Mac REMIC Trust 3795 PI, 4.500%, 10/15/35	47,294	0.0
829,944		Freddie Mac REMIC Trust 3864 NT, 5.500%, 03/15/39	878,990	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,458,158		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/41	$4,749,528	0.4
2,460,246	^	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	301,892	0.0
1,092,140		Freddie Mac Series 4040 UZ, 5.000%, 05/15/42	1,315,385	0.1
343,158	^	Freddie Mac-Ginnie Mae Series 21 SA, 6.784%, 10/25/23	50,033	0.0
2,022,270		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/34	2,248,736	0.2
4,594,191		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/39	5,635,729	0.5
1,249,607		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/39	1,384,751	0.1
3,771,006		Ginnie Mae 2009-H01 FA, 2.362%, 11/20/59	3,816,071	0.3
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/40	2,320,287	0.2
3,521,269		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/40	3,929,721	0.3
8,140,325	^^	Ginnie Mae 2011-70 PO, 05/16/41	6,909,198	0.6
5,647,230		Ginnie Mae 2012-H14 FK, 1.573%, 07/20/62	5,668,489	0.5
6,708,467	^	Ginnie Mae 2014-107 XS, 4.428%, 07/16/44	885,985	0.1
3,399,803	^	Ginnie Mae 2014-96 SQ, 4.428%, 07/16/44	454,465	0.0
4,412,855		Ginnie Mae 2015-H13 FG, 1.393%, 04/20/65	4,401,043	0.4
31,622,847	^	Ginnie Mae 2016-120 IM, 3.500%, 07/20/46	5,106,732	0.4
5,434,561	^	Ginnie Mae 2016-84 IO, 5.000%, 12/20/40	603,601	0.0
26,842,443		Ginnie Mae 2016-H20 FB, 1.543%, 09/20/66	26,863,562	2.3
24,839,377		Ginnie Mae 2016-H23 F, 1.743%, 10/20/66	24,991,523	2.1
229,769		Ginnie Mae Series 2002-11 TS, 17.485%, 02/16/32	299,618	0.0
900,841	^	Ginnie Mae Series 2002-76 SG, 6.428%, 10/16/29	177,607	0.0
5,925,278		Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/33	6,359,348	0.5
219,057		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/34	246,973	0.0
1,998,215		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/34	2,227,968	0.2
1,242,649		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/34	1,386,803	0.1
5,264,304		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/34	5,816,544	0.5
261,925		Ginnie Mae Series 2004-87 SB, 6.278%, 03/17/33	273,906	0.0
1,985,729	^	Ginnie Mae Series 2004-98 SA, 5.488%, 11/20/34	412,796	0.0
1,836,164		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/35	2,018,565	0.2
572,043	^	Ginnie Mae Series 2005-25 SI, 6.000%, 01/20/34	107,705	0.0
1,667,803	^	Ginnie Mae Series 2005-7 AH, 5.598%, 02/16/35	280,704	0.0
1,261,909	^	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/35	326,894	0.0
944,189		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/35	1,048,323	0.1
680,214		Ginnie Mae Series 2005-91 UP, 11.957%, 09/16/31	820,140	0.1
1,800,000		Ginnie Mae Series 2005-92 PB, 6.000%, 12/20/35	2,080,183	0.2
8,388,069		Ginnie Mae Series 2005-96 Z, 5.500%, 12/16/35	9,342,061	0.8
10,727,167		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/36	12,914,673	1.1
1,683,063		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/36	1,957,477	0.2
15,207,722	^	Ginnie Mae Series 2006-26 TB, 0.250%, 06/20/36	148,993	0.0
3,166,217		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/36	3,597,306	0.3
3,041,894	^	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/37	879,018	0.1
152,056		Ginnie Mae Series 2007-37 S, 21.004%, 04/16/37	183,609	0.0
194,533		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/37	213,786	0.0
234,445		Ginnie Mae Series 2007-5 MT, 1.432%, 02/20/34	234,064	0.0
3,887,804	^	Ginnie Mae Series 2007-53 SC, 5.288%, 09/20/37	712,516	0.1
92,853		Ginnie Mae Series 2007-53 SW, 16.568%, 09/20/37	128,431	0.0
1,992,122		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/37	2,217,075	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,695,352		Ginnie Mae Series 2007-63 Z, 6.000%, 10/20/37	$4,215,599	0.4
2,487,533		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/38	3,088,241	0.3
1,033,283	^	Ginnie Mae Series 2008-3 SA, 5.338%, 01/20/38	182,631	0.0
2,142,841	^	Ginnie Mae Series 2008-40 PS, 5.328%, 05/16/38	370,672	0.0
4,686,018	^	Ginnie Mae Series 2008-82 SA, 4.788%, 09/20/38	723,656	0.1
7,497,958	^	Ginnie Mae Series 2009-110 SA, 5.178%, 04/16/39	869,401	0.1
702,904		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/39	795,248	0.1
2,112,833		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/39	2,365,673	0.2
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/39	1,162,880	0.1
5,178,565		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	5,677,363	0.5
4,782,165		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/39	5,136,062	0.4
2,621,690		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/39	3,119,393	0.3
490,850	^	Ginnie Mae Series 2009-55 BI, 1.000%, 06/16/37	18,425	0.0
1,562,140		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/39	2,249,523	0.2
1,551,914		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/39	2,370,902	0.2
725,697		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/39	966,136	0.1
1,807,839	^	Ginnie Mae Series 2009-66 QS, 4.888%, 07/20/39	225,488	0.0
2,812,694		Ginnie Mae Series 2009-67 NZ, 6.000%, 08/16/39	3,151,119	0.3
1,701,997	^	Ginnie Mae Series 2009-77 SA, 4.978%, 09/16/39	261,051	0.0
3,060,025		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/39	3,658,069	0.3
850,659		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/39	1,162,796	0.1
536,302		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/39	609,421	0.0
4,647,715	^	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/40	681,923	0.1
3,471,606	^	Ginnie Mae Series 2010-116 NS, 5.478%, 09/16/40	578,125	0.0
418,560	^	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/40	58,107	0.0
1,000,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/40	1,107,052	0.1
2,483,840	^	Ginnie Mae Series 2010-158 SA, 4.838%, 12/20/40	414,194	0.0
1,435,390	^	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	74,392	0.0
6,797,401	^	Ginnie Mae Series 2010-166 GS, 4.788%, 12/20/40	1,064,758	0.1
3,662,754	^	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/39	454,628	0.0
3,125,000		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/40	3,378,222	0.3
6,597,224		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/40	6,873,398	0.6
1,134,689	^	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/39	148,183	0.0
1,600,000		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/40	1,817,148	0.2
2,123,551	^	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/40	665,202	0.1
5,389,469		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/39	6,152,495	0.5
2,749,175		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/40	2,995,212	0.3
13,310,103		Ginnie Mae Series 2010-61 EZ, 5.000%, 05/20/40	14,550,506	1.2
1,415,967	^	Ginnie Mae Series 2010-85 NI, 5.000%, 01/20/38	70,169	0.0
50,660	^	Ginnie Mae Series 2010-89 KI, 4.500%, 12/20/37	868	0.0
2,233,867	^	Ginnie Mae Series 2010-9 SB, 5.288%, 09/20/38	147,976	0.0
8,149,180		Ginnie Mae Series 2010-H01 FA, 1.864%, 01/20/60	8,216,738	0.7

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,536,870		Ginnie Mae Series 2010-H10 FB, 2.044%, 05/20/60	$9,694,927	0.8
10,338,382		Ginnie Mae Series 2010-H10 FC, 2.044%, 05/20/60	10,483,446	0.9
11,148,607		Ginnie Mae Series 2010-H20 AF, 1.323%, 10/20/60	11,074,117	0.9
750,156	^	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/41	121,423	0.0
262,931		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	293,701	0.0
644,131		Ginnie Mae Series 2011-169 BG, 5.409%, 04/16/39	700,266	0.1
6,435,043		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/41	6,918,473	0.6
1,720,056		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/40	1,847,318	0.2
12,007,441	^	Ginnie Mae Series 2011-73 LS, 5.478%, 08/20/39	1,438,489	0.1
2,819,000		Ginnie Mae Series 2011-85 LC, 4.000%, 10/20/40	2,955,353	0.2
1,532,566		Ginnie Mae Series 2011-H07 FA, 1.493%, 02/20/61	1,533,086	0.1
3,038,615	^	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/39	465,350	0.0
4,301,904	^	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/40	463,518	0.0
1,169,093	^	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/42	180,876	0.0
13,786,739	^	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/37	1,457,753	0.1
826,977	^	Ginnie Mae Series 2012-34 MS, 5.528%, 04/16/41	147,687	0.0
386,604		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	400,386	0.0
4,103,237		Ginnie Mae Series 2012-43 MB, 4.000%, 04/20/42	4,374,724	0.4
7,566,528	^	Ginnie Mae Series 2012-48 SA, 5.478%, 04/16/42	1,681,114	0.1
10,160,804	^	Ginnie Mae Series 2012-60 SG, 4.928%, 05/16/42	1,764,686	0.1
2,820,003	^	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/41	406,048	0.0
20,299	^	Ginnie Mae Series 2012-98 WI, 4.500%, 02/20/38	370	0.0
2,816,861		Ginnie Mae Series 2012-H11 VA, 1.643%, 05/20/62	2,830,267	0.2
32,093,607		Ginnie Mae Series 2012-H12 FB, 2.043%, 02/20/62	32,640,652	2.7
2,216,480		Ginnie Mae Series 2012-H20 BA, 1.553%, 09/20/62	2,221,429	0.2
4,553,361		Ginnie Mae Series 2012-H29 SA, 1.508%, 10/20/62	4,550,565	0.4
3,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/39	3,249,826	0.3
2,676,313		Ginnie Mae Series 2013-148 YA, 4.500%, 09/20/40	2,780,367	0.2
1,261,112		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/43	1,196,285	0.1
1,900,000	^	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/43	644,025	0.1
2,143,120	^	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/42	346,427	0.0
11,110,120	^	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/42	1,820,313	0.2
6,161,603	^	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/40	582,352	0.0
2,715,036		Ginnie Mae Series 2013-H08 BF, 1.393%, 03/20/63	2,700,993	0.2
6,073,691		Ginnie Mae Series 2013-H10 FT, 1.510%, 04/20/63	6,096,671	0.5
4,410,708		Ginnie Mae Series 2013-H14 FC, 1.463%, 06/20/63	4,404,491	0.4
1,561,444		Ginnie Mae Series 2013-H18 BA, 1.593%, 07/20/63	1,566,830	0.1
4,733,133		Ginnie Mae Series 2013-H19 DF, 1.643%, 05/20/63	4,754,826	0.4
10,841,928		Ginnie Mae Series 2013-H19 FC, 1.593%, 08/20/63	10,879,777	0.9
3,664,192		Ginnie Mae Series 2013-H20 FB, 1.993%, 08/20/63	3,720,900	0.3
4,544,812		Ginnie Mae Series 2013-H23 FA, 2.293%, 09/20/63	4,665,235	0.4
9,972,437		Ginnie Mae Series 2013-H23 TA, 1.713%, 09/20/63	10,035,319	0.8

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/44	$3,011,599	0.3
1,500,524		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/44	1,595,947	0.1
5,545,367	^	Ginnie Mae Series 2014-30 ES, 3.788%, 03/20/40	670,663	0.1
12,623,510		Ginnie Mae Series 2015-10 Q, 2.259%, 10/20/44	11,824,990	1.0
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/45	12,706,751	1.1
4,458,682	^	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/44	791,966	0.1
12,605,424		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/44	12,719,475	1.1
49,557,374		Ginnie Mae Series 2015-H31 FT, 1.643%, 11/20/65	49,784,268	4.2
18,901,230	^	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/46	3,667,304	0.3
9,667,204		Ginnie Mae Series 2016-5 AB, 4.676%, 01/20/46	10,435,559	0.9
31,384,262		Ginnie Mae Series 2016-H08 FT, 1.713%, 02/20/66	31,588,103	2.7
1,137,448		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/41	1,195,460	0.1

	Total Collateralized Mortgage Obligations
	(Cost $643,313,762)		648,132,596	54.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
862,282		Ginnie Mae 2004-23 Z, 5.478%, 03/16/44	914,670	0.1
11,949,524	^	Ginnie Mae 2006-67 IO, 0.369%, 11/16/46	78,648	0.0
2,107,348		Ginnie Mae 2007-52 Z, 4.350%, 01/16/48	2,246,485	0.2
1,995,956		Ginnie Mae 2008-39 Z, 4.500%, 02/16/48	2,166,822	0.2
585,200	^	Ginnie Mae 2008-45 IO, 0.670%, 02/16/48	4,339	0.0
1,548,001		Ginnie Mae 2008-48 Z, 4.865%, 04/16/48	1,588,176	0.1
758,192		Ginnie Mae 2009-115 D, 4.641%, 01/16/50	787,007	0.1
4,833,676		Ginnie Mae 2009-60 Z, 4.910%, 06/16/49	5,046,916	0.4
8,109,437	^	Ginnie Mae 2010-122 IO, 0.257%, 02/16/44	192,476	0.0
111,492	^	Ginnie Mae 2010-123 IA, 1.943%, 10/16/52	4,868	0.0
31,839,922	^	Ginnie Mae 2011-47 IO, 0.019%, 01/16/51	349,376	0.0
1,253,524		Ginnie Mae 2011-53 B, 4.397%, 05/16/51	1,327,659	0.1
4,000,000		Ginnie Mae 2011-95 C, 3.526%, 01/16/40	4,102,707	0.4

	Total Commercial Mortgage-Backed Securities
	(Cost $19,184,661)		18,810,149	1.6

ASSET-BACKED SECURITIES: 0.8%
		Other Asset-Backed Securities: 0.8%
1,627,802		Fannie Mae Grantor Trust 2003-T4 2A6, 4.754%, 07/26/33	1,720,436	0.2
188,264		Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/32	201,760	0.0
253,468		Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/33	258,995	0.0
266,212		Fannie Mae REMIC Trust 2002-W2 AF6, 6.500%, 05/25/32	275,418	0.0
7,190,424		Fannie Mae REMIC Trust 2003-W16 AF5, 4.556%, 11/25/33	7,360,011	0.6

	Total Asset-Backed Securities
	(Cost $9,654,581)		9,816,620	0.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.8%
		Federal Home Loan Mortgage Corporation: 2.5%##
24,088,000	W	4.000%, due 08/01/44	25,287,034	2.2
332,188		5.290%, due 10/01/37	363,850	0.1
29,094		5.410%, due 07/01/37	31,973	0.0
21,805		5.410%, due 08/01/37	23,956	0.0
64,321		5.410%, due 08/01/37	70,655	0.0
69,056		5.440%, due 01/01/37	75,940	0.0
25,447		5.440%, due 02/01/37	28,000	0.0
56,078		5.440%, due 04/01/37	61,679	0.0
45,743		5.440%, due 08/01/37	50,287	0.0
61,872		5.440%, due 09/01/37	68,059	0.0
49,890		5.440%, due 02/01/38	54,889	0.0
9,884		5.440%, due 06/01/38	10,870	0.0
115,880		5.450%, due 12/01/37	126,808	0.0
150,541		5.450%, due 12/01/37	164,065	0.0
168,701		5.460%, due 05/01/37	186,639	0.0
33,542		5.460%, due 07/01/37	36,695	0.0
77,056		5.460%, due 08/01/37	84,769	0.0
42,463		5.460%, due 01/01/38	46,456	0.0
91,445		5.480%, due 08/01/37	100,666	0.0
117,723		5.480%, due 10/01/37	128,618	0.0
242,607		5.500%, due 08/01/37	270,185	0.0
102,536		5.500%, due 11/01/37	112,920	0.0
31,113		5.500%, due 04/01/38	34,294	0.0
42,208		5.520%, due 09/01/37	46,541	0.0
19,671		5.520%, due 10/01/37	21,691	0.0
34,284		5.520%, due 01/01/38	37,819	0.0
71,104		5.620%, due 12/01/36	78,673	0.0
110,089		5.620%, due 03/01/37	121,800	0.0
75,085		5.620%, due 08/01/37	83,101	0.0
55,390		5.620%, due 12/01/37	61,300	0.0
383,118		5.625%, due 12/01/36	426,018	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
300,509		5.625%, due 01/01/37	$334,018	0.1
41,185		5.625%, due 01/01/37	45,579	0.0
32,335		5.625%, due 02/01/37	35,781	0.0
72,444		5.625%, due 03/01/37	80,177	0.0
191,820		5.625%, due 03/01/37	212,325	0.0
103,046		5.625%, due 06/01/37	114,042	0.0
48,360		5.625%, due 07/01/37	53,535	0.0
93,044		5.625%, due 07/01/37	103,006	0.0
122,366		5.625%, due 02/01/38	135,495	0.0
149,588		5.700%, due 12/01/37	165,045	0.0
107,028		6.090%, due 12/01/37	119,781	0.0
13,252		7.500%, due 01/01/30	15,458	0.0
10,040		8.000%, due 01/01/30	10,074	0.0
9,467		9.500%, due 07/01/20	9,553	0.0
			29,730,119	2.5

		Federal National Mortgage Association: 8.8%##
5,470,774		3.000%, due 12/01/42	5,504,144	0.5
4,859,003		3.000%, due 08/01/43	4,895,094	0.4
4,700,000	W	3.000%, due 08/01/44	4,686,762	0.4
29,820,292		3.500%, due 01/01/44	30,789,512	2.6
9,561,042		3.500%, due 03/01/46	9,890,348	0.8
16,003,493		4.000%, due 05/01/42	16,994,278	1.4
9,536,964		4.000%, due 01/01/45	10,192,393	0.9
2,404,649		4.000%, due 05/01/45	2,530,131	0.2
929,264		4.250%, due 08/01/35	994,756	0.1
399,522		4.750%, due 11/01/34	433,171	0.1
791,569		4.750%, due 11/01/34	860,753	0.1
740,770		4.750%, due 02/01/35	809,747	0.1
913,173		4.750%, due 04/01/35	999,260	0.1
962,314		4.750%, due 05/01/35	1,052,385	0.1
150,130		4.750%, due 07/01/35	162,317	0.0
1,028,128		4.750%, due 07/01/35	1,124,074	0.1
160,759		5.000%, due 02/01/33	175,586	0.0
218,215		5.000%, due 07/01/33	238,358	0.0
96,155		5.000%, due 03/01/36	105,024	0.0
418,640		5.000%, due 05/01/36	459,224	0.1
170,563		5.030%, due 05/01/37	186,295	0.0
309,570		5.030%, due 09/01/37	338,411	0.0
54,073		5.155%, due 11/01/36	59,255	0.0
455,880		5.155%, due 01/01/37	502,307	0.1
10,974		5.250%, due 06/01/29	12,038	0.0
178,737		5.250%, due 04/01/32	196,553	0.0
91,384		5.250%, due 04/01/32	100,489	0.0
30,588		5.280%, due 11/01/36	33,617	0.0
216,302		5.280%, due 11/01/36	237,887	0.0
137,362		5.280%, due 01/01/37	151,025	0.0
79,051		5.290%, due 06/01/37	87,062	0.0
400,483		5.290%, due 08/01/37	441,102	0.1
372,482		5.290%, due 09/01/37	395,525	0.0
85,290		5.290%, due 09/01/37	93,904	0.0
420,694		5.290%, due 09/01/37	457,314	0.1
366,949		5.290%, due 09/01/37	404,159	0.0
507,772		5.290%, due 11/01/37	551,195	0.1
91,935		5.290%, due 12/01/37	94,504	0.0
294,861		5.290%, due 04/01/38	312,597	0.0
59,613		5.300%, due 09/01/36	65,559	0.0
45,603		5.300%, due 10/01/36	50,142	0.0
27,834		5.300%, due 10/01/36	30,625	0.0
211,377		5.300%, due 12/01/36	232,588	0.0
139,067		5.300%, due 12/01/36	152,912	0.0
75,481		5.300%, due 02/01/37	83,022	0.0
157,368		5.300%, due 05/01/37	173,233	0.0
437,387		5.300%, due 08/01/37	480,043	0.1
68,958		5.350%, due 04/01/29	76,223	0.0
49,241		5.350%, due 09/01/29	54,521	0.0
309,759		5.390%, due 12/01/37	342,011	0.0
77,217		5.390%, due 05/01/38	86,487	0.0
293,577		5.405%, due 11/01/36	323,963	0.0
431,702		5.405%, due 02/01/37	478,628	0.1
296,366		5.440%, due 08/01/47	323,610	0.0
169,531		5.440%, due 08/01/47	185,052	0.0
174,332		5.440%, due 08/01/47	186,933	0.0
306,877		5.440%, due 08/01/47	329,524	0.0
186,034		5.440%, due 09/01/47	199,552	0.0
503,724		5.440%, due 10/01/47	550,793	0.1
100,088		5.440%, due 05/01/48	109,039	0.0
118,550		5.620%, due 12/01/36	126,753	0.0
79,321		5.640%, due 04/01/37	82,821	0.0
172,035		5.740%, due 07/01/37	191,900	0.0
115,572		5.740%, due 07/01/37	128,961	0.0
204,993		5.740%, due 08/01/37	218,535	0.0
144,295		5.740%, due 08/01/37	160,978	0.0
290,674		5.740%, due 08/01/37	324,103	0.0
54,464		5.875%, due 06/01/35	56,690	0.0
156,426		5.890%, due 07/01/47	169,650	0.0
552,501		5.890%, due 08/01/47	601,322	0.1
116,736		5.890%, due 08/01/47	126,552	0.0
118,405		5.890%, due 10/01/47	129,325	0.0
57,736		5.900%, due 09/01/28	64,851	0.0
116,696		6.600%, due 07/01/27	125,929	0.0
81,064		6.600%, due 09/01/27	87,524	0.0
39,814		6.600%, due 11/01/27	40,174	0.0
80,514		6.600%, due 06/01/28	84,654	0.0
21,079		7.500%, due 05/01/28	21,274	0.0
			104,809,012	8.8

		Government National Mortgage Association: 60.5%
184,332,000	W	3.000%, due 07/01/44	186,204,116	15.7
761,557		3.000%, due 11/20/45	770,107	0.1
126,462		3.000%, due 12/20/45	127,882	0.0
523,567		3.000%, due 12/20/45	529,718	0.1
363,891		3.000%, due 12/20/45	368,071	0.0
562,142		3.000%, due 01/20/46	568,775	0.1
5,365,966		3.156%, due 10/20/63	5,787,390	0.5
136,527,000	W	3.500%, due 07/01/44	141,422,767	11.9
6,531,949		3.500%, due 09/20/45	6,772,905	0.6
22,465,039		3.500%, due 07/20/46	23,300,387	2.0
3,661,119		3.500%, due 08/20/46	3,802,391	0.3
9,563,412		3.500%, due 08/20/46	9,936,280	0.8
1,101,322		3.500%, due 09/20/46	1,143,818	0.1
2,072,491		3.500%, due 09/20/46	2,152,457	0.2
3,715,876		3.500%, due 09/20/46	3,859,257	0.3
7,070,033		3.500%, due 09/20/46	7,342,842	0.6
1,718,666		3.500%, due 09/20/46	1,784,986	0.2
1,472,771		3.500%, due 09/20/46	1,529,603	0.1
1,754,753		3.500%, due 09/20/46	1,822,458	0.2
3,103,097		3.500%, due 09/20/46	3,222,084	0.3
1,503,522		3.500%, due 09/20/46	1,559,227	0.1
3,689,643		3.500%, due 10/20/46	3,831,124	0.3
3,517,024		3.500%, due 10/20/46	3,656,011	0.3
7,596,924		3.500%, due 10/20/46	7,889,182	0.7
2,744,281		3.500%, due 10/20/46	2,851,453	0.3
1,904,379		3.500%, due 10/20/46	1,979,634	0.2
6,855,471		3.500%, due 10/20/46	7,119,995	0.6
1,942,107		3.500%, due 10/20/46	2,017,047	0.2
1,817,266		3.500%, due 10/20/46	1,887,379	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
1,241,260		3.500%, due 11/20/46	$1,289,160	0.1
3,563,874		3.500%, due 11/20/46	3,703,066	0.3
3,193,513		3.500%, due 11/20/46	3,318,230	0.3
8,162,275		3.750%, due 05/20/42	8,528,595	0.7
7,070,997		3.750%, due 05/20/42	7,389,693	0.6
163,532		4.000%, due 05/20/33	174,109	0.0
214,957		4.000%, due 08/15/33	226,479	0.0
53,658		4.000%, due 01/15/34	56,523	0.0
176,666		4.000%, due 03/15/34	186,073	0.0
2,067,202		4.000%, due 05/20/34	2,190,808	0.2
1,451,685		4.000%, due 07/20/34	1,529,233	0.1
2,054,370		4.000%, due 07/20/34	2,164,059	0.2
164,008		4.000%, due 08/20/35	172,804	0.0
329,693		4.000%, due 05/15/40	347,229	0.0
3,144,195		4.000%, due 09/20/40	3,262,422	0.3
4,977,561		4.000%, due 07/20/41	5,215,406	0.5
943,240		4.000%, due 09/15/42	997,715	0.1
3,640,770		4.000%, due 10/20/43	3,844,023	0.3
113,237,000	W	4.000%, due 07/01/44	119,164,246	10.0
4,778,034		4.000%, due 12/20/44	5,063,861	0.4
4,872,023		4.000%, due 01/20/45	5,163,704	0.4
519,554		4.000%, due 12/20/45	548,739	0.1
8,431,242		4.000%, due 01/20/46	8,898,262	0.8
1,360,690		4.000%, due 01/20/46	1,437,144	0.1
7,260,981		4.000%, due 03/20/46	7,675,415	0.7
21,880		4.500%, due 07/20/36	23,290	0.0
12,251		4.500%, due 08/20/36	13,039	0.0
1,550,355		4.500%, due 10/15/39	1,692,363	0.2
1,209,953		4.500%, due 11/15/39	1,321,917	0.1
957,668		4.500%, due 11/15/39	1,045,500	0.1
339,535		4.500%, due 12/15/39	370,728	0.0
895,576		4.500%, due 01/15/40	962,383	0.1
117,460		4.500%, due 01/20/40	121,669	0.0
3,459,643		4.500%, due 02/15/40	3,722,754	0.3
533,941		4.500%, due 06/15/40	574,855	0.1
161,967		4.500%, due 07/20/40	167,693	0.0
684,754		4.500%, due 08/20/40	708,692	0.1
2,209,353		4.500%, due 09/20/41	2,375,234	0.2
18,810,000	W	4.500%, due 07/01/44	19,994,442	1.7
1,457,350		4.530%, due 07/20/62	1,555,517	0.1
8,218,752		4.619%, due 09/20/61	8,875,465	0.8
784,784		4.700%, due 08/20/62	836,828	0.1
1,152,446		4.750%, due 06/15/29	1,256,856	0.1
255,383		4.750%, due 01/15/30	278,110	0.0
445,207		4.750%, due 09/15/34	485,583	0.1
3,027,222		4.866%, due 06/20/61	3,104,394	0.3
12,029		5.000%, due 05/15/18	12,173	0.0
69,800		5.000%, due 03/20/24	75,168	0.0
240,154		5.000%, due 04/15/29	261,840	0.0
307,615		5.000%, due 04/15/30	337,005	0.0
1,581,026		5.000%, due 04/20/30	1,673,980	0.2
326,911		5.000%, due 10/15/30	357,927	0.0
371,841		5.000%, due 07/15/33	407,253	0.0
91,609		5.000%, due 03/15/34	101,597	0.0
82,749		5.000%, due 04/15/34	90,248	0.0
317,758		5.000%, due 04/15/34	346,511	0.0
78,791		5.000%, due 01/15/35	85,965	0.0
37,898		5.000%, due 03/15/35	41,684	0.0
382,114		5.000%, due 03/15/35	417,684	0.0
157,726		5.000%, due 04/15/35	172,084	0.0
91,147		5.000%, due 04/15/35	100,212	0.0
529,294		5.000%, due 04/15/35	586,600	0.1
168,287		5.000%, due 04/15/35	183,626	0.0
44,801		5.000%, due 05/15/35	49,975	0.0
137,880		5.000%, due 05/20/35	153,418	0.0
86,475		5.000%, due 06/15/35	94,311	0.0
73,298		5.000%, due 09/15/35	79,946	0.0
693,172		5.000%, due 11/20/35	763,459	0.1
355,203		5.000%, due 04/20/36	390,701	0.0
159,550		5.000%, due 02/15/38	174,161	0.0
48,171		5.000%, due 06/20/38	49,121	0.0
44,466		5.000%, due 08/20/38	45,948	0.0
194,858		5.000%, due 10/20/38	201,158	0.0
109,857		5.000%, due 11/20/38	113,480	0.0
316,858		5.000%, due 01/20/39	327,305	0.0
259,072		5.000%, due 02/15/39	283,055	0.0
321,366		5.000%, due 03/15/39	352,475	0.0
1,127,115		5.000%, due 11/15/39	1,255,799	0.1
441,796		5.000%, due 11/15/39	486,758	0.1
1,447,461		5.000%, due 11/15/39	1,613,655	0.2
362,995		5.000%, due 04/15/40	399,203	0.0
1,628,881		5.000%, due 05/15/40	1,810,919	0.2
1,156,801		5.000%, due 09/15/40	1,269,433	0.1
1,691,445		5.000%, due 07/20/41	1,855,694	0.2
97,041		5.250%, due 01/15/24	107,616	0.0
191,786		5.250%, due 06/15/28	212,589	0.0
133,469		5.250%, due 06/15/29	147,939	0.0
1,655,466		5.250%, due 01/20/36	1,828,285	0.2
282,824		5.290%, due 07/20/37	306,447	0.0
150,451		5.290%, due 08/20/37	163,820	0.0
349,275		5.290%, due 08/20/37	378,454	0.0
424,066		5.290%, due 09/20/37	459,500	0.1
398,571		5.290%, due 09/20/37	431,890	0.1
131,759		5.290%, due 01/20/38	142,765	0.0
224,241		5.290%, due 01/20/38	243,005	0.0
14,608		5.350%, due 01/15/29	16,127	0.0
83,187		5.350%, due 01/20/29	90,238	0.0
56,102		5.350%, due 02/20/29	60,876	0.0
170,457		5.350%, due 04/20/29	184,986	0.0
66,928		5.350%, due 06/20/29	72,622	0.0
50,312		5.350%, due 08/20/29	54,604	0.0
103,548		5.350%, due 10/20/29	112,380	0.0
36,329		5.350%, due 11/20/29	39,365	0.0
136,756		5.390%, due 05/15/38	151,527	0.0
335,846		5.390%, due 08/20/38	372,187	0.0
178,238		5.390%, due 09/15/38	197,492	0.0
64,616		5.390%, due 08/15/39	71,463	0.0
103,623		5.390%, due 02/15/40	114,836	0.0
27,690		5.480%, due 09/20/37	30,180	0.0
153,838		5.500%, due 08/15/24	161,602	0.0
99,902		5.500%, due 08/20/24	108,881	0.0
2,101		5.500%, due 04/20/29	2,292	0.0
443,464		5.500%, due 09/15/29	496,800	0.1
244,314		5.500%, due 10/15/29	273,638	0.0
67,409		5.500%, due 12/20/32	75,482	0.0
236,668		5.500%, due 08/20/33	265,139	0.0
77,929		5.500%, due 11/20/33	79,796	0.0
67,783		5.500%, due 12/20/33	75,833	0.0
76,551		5.500%, due 03/20/34	78,399	0.0
7,367		5.500%, due 04/20/34	7,998	0.0
296,051		5.500%, due 04/20/34	309,014	0.0
403,539		5.500%, due 04/20/34	452,098	0.1
313,241		5.500%, due 06/20/34	343,001	0.0
99,133		5.500%, due 06/20/34	101,530	0.0
119,488		5.500%, due 07/20/34	130,292	0.0
200,198		5.500%, due 07/20/34	218,313	0.0
123,206		5.500%, due 01/20/35	127,978	0.0
336,754		5.500%, due 05/15/35	375,311	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
174,910	5.500%, due 05/20/35	$190,724	0.0
146,874	5.500%, due 06/20/35	160,159	0.0
701,804	5.500%, due 07/15/35	795,079	0.1
597,290	5.500%, due 08/15/35	669,854	0.1
313,481	5.500%, due 09/20/35	343,290	0.0
174,180	5.500%, due 04/15/36	193,866	0.0
94,833	5.500%, due 06/20/36	104,803	0.0
14,515	5.500%, due 06/20/38	15,241	0.0
38,102	5.500%, due 08/20/38	40,005	0.0
64,642	5.500%, due 09/20/38	67,873	0.0
8,893	5.500%, due 10/20/38	9,337	0.0
90,684	5.500%, due 11/20/38	95,275	0.0
9,268	5.500%, due 12/20/38	9,731	0.0
97,787	5.500%, due 01/15/39	108,839	0.0
17,426	5.500%, due 01/20/39	18,290	0.0
255,587	5.500%, due 03/20/39	267,979	0.0
32,476	5.500%, due 06/15/39	36,146	0.0
20,235	5.500%, due 06/20/39	21,213	0.0
69,337	5.500%, due 10/20/39	76,512	0.0
283,833	5.500%, due 09/15/40	315,911	0.0
142,553	5.740%, due 08/20/37	157,016	0.0
77,792	5.740%, due 08/20/37	85,686	0.0
379,379	5.740%, due 09/20/37	417,864	0.1
282,914	5.740%, due 09/20/37	311,650	0.0
93,050	5.740%, due 09/20/37	102,504	0.0
456,054	5.740%, due 10/20/37	505,451	0.1
110,620	5.740%, due 04/20/38	121,842	0.0
210,430	5.750%, due 11/15/24	222,781	0.0
1,152,717	5.750%, due 07/15/29	1,273,143	0.1
930,676	5.750%, due 08/15/29	1,026,173	0.1
1,019,846	5.750%, due 11/15/29	1,126,973	0.1
206,621	5.750%, due 11/15/29	228,093	0.0
20,589	5.900%, due 03/20/28	22,812	0.0
76,594	5.900%, due 05/20/28	84,890	0.0
26,545	5.900%, due 08/20/28	29,364	0.0
50,631	5.900%, due 09/20/28	56,104	0.0
1,523,637	5.970%, due 11/15/31	1,541,076	0.1
53,955	6.000%, due 01/20/24	56,315	0.0
172,089	6.000%, due 10/15/25	193,891	0.0
368,399	6.000%, due 04/15/26	398,655	0.0
52,770	6.000%, due 10/20/27	58,737	0.0
202,116	6.000%, due 05/15/29	219,638	0.0
208,321	6.000%, due 07/15/29	232,958	0.0
121,996	6.000%, due 10/20/34	138,546	0.0
276,541	6.000%, due 03/15/37	312,138	0.0
52,843	6.000%, due 09/20/37	58,841	0.0
29,356	6.000%, due 05/20/38	32,300	0.0
220,371	6.000%, due 08/20/38	237,001	0.0
60,842	6.000%, due 09/20/38	65,433	0.0
99,857	6.000%, due 10/20/38	107,475	0.0
233,246	6.000%, due 11/15/38	263,129	0.0
300,171	6.000%, due 12/15/38	340,081	0.0
304,955	6.000%, due 12/15/38	344,026	0.0
704,836	6.000%, due 08/15/39	802,060	0.1
630,319	6.000%, due 08/15/39	734,032	0.1
13,456	6.250%, due 09/15/20	14,728	0.0
128,093	6.490%, due 01/15/28	144,491	0.0
45,442	6.500%, due 07/20/29	52,734	0.0
56,926	6.500%, due 07/20/32	58,459	0.0
237,960	6.500%, due 02/15/34	260,022	0.0
2,324	6.500%, due 09/20/34	2,574	0.0
16,329	7.500%, due 08/20/27	19,270	0.0
		719,970,860	60.5

	Total U.S. Government Agency Obligations
	(Cost $856,059,261)	854,509,991	71.8

	Total Long-Term Investments
	(Cost $1,528,212,265)	1,531,269,356	128.6

SHORT-TERM INVESTMENTS: 2.5%
	U.S. Treasury Obligations: 2.5%
30,000,000	United States Treasury Bill, 1.000%, 09/28/17
	(Cost $29,924,941)	29,927,130	2.5

	Total Short-Term Investments
	(Cost $29,924,941)	29,927,130	2.5

	Total Investments in Securities (Cost $1,558,137,206)	$1,561,196,486	131.1
	Liabilities in Excess of Other Assets	(370,759,435)	(31.1)
	Net Assets	$1,190,437,051	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Cost for federal income tax purposes is $1,559,874,505.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,908,151
Gross Unrealized Depreciation	(10,586,170)

Net Unrealized Appreciation	$1,321,981

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$648,132,596	$–	$648,132,596
Commercial Mortgage-Backed Securities	–	18,810,149	–	18,810,149
Short-Term Investments	–	29,927,130	–	29,927,130
U.S. Government Agency Obligations	–	854,509,991	–	854,509,991
Asset-Backed Securities	–	9,816,620	–	9,816,620
Total Investments, at fair value	$–	$1,561,196,486	$–	$1,561,196,486
Other Financial Instruments+
Futures	415,869	–	–	415,869
Total Assets	$415,869	$1,561,196,486	$–	$1,561,612,355
Liabilities Table
Other Financial Instruments+
Futures	$(305,603)	$–	$–	$(305,603)
Total Liabilities	$(305,603)	$–	$–	$(305,603)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya GNMA Income Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(633)	09/20/17	$(79,461,281)	$137,196
U.S. Treasury 2-Year Note	(235)	09/29/17	(50,785,704)	69,327
U.S. Treasury 5-Year Note	(771)	09/29/17	(90,851,510)	209,346
U.S. Treasury Long Bond	(217)	09/20/17	(33,350,188)	(305,603)
			$(254,448,683)	$110,266

A summary of derivative instruments are categorized by primary risk exposure in the following table.

The fair value of derivative instruments as of June 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$415,869
Total Asset Derivatives		$415,869

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	305,603
Total Liability Derivatives		$305,603

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.8%
		Basic Materials: 7.5%
650,000		Aleris International, Inc., 7.875%, 11/01/20	$615,875	0.1
2,225,000	#	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/25	2,300,094	0.4
1,240,000	L	ArcelorMittal, 6.125%, 06/01/25	1,395,000	0.2
1,500,000		ArcelorMittal, 6.000%, 03/01/21	1,621,875	0.3
1,635,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	1,696,312	0.3
2,120,000	#	Axalta Coating Systems LLC, 4.875%, 08/15/24	2,194,200	0.3
1,470,000	#	Cascades, Inc., 5.500%, 07/15/22	1,506,750	0.2
920,000	#	Constellium NV, 5.750%, 05/15/24	855,600	0.1
1,050,000	#	Constellium NV, 6.625%, 03/01/25	1,008,000	0.2
250,000	#	Constellium NV, 7.875%, 04/01/21	268,437	0.0
940,000	#	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/22	1,012,850	0.2
1,900,000	L	Freeport-McMoRan, Inc., 4.550%, 11/14/24	1,800,250	0.3
2,000,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	1,734,600	0.3
1,450,000		Hexion, Inc., 6.625%, 04/15/20	1,330,375	0.2
975,000	#,L	Hexion, Inc., 10.375%, 02/01/22	970,125	0.2
955,000	#	Hexion, Inc., 13.750%, 02/01/22	845,175	0.1
550,000		Huntsman International LLC, 4.875%, 11/15/20	580,250	0.1
1,080,000		Huntsman International LLC, 5.125%, 11/15/22	1,161,000	0.2
1,925,000	#	IAMGOLD Corp., 7.000%, 04/15/25	1,987,563	0.3
2,000,000	#,L	INEOS Group Holdings SA, 5.625%, 08/01/24	2,067,500	0.3
2,100,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,436,000	0.4
2,000,000	±	Momentive Performance Materials, Inc. Escrow	–	–
1,500,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,492,500	0.2
1,825,000	#	NOVA Chemicals Corp., 4.875%, 06/01/24	1,820,438	0.3
2,320,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,269,262	0.4
710,000	#	SPCM SA, 4.875%, 09/15/25	725,975	0.1
675,000		Steel Dynamics, Inc., 5.125%, 10/01/21	694,899	0.1
1,425,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,517,625	0.2
1,115,000		Teck Resources Ltd., 4.750%, 01/15/22	1,159,600	0.2
2,150,000		Teck Resources Ltd., 5.200%, 03/01/42	2,010,250	0.3
1,000,000		Tronox Finance LLC, 6.375%, 08/15/20	1,005,000	0.2
1,700,000	#,L	Tronox Finance LLC, 7.500%, 03/15/22	1,759,500	0.3
1,120,000	#	Valvoline, Inc., 5.500%, 07/15/24	1,187,200	0.2
1,105,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	1,187,875	0.2
555,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	595,237	0.1
			46,813,192	7.5

		Communications: 18.8%
1,860,000	#	Acosta, Inc., 7.750%, 10/01/22	1,418,250	0.2
600,000	#	Altice Financing SA, 6.500%, 01/15/22	628,500	0.1
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	1,092,500	0.2
2,000,000	#,L	Altice Luxembourg SA, 7.625%, 02/15/25	2,207,500	0.4
2,170,000	#	Altice Luxembourg SA, 7.750%, 05/15/22	2,305,625	0.4
1,215,000	#	Block Communications, Inc., 6.875%, 02/15/25	1,306,125	0.2
1,040,000		Cablevision Systems Corp., 5.875%, 09/15/22	1,095,900	0.2
1,115,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	1,173,537	0.2
985,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/27	1,009,625	0.2
1,120,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,191,400	0.2
2,895,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	3,104,887	0.5
1,500,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/24	1,605,000	0.3
2,050,000		CenturyLink, Inc., 5.625%, 04/01/20	2,176,198	0.3
1,000,000		CenturyLink, Inc., 5.800%, 03/15/22	1,043,750	0.2
675,000	L	CenturyLink, Inc., 7.500%, 04/01/24	740,812	0.1
955,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	976,487	0.2
270,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	276,750	0.0
730,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	753,871	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	$103,950	0.0
2,030,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	2,027,462	0.3
1,740,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,866,150	0.3
2,585,000		CSC Holdings LLC, 5.250%, 06/01/24	2,643,421	0.4
1,375,000	#	CSC Holdings LLC, 6.625%, 10/15/25	1,516,075	0.2
2,000,000	#	CSC Holdings LLC, 10.875%, 10/15/25	2,412,500	0.4
1,070,000		DISH DBS Corp., 5.000%, 03/15/23	1,099,425	0.2
1,200,000		DISH DBS Corp., 5.875%, 11/15/24	1,284,864	0.2
1,800,000		DISH DBS Corp., 5.875%, 07/15/22	1,939,500	0.3
1,070,000		DISH DBS Corp., 6.750%, 06/01/21	1,190,375	0.2
1,560,000		DISH DBS Corp., 7.750%, 07/01/26	1,852,500	0.3
670,000	#	EW Scripps Co/The, 5.125%, 05/15/25	691,775	0.1
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	828,750	0.1
1,900,000		Frontier Communications Corp., 11.000%, 09/15/25	1,771,750	0.3
1,685,000	#	Gray Television, Inc., 5.125%, 10/15/24	1,706,062	0.3
500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	416,250	0.1
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	475,000	0.1
940,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	871,850	0.1
1,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	535,000	0.1
1,000,000		Lamar Media Corp., 5.875%, 02/01/22	1,035,000	0.2
1,195,000		Level 3 Financing, Inc., 5.125%, 05/01/23	1,243,541	0.2
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/26	1,560,165	0.2
1,800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	1,883,250	0.3
780,000		LIN Television Corp., 5.875%, 11/15/22	820,950	0.1
520,000		Match Group, Inc., 6.375%, 06/01/24	567,450	0.1
2,598,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	2,727,614	0.4
1,750,000	#	Midcontinent Communications / Midcontinent Finance Corp., 6.250%, 08/01/21	1,816,500	0.3
1,000,000	#	Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 08/15/23	1,082,500	0.2
1,000,000		Netflix, Inc., 5.750%, 03/01/24	1,093,750	0.2
1,300,000		Netflix, Inc., 5.875%, 02/15/25	1,443,000	0.2
1,600,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	1,624,000	0.3
2,925,000	#	SFR Group SA, 6.250%, 05/15/24	3,100,500	0.5
1,750,000	#	SFR Group SA, 6.000%, 05/15/22	1,833,125	0.3
1,800,000	#	SFR Group SA, 7.375%, 05/01/26	1,959,750	0.3
2,230,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,338,712	0.4
2,130,000	#	Salem Media Group, Inc., 6.750%, 06/01/24	2,188,575	0.3
2,150,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	2,244,063	0.4
500,000	#	Sirius XM Radio, Inc., 5.375%, 07/15/26	518,750	0.1
1,400,000	#	Sirius XM Radio, Inc., 5.000%, 08/01/27	1,417,500	0.2
1,660,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,767,900	0.3
3,000,000		Sprint Communications, Inc., 6.000%, 11/15/22	3,187,500	0.5
5,110,000		Sprint Corp., 7.125%, 06/15/24	5,697,650	0.9
3,250,000		Sprint Corp., 7.250%, 09/15/21	3,619,688	0.6
1,400,000		Sprint Nextel Corp., 6.875%, 11/15/28	1,559,698	0.2
653,000		Telecom Italia Capital SA, 6.375%, 11/15/33	708,505	0.1
1,320,000	#	Telesat Canada / Telesat LLC, 8.875%, 11/15/24	1,485,000	0.2
150,000		T-Mobile USA, Inc., 5.125%, 04/15/25	157,875	0.0
1,250,000		T-Mobile USA, Inc., 6.125%, 01/15/22	1,316,798	0.2
1,000,000		T-Mobile USA, Inc., 6.000%, 03/01/23	1,060,930	0.2
1,300,000		T-Mobile USA, Inc., 6.500%, 01/15/26	1,438,125	0.2
1,250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	1,337,500	0.2
250,000	#	Univision Communications, Inc., 5.125%, 02/15/25	248,438	0.0
2,500,000	#	Univision Communications, Inc., 5.125%, 05/15/23	2,530,450	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,200,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	$1,215,600	0.2
1,310,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,363,219	0.2
2,045,000		Windstream Services LLC, 7.500%, 04/01/23	1,804,713	0.3
1,000,000		Windstream Services LLC, 7.750%, 10/15/20	1,012,500	0.2
1,045,000	#	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/27	1,095,944	0.2
500,000		Zayo Group LLC / Zayo Capital, Inc., 6.375%, 05/15/25	541,560	0.1
2,140,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,263,050	0.4
			117,250,714	18.8

		Consumer, Cyclical: 16.5%
1,750,000	#	Adient Global Holdings Ltd., 4.875%, 08/15/26	1,763,125	0.3
1,500,000		AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	1,563,750	0.3
500,000		AMC Entertainment Holdings, Inc., 5.875%, 02/15/22	523,750	0.1
1,705,000	#	American Greetings Corp., 7.875%, 02/15/25	1,852,056	0.3
2,050,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	2,132,000	0.3
2,345,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,397,762	0.4
2,070,000	#	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/21	2,121,750	0.3
2,130,000	#	AV Homes, Inc., 6.625%, 05/15/22	2,199,225	0.4
2,670,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,756,775	0.4
1,465,000		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	1,593,187	0.3
1,700,000		CalAtlantic Group, Inc., 5.250%, 06/01/26	1,770,125	0.3
2,000,000		Caleres, Inc., 6.250%, 08/15/23	2,095,000	0.3
495,000	#,L	Carlson Travel, Inc., 6.750%, 12/15/23	504,900	0.1
490,000	#	Carlson Travel, Inc., 9.500%, 12/15/24	502,862	0.1
1,300,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,378,000	0.2
1,940,000	#	CCM Merger, Inc., 6.000%, 03/15/22	1,993,350	0.3
390,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/27	413,400	0.1
2,115,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 06/01/24	2,220,750	0.4
2,980,000	#	Century Communities, Inc., 5.875%, 07/15/25	2,972,550	0.5
1,975,000	#	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	1,987,344	0.3
1,960,000		Dana, Inc., 5.500%, 12/15/24	2,043,300	0.3
1,080,000	#	DBP Holding Corp., 7.750%, 10/15/20	612,900	0.1
2,585,000		Dollar Tree, Inc., 5.750%, 03/01/23	2,736,869	0.4
1,275,000	#,&	Eagle Holding CO II LLC, 7.625%, 05/15/22	1,314,844	0.2
2,095,000	#	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	2,335,925	0.4
520,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/21	547,300	0.1
1,040,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/26	1,138,582	0.2
1,970,000		Goodyear Tire & Rubber Co., 5.125%, 11/15/23	2,068,500	0.3
825,000	#,L	Guitar Center, Inc., 6.500%, 04/15/19	720,844	0.1
1,400,000	#	HD Supply, Inc., 5.250%, 12/15/21	1,474,375	0.2
375,000	#	HD Supply, Inc., 5.750%, 04/15/24	399,375	0.1
970,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 04/01/25	1,002,737	0.2
1,455,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/27	1,525,931	0.2
2,690,000	#	Hot Topic, Inc., 9.250%, 06/15/21	2,595,850	0.4
860,000	#	International Game Technology PLC, 5.625%, 02/15/20	918,609	0.1
900,000	#	International Game Technology PLC, 6.250%, 02/15/22	987,750	0.2
865,000	#	International Game Technology PLC, 6.500%, 02/15/25	953,662	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,040,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	$1,097,200	0.2
1,040,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	1,086,800	0.2
2,145,000		L Brands, Inc., 6.750%, 07/01/36	2,069,925	0.3
2,115,000	#	Lions Gate Entertainment Corp., 5.875%, 11/01/24	2,236,612	0.4
1,700,000		M/I Homes, Inc., 6.750%, 01/15/21	1,789,250	0.3
1,225,000	#	Meritage Homes Corp., 5.125%, 06/06/27	1,229,594	0.2
1,406,000		Meritage Homes Corp., 7.000%, 04/01/22	1,606,355	0.3
2,000,000		MGM Resorts International, 6.000%, 03/15/23	2,210,000	0.4
1,500,000		MGM Resorts International, 7.750%, 03/15/22	1,764,375	0.3
250,000	#,L	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/21	137,500	0.0
1,750,000	#,&	Neiman Marcus Group Ltd., Inc., 8.750%, 10/15/21	848,750	0.1
2,270,000	#	Penn National Gaming, Inc., 5.625%, 01/15/27	2,318,238	0.4
240,000	#	PetSmart, Inc., 5.875%, 06/01/25	232,500	0.0
3,435,000	#	PetSmart, Inc., 7.125%, 03/15/23	3,065,737	0.5
800,000		PulteGroup, Inc., 5.500%, 03/01/26	855,000	0.1
2,085,000	#,L	Rite Aid Corp., 6.125%, 04/01/23	2,058,938	0.3
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	229,200	0.0
1,908,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21	1,941,390	0.3
600,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	648,750	0.1
790,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	843,325	0.1
1,685,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,853,500	0.3
1,705,000	#	Silversea Cruise Finance Ltd., 7.250%, 02/01/25	1,826,481	0.3
790,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	796,810	0.1
1,585,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	1,636,513	0.3
2,096,000		Springs Industries, Inc., 6.250%, 06/01/21	2,166,740	0.4
600,000		CalAtlantic Group, Inc., 8.375%, 01/15/21	711,750	0.1
1,450,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,198,063	0.2
1,830,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	1,928,363	0.3
657,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	682,459	0.1
1,960,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,065,350	0.3
1,120,000	#	Wolverine World Wide, Inc., 5.000%, 09/01/26	1,107,400	0.2
			102,361,882	16.5

		Consumer, Non-cyclical: 18.9%
1,160,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	1,203,500	0.2
1,000,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/23	1,039,375	0.2
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/24	117,700	0.0
2,115,000	#	Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/24	2,104,425	0.3
830,000	#	Alere, Inc., 6.375%, 07/01/23	895,362	0.1
1,575,000	#	Alpine Finance Merger Sub LLC, 6.875%, 08/01/25	1,606,500	0.3
1,320,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	574,200	0.1
1,335,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,148,100	0.2
1,875,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,875,000	0.3
1,245,000	#	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/25	1,285,462	0.2
1,645,000	#	CDK Global, Inc., 4.875%, 06/01/27	1,694,350	0.3
515,000		Centene Corp., 4.750%, 01/15/25	530,450	0.1
1,775,000		Centene Corp., 5.625%, 02/15/21	1,854,875	0.3
1,180,000		Centene Corp., 6.125%, 02/15/24	1,278,742	0.2
1,835,000		Central Garden & Pet Co., 6.125%, 11/15/23	1,963,450	0.3
1,830,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	1,896,063	0.3
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	185,725	0.0
1,525,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,538,344	0.2
750,000		Cott Beverages, Inc., 5.375%, 07/01/22	780,000	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,455,000	#	Cott Holdings, Inc., 5.500%, 04/01/25	$1,487,737	0.2
1,310,000	#	CSVC Acquisition Corp., 7.750%, 06/15/25	1,341,931	0.2
1,340,000		DaVita, Inc., 5.125%, 07/15/24	1,362,612	0.2
1,190,000	#	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/23	999,600	0.2
450,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/24	465,750	0.1
515,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/25	422,300	0.1
840,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	866,250	0.1
1,805,000		Envision Healthcare Corp., 5.625%, 07/15/22	1,872,687	0.3
2,000,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	2,064,600	0.3
3,120,000		HCA Holdings, Inc., 6.250%, 02/15/21	3,416,400	0.5
4,315,000		HCA, Inc., 5.375%, 02/01/25	4,562,249	0.7
1,350,000		HCA, Inc., 5.500%, 06/15/47	1,400,625	0.2
1,800,000		HCA, Inc., 7.500%, 02/15/22	2,076,750	0.3
468,000	#	Herc Rentals, Inc., 7.500%, 06/01/22	496,080	0.1
454,000	#,L	Herc Rentals, Inc., 7.750%, 06/01/24	481,240	0.1
575,000	#,L	Hertz Corp./The, 7.625%, 06/01/22	575,057	0.1
835,000	#,L	Hertz Corp., 5.500%, 10/15/24	688,875	0.1
480,000	L	Hertz Corp., 6.750%, 04/15/19	480,000	0.1
1,000,000		Hertz Corp., 7.375%, 01/15/21	970,000	0.2
880,000	#	High Ridge Brands Co., 8.875%, 03/15/25	881,100	0.1
2,305,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,437,537	0.4
2,095,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,212,844	0.4
1,150,000	#	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	1,155,175	0.2
830,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/25	784,350	0.1
1,250,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	1,178,125	0.2
2,700,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,713,500	0.4
990,000	#	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	1,024,650	0.2
990,000	#	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	1,030,837	0.2
1,960,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,038,559	0.3
2,080,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,152,800	0.3
1,815,000		Molina Healthcare, Inc., 5.375%, 11/15/22	1,930,706	0.3
2,900,000	#	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	3,099,375	0.5
785,000	#	Nature's Bounty Co., 7.625%, 05/15/21	836,025	0.1
779,000	#	Nielsen Co. Luxembourg SARL., 5.500%, 10/01/21	808,213	0.1
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,272,225	0.2
575,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	598,000	0.1
1,965,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	2,107,463	0.3
600,000	#	Post Holdings, Inc., 5.000%, 08/15/26	600,000	0.1
1,150,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,311,000	0.2
1,635,000		Quad/Graphics, Inc., 7.000%, 05/01/22	1,673,145	0.3
1,960,000	L	Revlon Consumer Products Corp., 6.250%, 08/01/24	1,715,000	0.3
585,000	L	RR Donnelley & Sons Co., 6.000%, 04/01/24	572,569	0.1
500,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	525,625	0.1
420,000		ServiceMaster Co. LLC, 7.450%, 08/15/27	460,950	0.1
1,975,000	#	Southern Graphics, Inc., 8.375%, 10/15/20	2,019,438	0.3
1,355,000		Spectrum Brands, Inc., 5.750%, 07/15/25	1,460,148	0.2
2,040,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,106,300	0.3
1,230,000	#,&	Sterigenics-Nordion Topco LLC, 8.125%, 11/01/21	1,263,825	0.2
1,580,000		Teleflex, Inc., 5.250%, 06/15/24	1,643,200	0.3
1,975,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,058,938	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,860,000	L	Tenet Healthcare Corp., 6.750%, 06/15/23	$2,867,150	0.5
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	1,065,000	0.2
1,145,000	#	THC Escrow Corp. III, 5.125%, 05/01/25	1,152,156	0.2
500,000		United Rentals North America, Inc., 5.500%, 05/15/27	516,250	0.1
1,500,000		United Rentals North America, Inc., 6.125%, 06/15/23	1,565,625	0.3
103,000		United Rentals North America, Inc., 7.625%, 04/15/22	107,893	0.0
1,575,000	#	US Foods, Inc., 5.875%, 06/15/24	1,641,938	0.3
620,000	#,L	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20	599,850	0.1
1,750,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	1,494,045	0.2
420,000	#	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	357,000	0.1
360,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	378,450	0.1
1,135,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	1,196,006	0.2
990,000	#,L	Valeant Pharmaceuticals International, 6.375%, 10/15/20	964,013	0.2
4,315,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	4,120,825	0.7
1,400,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	1,323,000	0.2
2,575,000	#	Vizient, Inc., 10.375%, 03/01/24	2,967,688	0.5
			117,590,877	18.9

		Energy: 11.1%
2,000,000		Antero Resources Corp., 5.125%, 12/01/22	2,014,360	0.3
900,000	#	Antero Resources Corp., 5.000%, 03/01/25	877,500	0.1
1,460,000	#	California Resources Corp., 8.000%, 12/15/22	928,925	0.1
1,250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	1,093,750	0.2
2,205,000	#	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	2,262,881	0.4
1,235,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	1,321,450	0.2
1,520,000	L	Chesapeake Energy Corp., 6.125%, 02/15/21	1,497,200	0.2
700,000	L	Chesapeake Energy Corp., 6.625%, 08/15/20	705,250	0.1
2,295,000	#,L	Chesapeake Energy Corp., 8.000%, 01/15/25	2,280,656	0.4
1,400,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	1,340,500	0.2
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	1,477,500	0.2
820,000	#	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	822,050	0.1
500,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/25	500,000	0.1
1,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/23	1,027,500	0.2
2,320,000	#	Delek Logistics Partners L.P., 6.750%, 05/15/25	2,354,800	0.4
1,485,000	#	Diamondback Energy, Inc., 4.750%, 11/01/24	1,485,000	0.2
2,045,000		Eclipse Resources Corp., 8.875%, 07/15/23	2,045,000	0.3
1,750,000		Ensco PLC, 5.200%, 03/15/25	1,430,625	0.2
800,000		Ensco PLC, 5.750%, 10/01/44	532,000	0.1
1,470,000	#	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/21	1,574,737	0.3
1,465,000	#	Gulfport Energy Corp., 6.000%, 10/15/24	1,432,037	0.2
495,000	#	Gulfport Energy Corp., 6.375%, 05/15/25	489,431	0.1
1,750,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	1,618,750	0.3
1,135,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,089,600	0.2
1,985,000		Murphy Oil Corp., 4.700%, 12/01/22	1,921,480	0.3
530,000		Murphy Oil Corp., 6.875%, 08/15/24	555,175	0.1
130,000		Murphy Oil USA, Inc., 5.625%, 05/01/27	135,688	0.0
1,910,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,024,600	0.3
1,470,000	#	Murray Energy Corp., 11.250%, 04/15/21	1,117,200	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,800,000		Newfield Exploration Co., 5.625%, 07/01/24	$1,885,500	0.3
495,000	L	Noble Holding International Ltd., 7.750%, 01/15/24	393,183	0.1
825,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	573,375	0.1
1,845,000		NuStar Logistics L.P., 5.625%, 04/28/27	1,941,863	0.3
2,285,000	L	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,330,700	0.4
1,050,000	#	Range Resources Corp., 5.875%, 07/01/22	1,071,000	0.2
1,950,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,081,625	0.3
1,985,000		Rowan Cos, Inc., 5.400%, 12/01/42	1,409,350	0.2
400,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	364,000	0.1
625,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	627,344	0.1
1,215,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	1,227,150	0.2
102,000		SunCoke Energy, Inc., 7.625%, 08/01/19	100,980	0.0
2,225,000		Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,362,060	0.4
1,750,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	1,802,500	0.3
240,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	252,900	0.0
1,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,563,750	0.2
950,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 05/01/24	1,033,125	0.2
2,367,000		Unit Corp., 6.625%, 05/15/21	2,278,238	0.4
970,000	#	Vermilion Energy, Inc., 5.625%, 03/15/25	957,875	0.2
1,300,000		Weatherford International LLC, 6.800%, 06/15/37	1,118,000	0.2
1,250,000	L	Weatherford International Ltd., 4.500%, 04/15/22	1,109,375	0.2
1,465,000	#	WildHorse Resource Development Corp., 6.875%, 02/01/25	1,380,763	0.2
3,240,000		WPX Energy, Inc., 6.000%, 01/15/22	3,223,800	0.5
			69,044,101	11.1

		Financial: 5.1%
2,600,000	L	Ally Financial, Inc., 5.750%, 11/20/25	2,746,250	0.4
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,702,500	0.3
735,000		Ally Financial, Inc., 8.000%, 03/15/20	837,900	0.1
250,000		CIT Group, Inc., 5.375%, 05/15/20	269,687	0.0
1,060,000		CIT Group, Inc., 5.000%, 08/15/22	1,144,800	0.2
1,150,000	#	CNG Holdings, Inc., 9.375%, 05/15/20	1,023,500	0.2
965,000		Equinix, Inc., 5.375%, 04/01/23	1,007,219	0.2
1,300,000		Equinix, Inc., 5.750%, 01/01/25	1,405,625	0.2
2,350,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,441,063	0.4
1,120,000	#	FBM Finance, Inc., 8.250%, 08/15/21	1,205,400	0.2
500,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	515,625	0.1
400,000		Iron Mountain, Inc., 5.750%, 08/15/24	410,000	0.1
435,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	451,856	0.1
1,100,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/24	1,204,500	0.2
200,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/26	208,330	0.0
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	1,050,000	0.2
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 03/01/24	1,092,630	0.2
1,965,000		Navient Corp., 5.875%, 10/25/24	2,009,802	0.3
1,250,000		Navient Corp., 6.125%, 03/25/24	1,293,750	0.2
2,380,000		Navient Corp., 7.250%, 09/25/23	2,564,450	0.4
2,040,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	2,148,120	0.3
520,000		SLM Corp., 5.125%, 04/05/22	531,700	0.1
410,000		Springleaf Finance Corp., 6.125%, 05/15/22	433,575	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,230,000	#	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/25	$1,260,750	0.2
990,000	#	Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24	985,365	0.1
1,725,000		Uniti Group, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,785,375	0.3
			31,729,772	5.1

		Industrial: 10.4%
1,975,000	#	Advanced Disposal Services, Inc., 5.625%, 11/15/24	2,039,187	0.3
370,000		AECOM, 5.750%, 10/15/22	388,962	0.1
2,120,000		AECOM, 5.875%, 10/15/24	2,316,100	0.4
1,070,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	1,112,800	0.2
2,425,000	&	ARD Finance SA, 7.125%, 09/15/23	2,594,507	0.4
508,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	534,670	0.1
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,097,500	0.2
1,580,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,651,100	0.3
1,034,000	#	BMC East LLC, 5.500%, 10/01/24	1,083,115	0.2
2,435,000	#	Bombardier, Inc., 8.750%, 12/01/21	2,708,937	0.4
400,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	418,000	0.1
2,000,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,315,000	0.4
2,100,000	#	BWAY Holding Co., 7.250%, 04/15/25	2,136,750	0.3
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,548,750	0.2
1,720,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	1,732,900	0.3
305,000	#	GFL Environmental, Inc., 5.625%, 05/01/22	313,388	0.0
2,440,000	#	James Hardie International Finance DAC, 5.875%, 02/15/23	2,568,100	0.4
1,355,000	#	Koppers, Inc., 6.000%, 02/15/25	1,443,075	0.2
1,265,000	#	Masonite International Corp., 5.625%, 03/15/23	1,328,250	0.2
2,325,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,452,875	0.4
1,440,000	#	Novelis Corp., 5.875%, 09/30/26	1,486,800	0.2
600,000	#	Novelis Corp., 6.250%, 08/15/24	631,500	0.1
1,630,000		Orbital ATK, Inc., 5.500%, 10/01/23	1,723,725	0.3
1,545,000		Oshkosh Corp., 5.375%, 03/01/22	1,604,869	0.3
725,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	800,672	0.1
1,975,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,220,641	0.4
2,120,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,579,400	0.2
2,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,075,000	0.3
1,030,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	1,071,200	0.2
135,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	145,070	0.0
2,000,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,115,000	0.3
500,000	#	Sealed Air Corp., 4.875%, 12/01/22	534,375	0.1
1,000,000	#	Sealed Air Corp., 5.125%, 12/01/24	1,077,500	0.2
500,000	#	Sealed Air Corp., 5.500%, 09/15/25	547,500	0.1
2,485,000	#	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,590,613	0.4
2,265,000	#	Standard Industries, Inc./NJ, 6.000%, 10/15/25	2,434,875	0.4
440,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	463,100	0.1
2,000,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,270,000	0.4
1,200,000		TransDigm, Inc., 6.375%, 06/15/26	1,221,000	0.2
820,000		TransDigm, Inc., 6.500%, 05/15/25	836,400	0.1
1,000,000		TransDigm, Inc., 6.500%, 07/15/24	1,035,000	0.2
820,000	#	Tutor Perini Corp., 6.875%, 05/01/25	865,100	0.1
1,560,000		WESCO Distribution, Inc., 5.375%, 06/15/24	1,636,050	0.3
1,620,000	#	Zekelman Industries, Inc., 9.875%, 06/15/23	1,824,525	0.3
			64,573,881	10.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 6.2%
2,550,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	$2,652,816	0.4
1,400,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,405,250	0.2
475,000	#	Camelot Finance SA, 7.875%, 10/15/24	513,000	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,629,840	0.3
605,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	630,712	0.1
970,000	#	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	993,037	0.2
1,200,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	1,303,661	0.2
540,000	#	Dell International LLC / EMC Corp., 5.875%, 06/15/21	567,000	0.1
1,200,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	1,324,192	0.2
540,000	#	Dell International LLC / EMC Corp., 7.125%, 06/15/24	593,882	0.1
1,445,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,535,312	0.3
1,895,000	#	Entegris, Inc., 6.000%, 04/01/22	1,985,013	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	516,090	0.1
1,000,000	#	First Data Corp., 5.750%, 01/15/24	1,042,500	0.2
4,000,000	#	First Data Corp., 7.000%, 12/01/23	4,280,000	0.7
1,890,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	1,956,150	0.3
1,955,000	#	Micron Technology, Inc., 5.250%, 01/15/24	2,033,200	0.3
590,000	#	MSCI, Inc., 5.250%, 11/15/24	628,350	0.1
1,125,000	#	MSCI, Inc., 5.750%, 08/15/25	1,224,135	0.2
750,000		NCR Corp., 5.000%, 07/15/22	768,750	0.1
1,800,000		NCR Corp., 6.375%, 12/15/23	1,935,000	0.3
1,720,000	#	Open Text Corp., 5.625%, 01/15/23	1,801,700	0.3
800,000	#	Open Text Corp., 5.875%, 06/01/26	862,496	0.1
440,000		Qorvo, Inc., 6.750%, 12/01/23	484,550	0.1
440,000		Qorvo, Inc., 7.000%, 12/01/25	501,600	0.1
1,000,000	#	Quintiles IMS, Inc., 5.000%, 10/15/26	1,033,750	0.2
1,425,000	#	RP Crown Parent LLC, 7.375%, 10/15/24	1,485,563	0.2
600,000	#	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/23	646,500	0.1
1,805,000	#	Veritas US, Inc. / Veritas Bermuda Ltd., 10.500%, 02/01/24	1,980,988	0.3
			38,315,037	6.2

		Utilities: 1.3%
725,000	L	Calpine Corp., 5.375%, 01/15/23	709,594	0.1
1,725,000		Calpine Corp., 5.750%, 01/15/25	1,625,812	0.2
1,000,000		DPL, Inc., 7.250%, 10/15/21	1,075,000	0.2
1,500,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	1,563,750	0.2
1,000,000		NRG Energy, Inc., 6.250%, 07/15/22	1,031,250	0.2
1,700,000		NRG Energy, Inc., 6.625%, 01/15/27	1,710,625	0.3
475,000		NRG Energy, Inc., 7.250%, 05/15/26	494,000	0.1
127,000		NRG Energy, Inc., 7.875%, 05/15/21	131,763	0.0
			8,341,794	1.3

	Total Corporate Bonds/Notes
	(Cost $576,512,168)		596,021,250	95.8

BANK LOANS: 0.5%
		Communications: 0.3%
2,750,000		iHeart Communications, Inc. Term Loan D, 7.810%, 01/30/19	2,255,000	0.3

		Consumer, Non-cyclical: 0.2%
1,226,631		Kindred Healthcare, Inc., 4.750%, 04/09/21	1,234,042	0.2

	Total Bank Loans
	(Cost $3,564,425)		3,489,042	0.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
		Consumer Discretionary: –%
195	@	American Media, Inc.	–	–

	Total Common Stock
	(Cost $7,957)		–	–

	Total Long-Term Investments
	(Cost $580,084,550)		599,510,292	96.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.9%
	Commercial Paper: 1.9%
5,000,000	American Electric Power, 1.520%, 07/28/17	$4,994,233	0.8
2,000,000	Exelon Generation Co., 1.450%, 07/06/17	1,999,528	0.3
5,000,000	Kroger Co., 1.404%, 1.430%, 07/03/17	4,999,414	0.8
		11,993,175	1.9

	Securities Lending Collateralcc: 5.2%
7,611,919	Citigroup, Inc., Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $7,612,595, collateralized by various U.S. Government Securities, 1.375%-6.375%, Market Value plus accrued interest $7,764,158, due 02/29/20-08/15/27)	7,611,919	1.3
7,611,919	Deutsche Bank AG, Repurchase Agreement dated 06/30/17, 1.16%, due 07/03/17 (Repurchase Amount $7,612,645, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $7,764,157, due 07/03/17-03/20/47)	7,611,919	1.2
7,611,919	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%-1.07%, due 07/03/17 (Repurchase Amount $7,612,587, collateralized by various U.S. Government/U.S. Government Agency Oblig., 0.000%-7.250%, Market Value plus accrued interest $7,764,203, due 07/15/17-06/20/47)	7,611,919	1.2
843,581	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $843,668, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $860,457, due 07/07/17-01/15/30)	843,581	0.2
757,909	JPMorgan Chase & Co., Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $757,976, collateralized by various U.S. Government Securities, 0.500%-5.000%, Market Value plus accrued interest $773,074, due 07/31/17-02/15/47)	757,909	0.1
7,611,919	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/30/17, 1.09%, due 07/03/17 (Repurchase Amount $7,612,601, collateralized by various U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $7,764,157, due 04/01/21-07/01/47)	7,611,919	1.2
		32,049,166	5.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,865,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $4,865,000)	4,865,000	0.8

	Total Short-Term Investments
	(Cost $48,907,781)	48,907,341	7.9

	Total Investments in Securities (Cost $628,992,331)	$648,417,633	104.2
	Liabilities in Excess of Other Assets	(26,297,168)	(4.2)
	Net Assets	$622,120,465	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
±	Defaulted security

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $629,025,102.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,718,714
Gross Unrealized Depreciation	(8,326,183)

Net Unrealized Appreciation	$19,392,531

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Corporate Bonds/Notes	–	596,021,250	–	596,021,250
Short-Term Investments	4,865,000	44,042,341	–	48,907,341
Bank Loans	–	3,489,042	–	3,489,042
Total Investments, at fair value	$4,865,000	$643,552,633	$–	$648,417,633

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.7%
		Basic Materials: 1.0%
3,700,000	#	Anglo American Capital PLC, 4.750%, 04/10/27	$3,810,260	0.1
2,000,000		ArcelorMittal, 6.000%, 03/01/21	2,162,500	0.1
431,000		Barrick Gold Corp., 4.100%, 05/01/23	466,835	0.0
4,829,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	4,915,825	0.1
2,250,000		Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	2,407,727	0.1
1,200,000	#	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	1,284,121	0.0
3,255,000		Dow Chemical Co/The, 4.625%, 10/01/44	3,482,922	0.1
2,060,000		Eastman Chemical Co., 2.700%, 01/15/20	2,088,243	0.1
1,897,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	1,915,012	0.0
1,960,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	2,002,548	0.0
1,360,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,427,053	0.0
1,242,000		Goldcorp, Inc., 3.700%, 03/15/23	1,285,125	0.0
3,486,000		LYB International Finance II BV, 3.500%, 03/02/27	3,443,642	0.1
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,887,262	0.0
2,810,000		PolyOne Corp., 5.250%, 03/15/23	2,964,550	0.1
3,500,000		Sherwin-Williams Co/The, 3.125%, 06/01/24	3,522,131	0.1
2,000,000		Vedanta Resources PLC, 6.375%, 07/30/22	2,011,400	0.1
			41,077,156	1.0

		Communications: 3.7%
2,075,000		21st Century Fox America, Inc., 3.000%, 09/15/22	2,107,492	0.1
2,455,000		Alibaba Group Holding Ltd., 3.600%, 11/28/24	2,532,676	0.1
6,565,000	#	Altice Financing SA, 6.625%, 02/15/23	6,981,484	0.2
1,378,000		AT&T, Inc., 3.600%, 02/17/23	1,411,889	0.0
5,250,000		AT&T, Inc., 3.800%, 03/15/22	5,439,163	0.1
1,972,000		AT&T, Inc., 4.125%, 02/17/26	2,025,583	0.0
3,018,000		AT&T, Inc., 4.250%, 03/01/27	3,126,304	0.1
2,657,000		AT&T, Inc., 4.550%, 03/09/49	2,510,514	0.1
7,088,000		AT&T, Inc., 4.800%, 06/15/44	7,060,222	0.2
1,622,000		AT&T, Inc., 5.150%, 03/15/42	1,664,250	0.0
410,000		AT&T, Inc., 5.450%, 03/01/47	443,631	0.0
2,307,000		CBS Corp., 2.900%, 01/15/27	2,189,767	0.1
3,628,000		CBS Corp., 4.600%, 01/15/45	3,741,415	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	1,034,375	0.0
475,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	496,375	0.0
920,000		CenturyLink, Inc., 6.750%, 12/01/23	994,180	0.0
7,203,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	7,112,912	0.2
2,660,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	2,836,938	0.1
5,387,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	5,829,655	0.1
2,900,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	2,900,000	0.1
2,000,000		CSC Holdings LLC, 5.250%, 06/01/24	2,045,200	0.0
1,683,000	L	Digicel Ltd., 6.000%, 04/15/21	1,619,888	0.0
707,000	#	Digicel Ltd., 6.750%, 03/01/23	667,465	0.0
1,500,000		DISH DBS Corp., 5.875%, 07/15/22	1,616,250	0.0
3,809,000		eBay, Inc., 4.000%, 07/15/42	3,369,750	0.1
5,455,000		Level 3 Communications, Inc., 5.750%, 12/01/22	5,673,200	0.1
1,380,000	#	Millicom International Cellular SA, 4.750%, 05/22/20	1,417,094	0.0
2,000,000	#	Millicom International Cellular SA, 6.625%, 10/15/21	2,087,500	0.0
1,525,000		Netflix, Inc., 5.750%, 03/01/24	1,667,969	0.0
3,255,000		Pacific Bell Telephone Co., 7.125%, 03/15/26	3,962,354	0.1
948,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	960,259	0.0
3,000,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	3,086,250	0.1
2,880,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	2,984,400	0.1
2,035,000		TEGNA, Inc., 6.375%, 10/15/23	2,154,556	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,600,000	#	Telefonica Chile SA, 3.875%, 10/12/22	$2,699,963	0.1
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/41	2,537,069	0.1
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/40	3,167,258	0.1
3,101,000		Time Warner, Inc., 4.050%, 12/15/23	3,271,248	0.1
4,012,000		Time Warner, Inc., 4.850%, 07/15/45	4,145,768	0.1
2,074,000		Time Warner, Inc., 5.350%, 12/15/43	2,295,605	0.1
1,380,000		Time Warner, Inc., 6.500%, 11/15/36	1,704,771	0.0
1,435,000		T-Mobile USA, Inc., 6.625%, 04/01/23	1,522,104	0.0
5,630,000	#	Univision Communications, Inc., 5.125%, 02/15/25	5,594,812	0.1
2,350,000	#	UPCB Finance IV Ltd., 5.375%, 01/15/25	2,470,437	0.1
308,000		Verizon Communications, Inc., 3.000%, 11/01/21	312,352	0.0
3,553,000		Verizon Communications, Inc., 3.500%, 11/01/24	3,595,402	0.1
7,358,000		Verizon Communications, Inc., 4.150%, 03/15/24	7,756,708	0.2
5,386,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	5,469,068	0.1
2,299,000		Verizon Communications, Inc., 4.862%, 08/21/46	2,307,357	0.1
1,129,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,121,081	0.0
3,133,000		Verizon Communications, Inc., 5.050%, 03/15/34	3,329,467	0.1
861,000		Viacom, Inc., 4.375%, 03/15/43	769,149	0.0
3,580,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	3,739,525	0.1
			153,560,104	3.7

		Consumer, Cyclical: 2.1%
3,395,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	3,552,019	0.1
2,396,040		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	2,374,955	0.1
2,585,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	2,669,012	0.1
500,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 06/01/24	525,000	0.0
1,104,297		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/25	1,162,273	0.0
4,720,000		Costco Wholesale Corp., 2.750%, 05/18/24	4,722,242	0.1
4,090,000		CVS Health Corp., 5.125%, 07/20/45	4,713,516	0.1
2,994,250		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/24	3,368,531	0.1
1,618,000		Ford Motor Co., 4.750%, 01/15/43	1,569,489	0.0
2,371,000		Ford Motor Co., 5.291%, 12/08/46	2,445,724	0.1
3,266,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	3,328,332	0.1
1,165,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,325,101	0.0
1,472,000		General Motors Co., 4.875%, 10/02/23	1,579,418	0.0
1,695,000		General Motors Co., 6.750%, 04/01/46	2,019,684	0.0
1,645,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	1,670,359	0.0
3,129,000		General Motors Financial Co., Inc., 4.000%, 10/06/26	3,117,172	0.1
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	1,756,825	0.0
2,940,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	3,003,845	0.1
540,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	549,450	0.0
3,290,000	#	Harley-Davidson Financial Services, Inc., 2.550%, 06/09/22	3,263,029	0.1
588,000		Kohl's Corp., 5.550%, 07/17/45	541,034	0.0
3,926,000		Lowe's Cos, Inc., 3.700%, 04/15/46	3,799,881	0.1
4,131,000		McDonald's Corp., 4.875%, 12/09/45	4,630,335	0.1
2,292,000		MDC Holdings, Inc., 6.000%, 01/15/43	2,148,750	0.0
2,390,000		MGM Resorts International, 4.625%, 09/01/26	2,425,850	0.1
1,445,000	#	Nemak SA de CV, 5.500%, 02/28/23	1,491,963	0.0
3,687,000		Newell Brands, Inc., 5.500%, 04/01/46	4,455,732	0.1
2,471,000		Nordstrom, Inc., 4.000%, 03/15/27	2,423,060	0.1
1,605,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	1,618,835	0.0
3,210,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	3,314,325	0.1
2,230,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	2,230,000	0.1
2,620,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	2,574,150	0.1
5,930,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	5,827,411	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,156,500		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	$1,270,068	0.0
2,224,904		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	2,347,274	0.1
			89,814,644	2.1

		Consumer, Non-cyclical: 4.6%
2,232,000		Abbott Laboratories, 2.800%, 09/15/20	2,268,368	0.1
3,229,000		Abbott Laboratories, 4.750%, 11/30/36	3,529,791	0.1
3,956,000		Abbott Laboratories, 4.900%, 11/30/46	4,389,807	0.1
1,540,000		AbbVie, Inc., 3.200%, 11/06/22	1,581,200	0.0
3,414,000		AbbVie, Inc., 3.200%, 05/14/26	3,380,485	0.1
1,960,000		AbbVie, Inc., 3.600%, 05/14/25	2,002,814	0.0
7,138,000		AbbVie, Inc., 4.450%, 05/14/46	7,408,416	0.2
3,270,000		Aetna, Inc., 2.800%, 06/15/23	3,268,319	0.1
13,858,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	14,304,408	0.3
4,589,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	5,085,507	0.1
1,960,000	#	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	2,097,451	0.1
3,760,000		AstraZeneca PLC, 3.125%, 06/12/27	3,752,766	0.1
2,710,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	2,766,073	0.1
7,600,000		Becton Dickinson and Co., 3.700%, 06/06/27	7,627,292	0.2
3,470,000		Cardinal Health, Inc., 2.616%, 06/15/22	3,476,753	0.1
3,500,000		Cardinal Health, Inc., 3.079%, 06/15/24	3,512,859	0.1
2,700,000		Cardinal Health, Inc., 3.410%, 06/15/27	2,694,100	0.1
3,463,000		Celgene Corp., 2.250%, 05/15/19	3,488,792	0.1
3,165,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	3,216,431	0.1
1,401,000		Envision Healthcare Corp., 5.625%, 07/15/22	1,453,537	0.0
1,713,000		Express Scripts Holding Co., 3.400%, 03/01/27	1,656,800	0.0
2,680,000		Express Scripts Holding Co., 3.000%, 07/15/23	2,664,593	0.1
1,005,000		HCA, Inc., 5.250%, 04/15/25	1,082,887	0.0
1,500,000		HCA, Inc., 5.875%, 03/15/22	1,666,875	0.0
2,695,000		HealthSouth Corp., 5.125%, 03/15/23	2,789,325	0.1
1,790,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	1,834,750	0.0
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,174,127	0.0
3,430,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,490,203	0.1
2,290,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	2,386,590	0.1
1,300,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/25	1,228,500	0.0
3,786,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	3,704,715	0.1
10,548,000		Kroger Co., 4.450%, 02/01/47	10,222,879	0.2
1,155,000		Medtronic, Inc., 3.625%, 03/15/24	1,216,602	0.0
3,094,000		Medtronic, Inc., 4.375%, 03/15/35	3,410,696	0.1
1,658,000		Medtronic, Inc., 4.625%, 03/15/45	1,873,227	0.0
4,000,000	#	Moody's Corp., 3.250%, 01/15/28	3,950,320	0.1
1,690,000		Mylan NV, 3.750%, 12/15/20	1,757,835	0.0
989,000		Mylan NV, 3.950%, 06/15/26	1,004,025	0.0
2,985,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	3,104,400	0.1
3,882,000		PepsiCo, Inc., 4.450%, 04/14/46	4,248,395	0.1
3,765,000		Pfizer, Inc., 4.400%, 05/15/44	4,150,092	0.1
2,689,000		Philip Morris International, Inc., 4.250%, 11/10/44	2,778,775	0.1
6,230,000	#	Post Holdings, Inc., 5.000%, 08/15/26	6,230,000	0.2
3,071,000		Reynolds American, Inc., 5.850%, 08/15/45	3,779,483	0.1
1,369,000	L	RR Donnelley & Sons Co., 6.500%, 11/15/23	1,372,422	0.0
8,481,000		Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	8,416,816	0.2
2,070,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	2,015,867	0.1
5,420,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	5,157,975	0.1
5,200,000		Tyson Foods, Inc., 3.550%, 06/02/27	5,240,628	0.1
1,490,000		United Rentals North America, Inc., 5.500%, 07/15/25	1,566,362	0.0
3,310,000		UnitedHealth Group, Inc., 4.200%, 01/15/47	3,505,925	0.1
3,000,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,116,250	0.1
1,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	907,500	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000	#,L	Valeant Pharmaceuticals International, 6.375%, 10/15/20	$973,750	0.0
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	864,675	0.0
1,790,000	#	Wm Wrigley Jr Co., 2.400%, 10/21/18	1,802,662	0.0
6,264,000		Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	6,338,091	0.2
			193,990,186	4.6

		Energy: 4.2%
2,724,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	2,909,602	0.1
2,228,000	L	Anadarko Petroleum Corp., 5.550%, 03/15/26	2,494,277	0.1
870,000		Antero Resources Corp., 5.375%, 11/01/21	881,962	0.0
850,000		Antero Resources Corp., 5.625%, 06/01/23	864,875	0.0
1,805,000		Apache Corp., 5.100%, 09/01/40	1,852,578	0.1
5,569,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	6,212,593	0.2
2,069,000		BP Capital Markets PLC, 3.062%, 03/17/22	2,116,020	0.1
2,401,000		BP Capital Markets PLC, 3.119%, 05/04/26	2,382,678	0.1
5,856,000		BP Capital Markets PLC, 3.224%, 04/14/24	5,917,588	0.1
5,810,000		Cenovus Energy, Inc., 3.800%, 09/15/23	5,738,793	0.1
5,482,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	5,233,123	0.1
5,118,000	#	Cenovus Energy, Inc., 5.400%, 06/15/47	4,800,213	0.1
2,338,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	2,493,026	0.1
400,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	398,488	0.0
1,523,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	1,703,876	0.0
983,000		Enbridge, Inc., 3.500%, 06/10/24	984,151	0.0
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,201,075	0.0
4,455,000		Energy Transfer L.P., 4.200%, 04/15/27	4,446,175	0.1
1,217,000		Energy Transfer L.P., 4.650%, 06/01/21	1,284,814	0.0
4,975,000		Energy Transfer L.P., 5.300%, 04/15/47	4,946,757	0.1
1,244,000		Energy Transfer L.P., 9.700%, 03/15/19	1,393,802	0.0
2,347,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	2,394,935	0.1
1,374,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,417,337	0.0
2,185,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	2,362,142	0.1
2,338,000		Exxon Mobil Corp., 2.726%, 03/01/23	2,367,138	0.1
2,771,000		Exxon Mobil Corp., 3.043%, 03/01/26	2,798,089	0.1
3,310,000		Hess Corp., 4.300%, 04/01/27	3,239,848	0.1
4,758,000		Hess Corp., 5.800%, 04/01/47	4,820,482	0.1
285,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	263,625	0.0
850,000		KazMunayGas National Co. JSC, 4.750%, 04/19/27	835,529	0.0
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,340,137	0.0
638,000	L	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	660,401	0.0
1,947,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	1,973,109	0.1
4,245,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	4,421,002	0.1
1,443,000		Marathon Petroleum Corp., 5.000%, 09/15/54	1,327,492	0.0
6,904,000		MPLX L.P., 4.125%, 03/01/27	6,941,634	0.2
3,439,000		Occidental Petroleum Corp., 3.500%, 06/15/25	3,516,102	0.1
3,595,000		Occidental Petroleum Corp., 4.625%, 06/15/45	3,825,332	0.1
400,000		Pertamina Persero PT, 4.300%, 05/20/23	415,243	0.0
750,000		Pertamina Persero PT, 5.625%, 05/20/43	777,812	0.0
1,500,000		Petrobras Global Finance BV, 6.125%, 01/17/22	1,552,500	0.0
2,225,000	L	Petrobras Global Finance BV, 8.750%, 05/23/26	2,564,313	0.1
8,475,000		Petrobras Global Finance BV, 7.375%, 01/17/27	8,987,738	0.2
4,000,000	#	Petroleos del Peru SA, 4.750%, 06/19/32	3,980,000	0.1
550,000	L	Petroleos Mexicanos, 4.500%, 01/23/26	535,992	0.0
330,000		Petroleos Mexicanos, 4.875%, 01/18/24	335,082	0.0
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,217,930	0.0
1,250,000	#	Petroleos Mexicanos, 6.500%, 03/13/27	1,344,375	0.0
2,500,000		Petroleos Mexicanos, 6.875%, 08/04/26	2,776,250	0.1
733,334		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	717,949	0.0
2,988,000		Phillips 66 Partners L.P., 3.550%, 10/01/26	2,908,217	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,263,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	$1,312,076	0.0
1,005,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	1,045,200	0.0
5,011,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	5,073,673	0.1
4,235,000		Shell International Finance BV, 3.250%, 05/11/25	4,324,460	0.1
2,253,000		Shell International Finance BV, 4.375%, 05/11/45	2,367,022	0.1
8,142,000		Shell International Finance BV, 4.000%, 05/10/46	8,076,416	0.2
3,125,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	3,156,250	0.1
937,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	962,023	0.0
1,003,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	987,862	0.0
1,020,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	1,074,825	0.0
5,102,000		Williams Partners L.P., 3.600%, 03/15/22	5,217,366	0.1
3,324,000		Williams Partners L.P., 5.400%, 03/04/44	3,527,824	0.1
3,250,000	#	YPF SA, 8.500%, 03/23/21	3,623,230	0.1
2,600,000	#	YPF SA, 8.875%, 12/19/18	2,792,140	0.1
			176,414,568	4.2

		Financial: 9.3%
3,270,000	#	ABN AMRO Bank NV, 4.800%, 04/18/26	3,484,940	0.1
2,150,000		American International Group, Inc., 4.500%, 07/16/44	2,197,792	0.1
88,000		American International Group, Inc., 8.175%, 05/15/58	119,020	0.0
3,506,000		Air Lease Corp., 3.625%, 04/01/27	3,513,860	0.1
4,003,000		Air Lease Corp., 3.000%, 09/15/23	3,984,995	0.1
2,224,000		American Tower Corp., 3.500%, 01/31/23	2,283,483	0.1
2,638,000		Aon PLC, 4.750%, 05/15/45	2,869,558	0.1
1,470,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	1,667,355	0.0
1,760,000	#	Athene Global Funding, 2.750%, 04/20/20	1,764,426	0.0
2,949,000	#	Athene Global Funding, 4.000%, 01/25/22	3,064,837	0.1
1,163,000	#	Australia & New Zealand Banking Group Ltd., 4.400%, 05/19/26	1,202,307	0.0
1,948,000		Banco de Bogota SA, 6.250%, 05/12/26	2,079,724	0.1
400,000	#	Banco de Reservas de la Republica Dominicana, 7.000%, 02/01/23	419,836	0.0
764,000		Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	792,650	0.0
375,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	397,965	0.0
4,279,000		Bank of America Corp., 2.503%, 10/21/22	4,228,974	0.1
1,920,000		Bank of America Corp., 2.625%, 10/19/20	1,940,715	0.0
7,086,000		Bank of America Corp., 3.824%, 01/20/28	7,218,409	0.2
4,819,000		Bank of America Corp., 3.875%, 08/01/25	4,990,937	0.1
1,941,000		Bank of America Corp., 3.950%, 04/21/25	1,968,844	0.0
11,343,000		Bank of America Corp., 4.183%, 11/25/27	11,560,275	0.3
4,495,000		Bank of America Corp., 4.250%, 10/22/26	4,638,188	0.1
3,931,000		Bank of America Corp., 4.200%, 08/26/24	4,081,982	0.1
1,903,000		Bank of America Corp., 4.000%, 04/01/24	1,996,015	0.0
1,173,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	1,186,020	0.0
8,215,000		Barclays PLC, 3.250%, 01/12/21	8,363,593	0.2
5,764,000		Barclays PLC, 4.337%, 01/10/28	5,945,589	0.1
2,424,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/22	2,751,240	0.1
1,333,000		BPCE SA, 2.500%, 12/10/18	1,345,189	0.0
5,145,000	#	BPCE SA, 5.150%, 07/21/24	5,505,325	0.1
2,521,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	2,580,342	0.1
3,981,000		Capital One Financial Corp., 3.750%, 03/09/27	3,974,969	0.1
5,703,000	L	CBL & Associates L.P., 5.950%, 12/15/26	5,657,849	0.1
3,380,000		Citigroup, Inc., 3.200%, 10/21/26	3,291,393	0.1
6,209,000		Citigroup, Inc., 3.887%, 01/10/28	6,318,142	0.2
3,851,000		Citigroup, Inc., 4.450%, 09/29/27	4,010,485	0.1
4,915,000		Citigroup, Inc., 5.500%, 09/13/25	5,475,192	0.1
1,147,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	1,197,179	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
3,560,000		Compass Bank, 2.875%, 06/29/22	$3,550,103	0.1
1,872,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,181,348	0.1
3,550,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	3,729,428	0.1
2,870,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	3,005,481	0.1
2,776,000	#	Credit Suisse AG, 6.500%, 08/08/23	3,128,274	0.1
4,759,000	#	Credit Suisse Group AG, 3.574%, 01/09/23	4,884,733	0.1
2,470,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/21	2,537,577	0.1
3,190,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	3,317,855	0.1
2,115,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	2,194,313	0.1
5,093,000		DDR Corp., 3.375%, 05/15/23	4,940,567	0.1
805,000		Discover Financial Services, 3.850%, 11/21/22	825,308	0.0
5,165,000		Discover Financial Services, 4.100%, 02/09/27	5,184,426	0.1
1,990,000		Discover Financial Services, 5.200%, 04/27/22	2,168,298	0.1
2,230,000		E*TRADE Financial Corp., 4.625%, 09/15/23	2,321,162	0.1
2,400,000		EPR Properties, 4.500%, 06/01/27	2,419,339	0.1
2,463,000		Equinix, Inc., 5.375%, 04/01/23	2,570,756	0.1
5,975,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	6,206,531	0.1
2,700,000	#	Farmers Exchange Capital, 7.050%, 07/15/28	3,448,405	0.1
750,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/23	760,875	0.0
1,516,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	1,528,724	0.0
2,426,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	2,432,739	0.1
3,683,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	3,719,362	0.1
5,253,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	5,231,899	0.1
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	5,688,320	0.1
1,680,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	1,873,435	0.0
1,101,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,434,952	0.0
2,200,000	#	Great-West Lifeco Finance Delaware L.P., 4.150%, 06/03/47	2,212,181	0.1
2,100,000	#	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	2,234,469	0.1
898,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,218,545	0.0
1,980,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	2,094,365	0.1
3,220,000		HCP, Inc., 3.875%, 08/15/24	3,287,907	0.1
5,998,000		HSBC Holdings PLC, 4.041%, 03/13/28	6,220,724	0.2
2,775,000		HSBC Holdings PLC, 6.000%, 11/22/65	2,876,288	0.1
2,010,000	#	ING Bank NV, 2.000%, 11/26/18	2,012,139	0.0
5,479,000		ING Groep NV, 3.950%, 03/29/27	5,709,419	0.1
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,097,838	0.0
3,415,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,778,038	0.1
3,604,000		JPMorgan Chase & Co., 2.550%, 10/29/20	3,635,622	0.1
3,154,000		JPMorgan Chase & Co., 2.550%, 03/01/21	3,170,839	0.1
3,162,000		JPMorgan Chase & Co., 3.625%, 12/01/27	3,136,713	0.1
3,591,000		JPMorgan Chase & Co., 3.900%, 07/15/25	3,749,044	0.1
9,256,000		JPMorgan Chase & Co., 4.125%, 12/15/26	9,634,145	0.2
1,935,000		JPMorgan Chase & Co., 6.100%, 10/29/49	2,101,894	0.1
626,000		JPMorgan Chase & Co., 6.125%, 10/30/65	676,863	0.0
3,229,000		Kite Realty Group L.P., 4.000%, 10/01/26	3,064,702	0.1
3,108,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	3,352,071	0.1
3,633,000		MetLife, Inc., 4.875%, 11/13/43	4,121,809	0.1
4,504,000		Metlife, Inc., 6.400%, 12/15/66	5,213,380	0.1
3,600,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/22	3,796,640	0.1
200,000	#,L	Mizuho Financial Group, Inc., 3.477%, 04/12/26	203,118	0.0
3,730,000		Morgan Stanley, 2.750%, 05/19/22	3,731,302	0.1
4,739,000		Morgan Stanley, 3.125%, 07/27/26	4,613,355	0.1
1,772,000		Morgan Stanley, 3.950%, 04/23/27	1,786,931	0.0
5,524,000		Morgan Stanley, 4.000%, 07/23/25	5,772,066	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
435,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	$449,409	0.0
1,345,000	#	Nordea Bank AB, 6.125%, 12/29/49	1,410,569	0.0
DKK 10		Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	–	–
1,922,000		Old Republic International Corp., 3.875%, 08/26/26	1,924,927	0.0
2,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/24	2,582,994	0.1
1,590,000		Royal Bank of Scotland Group PLC, 3.498%, 05/15/23	1,601,192	0.0
4,829,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	4,931,360	0.1
2,988,000		Santander UK Group Holdings PLC, 3.571%, 01/10/23	3,058,845	0.1
1,500,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	1,699,373	0.0
3,173,000		Santander UK PLC, 2.375%, 03/16/20	3,192,660	0.1
1,680,000	#	Santander UK PLC, 5.000%, 11/07/23	1,806,702	0.0
7,495,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 03/23/27	7,573,982	0.2
3,077,000		Select Income REIT, 4.150%, 02/01/22	3,104,773	0.1
4,118,000		Senior Housing Properties Trust, 3.250%, 05/01/19	4,159,592	0.1
3,320,000		Simon Property Group L.P., 4.250%, 11/30/46	3,326,686	0.1
5,808,000	#,L	Standard Chartered PLC, 4.300%, 02/19/27	5,854,220	0.1
6,128,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	6,167,752	0.1
2,217,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	2,208,817	0.1
300,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/26	293,932	0.0
1,061,000		Toronto-Dominion Bank, 3.625%, 09/15/31	1,054,442	0.0
3,494,000		Trinity Acquisition PLC, 6.125%, 08/15/43	4,107,756	0.1
1,500,000		Turkiye Is Bankasi, 5.500%, 04/21/22	1,507,880	0.0
3,460,000	#	UBS AG/London, 2.200%, 06/08/20	3,464,972	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,729,455	0.0
3,354,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	3,410,146	0.1
5,900,000		Wells Fargo & Co., 3.584%, 05/22/28	5,969,060	0.1
1,701,000		Wells Fargo & Co., 4.100%, 06/03/26	1,761,416	0.0
2,089,000		Wells Fargo & Co., 4.750%, 12/07/46	2,239,013	0.1
2,600,000		Willis North America, Inc., 3.600%, 05/15/24	2,629,411	0.1
1,114,000		XLIT Ltd., 5.500%, 03/31/45	1,194,743	0.0
1,750,000		Yapi ve Kredi Bankasi AS, 5.750%, 02/24/22	1,776,007	0.0
			392,048,297	9.3

		Industrial: 1.4%
2,020,000		Amphenol Corp., 3.200%, 04/01/24	2,043,072	0.0
2,530,000		BNSF Funding Trust I, 6.613%, 12/15/55	2,919,924	0.1
4,905,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	5,125,725	0.1
1,000,000	L	Cemex SAB de CV, 6.125%, 05/05/25	1,080,000	0.0
2,449,000	#	Cemex SAB de CV, 6.125%, 05/05/25	2,644,920	0.1
1,000,000	#	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/47	1,079,120	0.0
7,356,000		FedEx Corp., 4.400%, 01/15/47	7,608,399	0.2
3,588,000		General Electric Co., 5.000%, 12/29/49	3,812,788	0.1
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	639,672	0.0
5,205,000		Masco Corp., 3.500%, 11/15/27	5,171,261	0.1
2,400,000		Norfolk Southern Corp., 3.150%, 06/01/27	2,396,933	0.1
2,900,000	#	Novelis Corp., 5.875%, 09/30/26	2,994,250	0.1
1,220,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	1,347,337	0.0
2,335,000		Rockwell Collins, Inc., 3.200%, 03/15/24	2,369,752	0.1
1,445,000		Rockwell Collins, Inc., 3.500%, 03/15/27	1,468,373	0.0
2,962,000	#	Siemens Financieringsmaatschappij NV, 3.300%, 09/15/46	2,683,676	0.1
3,042,000	#	Siemens Financieringsmaatschappij NV, 4.200%, 03/16/47	3,235,520	0.1
3,855,000	#	Standard Industries, Inc./NJ, 5.000%, 02/15/27	3,941,738	0.1
3,484,000		Textron, Inc., 3.650%, 03/15/27	3,504,914	0.1
1,000,000		Transnet SOC Ltd., 4.000%, 07/26/22	975,773	0.0
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	975,773	0.0
			58,018,920	1.4

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 2.5%
5,300,000		Activision Blizzard, Inc., 3.400%, 06/15/27	$5,286,305	0.1
3,310,000		Analog Devices, Inc., 3.125%, 12/05/23	3,349,558	0.1
2,052,000		Analog Devices, Inc., 3.500%, 12/05/26	2,072,227	0.0
2,855,000		Apple, Inc., 2.450%, 08/04/26	2,736,052	0.1
3,390,000		Apple, Inc., 2.850%, 05/11/24	3,409,550	0.1
1,307,000		Apple, Inc., 3.000%, 02/09/24	1,327,651	0.0
6,333,000		Apple, Inc., 3.350%, 02/09/27	6,492,288	0.2
5,925,000		Apple, Inc., 3.000%, 06/20/27	5,903,474	0.1
963,000		Apple, Inc., 4.450%, 05/06/44	1,051,765	0.0
2,633,000		Apple, Inc., 4.650%, 02/23/46	2,962,910	0.1
1,082,000		Applied Materials, Inc., 2.625%, 10/01/20	1,101,042	0.0
2,282,000		Applied Materials, Inc., 3.900%, 10/01/25	2,433,840	0.1
3,110,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	3,185,250	0.1
1,205,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	1,256,212	0.0
1,608,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	1,696,533	0.0
7,406,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	8,045,760	0.2
4,455,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	4,916,061	0.1
2,320,000	#	Everett Spinco, Inc., 4.250%, 04/15/24	2,407,114	0.1
3,255,000	#	First Data Corp., 5.750%, 01/15/24	3,393,337	0.1
1,544,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	1,638,530	0.0
1,685,000		Infor US, Inc., 6.500%, 05/15/22	1,752,400	0.0
3,100,000		Intel Corp., 2.875%, 05/11/24	3,113,755	0.1
2,289,000		International Business Machines Corp., 2.875%, 11/09/22	2,332,738	0.1
1,241,000		KLA-Tencor Corp., 4.125%, 11/01/21	1,314,213	0.0
2,998,000		Microsoft Corp., 3.300%, 02/06/27	3,086,258	0.1
3,198,000		Microsoft Corp., 3.700%, 08/08/46	3,177,894	0.1
4,395,000		Microsoft Corp., 4.250%, 02/06/47	4,777,739	0.1
4,216,000		Microsoft Corp., 4.450%, 11/03/45	4,709,559	0.1
2,062,000		Oracle Corp., 3.850%, 07/15/36	2,141,296	0.0
2,995,000		Oracle Corp., 4.300%, 07/08/34	3,258,895	0.1
2,780,000		Qualcomm, Inc., 2.600%, 01/30/23	2,773,139	0.1
1,520,000		Qualcomm, Inc., 2.900%, 05/20/24	1,517,902	0.0
2,760,000		Qualcomm, Inc., 3.250%, 05/20/27	2,770,022	0.1
4,030,000		Xilinx, Inc., 2.950%, 06/01/24	4,043,492	0.1
			105,434,761	2.5

		Utilities: 1.9%
2,945,000		AES Corp., 5.500%, 04/15/25	3,095,931	0.1
1,720,000		Black Hills Corp., 4.250%, 11/30/23	1,823,355	0.0
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	555,342	0.0
1,750,000		Comision Federal de Electricidad, 4.750%, 02/23/27	1,804,688	0.0
1,400,000	#	Comision Federal de Electricidad, 4.750%, 02/23/27	1,443,750	0.0
2,009,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/26	1,972,149	0.0
1,539,000		Duke Energy Carolinas LLC, 2.950%, 12/01/26	1,533,767	0.0
3,032,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	3,104,116	0.1
1,790,000	#,L	EDP Finance BV, 3.625%, 07/15/24	1,778,705	0.0
873,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	902,246	0.0
3,100,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	3,204,253	0.1
3,082,000		Entergy Corp., 2.950%, 09/01/26	2,957,370	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	841,298	0.0
3,365,000		Exelon Corp., 3.400%, 04/15/26	3,360,309	0.1
3,617,000		Exelon Corp., 3.497%, 06/01/22	3,713,426	0.1
3,475,000		FirstEnergy Corp., 2.850%, 07/15/22	3,467,108	0.1
1,740,000		FirstEnergy Corp., 3.900%, 07/15/27	1,743,939	0.0
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	1,599,521	0.0
3,472,000		Great Plains Energy, Inc., 3.900%, 04/01/27	3,519,660	0.1
4,199,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	4,408,135	0.1
618,000		Metropolitan Edison Co., 7.700%, 01/15/19	667,222	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,281,000		Mississippi Power Co., 4.250%, 03/15/42	$2,023,243	0.1
709,000		Nevada Power Co., 7.125%, 03/15/19	771,531	0.0
2,186,000	#	New York State Electric & Gas Corp., 3.250%, 12/01/26	2,191,839	0.1
1,402,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,439,945	0.0
2,380,000		NiSource Finance Corp., 3.490%, 05/15/27	2,401,501	0.1
1,901,000		NiSource Finance Corp., 5.950%, 06/15/41	2,368,311	0.1
2,000,000		NRG Energy, Inc., 6.250%, 05/01/24	2,030,000	0.1
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,035,307	0.0
2,050,000	#	Perusahaan Listrik Negara PT, 4.125%, 05/15/27	2,019,722	0.1
800,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	874,000	0.0
2,173,000		PSEG Power LLC, 2.450%, 11/15/18	2,181,414	0.1
3,500,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/47	3,613,582	0.1
3,535,000		Southwestern Electric Power Co., 2.750%, 10/01/26	3,395,311	0.1
2,009,000		Virginia Electric & Power Co., 2.950%, 11/15/26	1,991,942	0.0
3,010,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	3,004,582	0.1
			78,838,520	1.9

	Total Corporate Bonds/Notes
	(Cost $1,262,787,857)		1,289,197,156	30.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.3%
2,808,625		Alternative Loan Trust 2004-J7 MI, 2.236%, 10/25/34	2,431,401	0.1
4,389,759		Alternative Loan Trust 2005-10CB 1A1, 1.716%, 05/25/35	3,591,357	0.1
3,634,177		Alternative Loan Trust 2005-51 3A2A, 2.022%, 11/20/35	3,437,266	0.1
1,155,949		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	1,091,308	0.0
1,429,357		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	1,385,987	0.0
2,553,300		Alternative Loan Trust 2005-J2 1A12, 1.616%, 04/25/35	2,092,145	0.1
1,129,988		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	903,526	0.0
258,999		Alternative Loan Trust 2006-18CB A10, 1.616%, 07/25/36	169,271	0.0
1,607,722		Alternative Loan Trust 2006-19CB A28, 1.816%, 08/25/36	1,184,006	0.0
1,626,688		Alternative Loan Trust 2006-HY11 A1, 1.336%, 06/25/36	1,386,243	0.0
1,707,393		Alternative Loan Trust 2007-23CB A3, 1.716%, 09/25/37	1,097,197	0.0
4,222,862		Alternative Loan Trust 2007-2CB 2A1, 1.816%, 03/25/37	2,847,739	0.1
1,722,348		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/37	1,348,108	0.0
1,532,112		Alternative Loan Trust 2007-8CB A3, 1.716%, 05/25/37	1,042,487	0.0
2,034,197		American Home Mortgage Assets Trust 2007-4 A4, 1.506%, 08/25/37	1,730,810	0.0
387,757	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	389,232	0.0
1,787,053	^	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/37	341,509	0.0
2,586,893		Bear Stearns ALT-A Trust 2005-4 23A1, 3.475%, 05/25/35	2,560,435	0.1
3,479,197		Bear Stearns ALT-A Trust 2005-7 21A1, 3.458%, 09/25/35	3,459,916	0.1
1,180,033	#	Bellemeade Re Ltd. 2015-1A M2, 5.516%, 07/25/25	1,207,546	0.0
3,545,806		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.123%, 11/25/34	3,510,560	0.1
1,148,651		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	1,049,022	0.0
2,331,666		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/36	2,338,076	0.1
2,836,810		Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.252%, 11/25/36	2,368,253	0.1
1,152,303		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.667%, 09/25/37	1,053,927	0.0
2,811,000	#	Citigroup Mortgage Loan Trust 2010-7 3A5, 5.500%, 12/25/35	2,853,644	0.1
804,483		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.716%, 11/25/35	533,468	0.0
3,151,225	#	CSMC Series 2008-2R 1A1, 6.000%, 07/25/37	2,940,921	0.1
129,315,643	^	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 1.053%, 04/25/37	5,108,834	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,041,303		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.489%, 08/19/45	$2,558,936	0.1
7,371,920	^	Fannie Mae 2008-12 SC, 5.134%, 03/25/38	1,259,093	0.0
7,387,462		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	8,281,970	0.2
4,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/42	5,308,121	0.1
6,534,000		Fannie Mae 2013-116 UB, 4.000%, 11/25/43	6,894,038	0.2
4,942,243		Fannie Mae 2013-20 DL, 4.000%, 03/25/33	5,272,204	0.1
43,944,876	^	Fannie Mae 2016-82 SD, 4.834%, 11/25/46	7,817,767	0.2
4,600,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.466%, 04/25/29	5,079,649	0.1
1,400,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.616%, 01/25/24	1,603,282	0.0
2,920,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.116%, 07/25/24	3,087,463	0.1
6,700,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.216%, 07/25/24	7,149,098	0.2
700,000		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.216%, 07/25/25	777,015	0.0
1,809,415		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.516%, 02/25/25	1,970,077	0.1
3,000,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.766%, 07/25/29	3,171,914	0.1
3,100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.866%, 09/25/29	3,293,119	0.1
2,650,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.216%, 10/25/29	2,724,859	0.1
4,200,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.066%, 11/25/29	4,264,074	0.1
53,465		Fannie Mae Grantor Trust 1998-T2 A6, 0.601%, 01/25/32	55,290	0.0
62,708	^	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/18	1,101	0.0
611,564	^	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/43	91,248	0.0
2,416,855	^	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/28	229,194	0.0
260,591		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/29	288,450	0.0
383,048	^	Fannie Mae REMIC Trust 1999-6 SE, 6.476%, 02/17/29	49,472	0.0
198,551		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	219,783	0.0
2,024,735		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/33	2,260,350	0.1
604,626		Fannie Mae REMIC Trust 2003-45 FJ, 2.727%, 06/25/33	631,763	0.0
2,644,980	^	Fannie Mae REMIC Trust 2003-66 SA, 6.434%, 07/25/33	555,340	0.0
420,805	^	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/33	98,162	0.0
1,374,244		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/33	1,499,855	0.0
26,082		Fannie Mae REMIC Trust 2004-10 SC, 23.736%, 02/25/34	30,309	0.0
1,973,873		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/34	2,165,958	0.1
40,538		Fannie Mae REMIC Trust 2004-56 FE, 1.666%, 10/25/33	40,639	0.0
963,866		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/34	1,082,743	0.0
2,064,121		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/34	2,220,412	0.1
422,497		Fannie Mae REMIC Trust 2004-79 S, 16.456%, 08/25/32	472,230	0.0
179,538		Fannie Mae REMIC Trust 2004-W10 A5, 5.500%, 08/25/34	182,576	0.0
5,246,052		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/35	5,741,579	0.1
171,599		Fannie Mae REMIC Trust 2005-74 NP, 18.393%, 01/25/35	194,456	0.0
285,331		Fannie Mae REMIC Trust 2006-104 ES, 27.370%, 11/25/36	507,964	0.0
5,303,409	^	Fannie Mae REMIC Trust 2006-12 SD, 5.534%, 10/25/35	880,300	0.0
1,419,470	^	Fannie Mae REMIC Trust 2006-123 UI, 5.524%, 01/25/37	291,656	0.0
393,645	^	Fannie Mae REMIC Trust 2006-72 HS, 5.484%, 08/25/26	59,399	0.0
97,876		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/37	109,701	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,213,811	^	Fannie Mae REMIC Trust 2007-91 AS, 5.184%, 10/25/37	$1,369,419	0.0
3,280,774		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	3,520,678	0.1
17,043,992		Fannie Mae REMIC Trust 2009-50 HZ, 5.575%, 02/25/49	18,508,204	0.4
4,154,995	^	Fannie Mae REMIC Trust 2009-90 TS, 4.934%, 11/25/39	694,474	0.0
6,767,377	^	Fannie Mae REMIC Trust 2010-118 GS, 4.734%, 10/25/39	676,365	0.0
10,305,083	^	Fannie Mae REMIC Trust 2010-123 SL, 4.854%, 11/25/40	1,659,261	0.0
10,689,449	^	Fannie Mae REMIC Trust 2010-41 SB, 5.184%, 05/25/40	1,848,475	0.0
3,113,985	^	Fannie Mae REMIC Trust 2010-43 VS, 5.234%, 05/25/40	552,715	0.0
11,049,000		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/40	12,339,879	0.3
3,450,818	^	Fannie Mae REMIC Trust 2011-102 SA, 5.384%, 10/25/41	613,304	0.0
4,281,161		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	4,550,362	0.1
4,681,210	^	Fannie Mae REMIC Trust 2011-93 GS, 5.334%, 04/25/39	934,429	0.0
2,758,357	^	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/41	341,544	0.0
12,323,672	^	Fannie Mae REMIC Trust 2012-122 SB, 4.934%, 11/25/42	2,659,955	0.1
7,312,583	^	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/42	812,943	0.0
11,822,045	^	Fannie Mae REMIC Trust 2012-133 AS, 4.984%, 10/25/42	2,191,941	0.1
1,938,710	^	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/42	246,952	0.0
9,748,467	^	Fannie Mae REMIC Trust 2012-15 SP, 5.404%, 06/25/40	1,238,326	0.0
4,825,507	^	Fannie Mae REMIC Trust 2012-24 HS, 5.334%, 09/25/40	755,090	0.0
11,235,057	^	Fannie Mae REMIC Trust 2012-30 QS, 5.384%, 04/25/31	1,574,618	0.0
3,010,175	^	Fannie Mae REMIC Trust 2012-68 YS, 5.484%, 07/25/42	578,703	0.0
4,234,319	^	Fannie Mae REMIC Trust 2013-26 JS, 4.984%, 10/25/32	744,608	0.0
14,396,363	^	Fannie Mae REMIC Trust 2013-60 DS, 4.984%, 06/25/33	2,715,727	0.1
13,777,277	^	Fannie Mae REMIC Trust 2013-9 SM, 5.034%, 02/25/33	2,303,417	0.1
10,630,843	^	Fannie Mae REMIC Trust 2014-17 DS, 4.984%, 02/25/43	1,538,100	0.0
4,940,211	^	Fannie Mae REMIC Trust 2014-28 BS, 4.984%, 08/25/43	861,090	0.0
3,019,000		Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/41	2,693,494	0.1
38,167,922	^	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/45	8,693,958	0.2
2,482,596	^	Fannie Mae Series 2013-72 YS, 4.934%, 07/25/33	509,824	0.0
912,833		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 1.516%, 12/25/36	549,992	0.0
912,833	^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.484%, 12/25/36	247,897	0.0
1,003,592		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/37	828,353	0.0
16,922,470	^	Freddie Mac 3510 AS, 5.251%, 04/15/37	3,251,267	0.1
14,458,217	^	Freddie Mac 4191 SA, 5.041%, 03/15/43	2,523,407	0.1
1,203,203		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/36	1,354,324	0.0
675,614		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/36	769,625	0.0
209,963		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/29	238,625	0.0
191,360		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	218,645	0.0
1,317,738		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/29	1,503,881	0.0
237,813		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	270,555	0.0
386,551		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/22	411,240	0.0
508,651		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	567,281	0.0
204,669	^	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/33	48,678	0.0
1,401,722		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/34	1,523,228	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
255,828		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	$285,581	0.0
3,323,122	^	Freddie Mac REMIC Trust 2866 GS, 5.441%, 09/15/34	250,556	0.0
1,138,636	^	Freddie Mac REMIC Trust 2883 SD, 5.541%, 10/15/34	94,449	0.0
412,501		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/35	451,182	0.0
545,659		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	597,505	0.0
10,446,265	^	Freddie Mac REMIC Trust 3045 DI, 5.571%, 10/15/35	1,911,059	0.1
95,272		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/35	97,697	0.0
2,066,693		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	2,309,226	0.1
755,998	^^	Freddie Mac REMIC Trust 3139 PO, 01/15/36	733,124	0.0
2,966,146	^	Freddie Mac REMIC Trust 3171 PS, 5.326%, 06/15/36	450,867	0.0
11,310,958	^	Freddie Mac REMIC Trust 3199 S, 5.291%, 08/15/36	2,083,517	0.1
1,004,746		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	1,122,519	0.0
482,302		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/37	526,813	0.0
528,074	^	Freddie Mac REMIC Trust 3524 LA, 5.275%, 03/15/33	576,161	0.0
91,472		Freddie Mac REMIC Trust 3556 NT, 4.259%, 03/15/38	94,121	0.0
10,467,990		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/34	11,669,951	0.3
974,217		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/36	1,087,892	0.0
4,220,799	^	Freddie Mac REMIC Trust 3710 SL, 4.841%, 05/15/36	266,309	0.0
760,733		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	846,603	0.0
25,000,000		Freddie Mac REMIC Trust 3747 HW, 4.500%, 05/15/38	26,341,670	0.6
1,000,000		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/39	1,040,294	0.0
771,431		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	841,107	0.0
2,590,705	^	Freddie Mac REMIC Trust 3856 KS, 5.391%, 05/15/41	482,467	0.0
2,408,509	^	Freddie Mac REMIC Trust 3925 SD, 4.891%, 07/15/40	315,262	0.0
14,550,726	^	Freddie Mac REMIC Trust 3925 SL, 4.891%, 01/15/41	1,837,581	0.0
629,956		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	679,524	0.0
3,690,369	^	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	452,837	0.0
3,282,249	^	Freddie Mac REMIC Trust 4088 CS, 4.841%, 08/15/42	638,972	0.0
12,097,396	^	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/33	1,511,916	0.0
6,141,398	^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	1,091,999	0.0
4,583,796		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	4,664,499	0.1
1,183,451		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/41	1,343,083	0.0
3,241,360	^	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/43	538,611	0.0
4,415,320		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	4,899,869	0.1
5,926,707		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	6,562,924	0.2
1,916,000		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/40	1,902,617	0.1
10,579,997	^	Freddie Mac REMIC Trust 4386 LS, 4.941%, 09/15/44	1,986,894	0.1
10,328,105		Freddie Mac Series 4348 ZX, 4.250%, 06/15/44	11,116,978	0.3
880,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 5.466%, 11/25/23	982,973	0.0
6,130,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.816%, 04/25/24	6,820,014	0.2
5,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.216%, 08/25/24	6,116,869	0.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 5.316%, 08/25/24	1,206,893	0.0
1,730,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	1,921,621	0.1
4,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.916%, 04/25/28	4,839,206	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,365,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.016%, 05/25/28	$6,206,773	0.2
2,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.766%, 07/25/28	2,480,282	0.1
6,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 5.016%, 03/25/29	7,047,882	0.2
2,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 4.666%, 10/25/29	2,432,274	0.1
3,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.766%, 08/25/29	3,704,354	0.1
2,050,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.809%, 12/25/29	2,056,321	0.1
1,433,963		Freddie Mac Structured Pass Through Certificates T-48 1A, 5.197%, 07/25/33	1,574,419	0.0
17,392	^	Ginnie Mae Series 2001-28 SV, 7.078%, 06/16/31	1,329	0.0
1,248,686	^	Ginnie Mae Series 2005-7 AH, 5.598%, 02/16/35	210,163	0.0
18,987,212	^	Ginnie Mae Series 2007-41 SL, 5.488%, 07/20/37	3,920,890	0.1
1,983,179	^	Ginnie Mae Series 2008-2 SW, 5.338%, 01/20/38	368,333	0.0
1,339,580	^	Ginnie Mae Series 2008-35 SN, 5.188%, 04/20/38	203,443	0.0
740,187	^	Ginnie Mae Series 2008-40 PS, 5.328%, 05/16/38	128,039	0.0
1,855,689	^	Ginnie Mae Series 2009-25 KS, 4.988%, 04/20/39	288,295	0.0
1,508,773		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	1,639,537	0.0
1,582,339		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	1,734,750	0.0
5,347,724	^	Ginnie Mae Series 2009-33 SN, 5.088%, 05/20/39	380,160	0.0
10,249,437		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/39	12,624,638	0.3
3,188,110		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/39	3,424,041	0.1
756,322	^	Ginnie Mae Series 2009-43 HS, 4.988%, 06/20/38	53,176	0.0
3,924,424	^	Ginnie Mae Series 2010-116 NS, 5.478%, 09/16/40	653,532	0.0
9,879,213	^	Ginnie Mae Series 2010-116 SK, 5.408%, 08/20/40	1,917,754	0.1
18,946,912	^	Ginnie Mae Series 2010-149 HS, 4.928%, 05/16/40	2,265,588	0.1
1,838,695	^	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/40	663,370	0.0
2,971,673	^	Ginnie Mae Series 2010-68 MS, 4.638%, 06/20/40	456,323	0.0
7,586,518	^	Ginnie Mae Series 2011-72 SA, 4.178%, 05/16/41	1,068,836	0.0
12,007,441	^	Ginnie Mae Series 2011-73 LS, 5.478%, 08/20/39	1,438,489	0.0
311,482		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	322,586	0.0
2,072,920	^	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/41	298,081	0.0
1,388,000		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/42	1,445,905	0.0
14,527,845	^	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/43	2,967,240	0.1
4,137,889	^	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/29	473,706	0.0
8,839,571	^	Ginnie Mae Series 2014-185 SB, 4.388%, 12/20/44	1,234,240	0.0
15,354,078	^	Ginnie Mae Series 2014-3 SU, 4.838%, 07/20/39	2,368,219	0.1
14,038,006	^	Ginnie Mae Series 2014-56 SP, 5.028%, 12/16/39	1,981,605	0.1
14,989,533	^	Ginnie Mae Series 2014-58 SG, 4.428%, 04/16/44	2,309,169	0.1
6,596		GSR Mortgage Loan Trust 2005-5F 8A1, 1.716%, 06/25/35	6,354	0.0
383,506		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/37	365,616	0.0
4,115,438		HarborView Mortgage Loan Trust 2007-5 A1A, 1.194%, 09/19/37	3,742,797	0.1
290,428		HomeBanc Mortgage Trust 2004-1 2A, 2.076%, 08/25/29	272,804	0.0
2,443,177		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.426%, 04/25/46	2,165,664	0.1
3,761,613		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.426%, 02/25/46	3,250,446	0.1
609,809	#	Jefferies Resecuritization Trust 2009-R6 1A2, 3.034%, 03/26/36	595,272	0.0
545,029		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/35	464,278	0.0
2,927,780		JP Morgan Mortgage Trust 2005-A4 B1, 3.480%, 07/25/35	2,622,272	0.1
19,474,343	^	Lehman Mortgage Trust 2006-7, 5.334%, 11/25/36	3,724,270	0.1
13,954,423	^	Lehman Mortgage Trust 2006-9, 5.404%, 01/25/37	2,918,029	0.1
1,889,956		Lehman XS Trust Series 2005-5N 1A2, 1.576%, 11/25/35	1,518,849	0.0
1,900,000	#	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	1,858,960	0.1
6,231,757		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	5,323,136	0.1
9,826,000		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 1.716%, 11/25/35	8,874,018	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
283,309		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	$268,201	0.0
122,052		Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 3.350%, 09/25/34	123,403	0.0
2,422,346		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 3.263%, 10/20/35	2,220,806	0.1
627,197		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.313%, 10/25/36	577,743	0.0
4,884,348		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.726%, 08/25/45	4,701,037	0.1
132,344,995	^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.136%, 08/25/45	4,732,578	0.1
688,220		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.937%, 10/25/36	664,996	0.0
1,574,449		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust 1A4, 2.708%, 11/25/36	1,506,786	0.0
1,842,866		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.812%, 12/25/36	1,616,217	0.0
4,260,509		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.812%, 12/25/36	3,723,700	0.1
2,436,731		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.808%, 12/25/36	2,313,965	0.1
2,599,490		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.887%, 08/25/46	2,395,470	0.1
3,421,908		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.953%, 12/25/36	3,265,384	0.1
778,296		WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.757%, 03/25/37	698,239	0.0
2,226,551		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.763%, 04/25/37	1,972,146	0.1
2,631,233		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.116%, 11/25/35	2,081,581	0.1
2,348,806		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	2,097,917	0.1
1,730,857		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/35	1,612,408	0.0
735,551		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	697,839	0.0
2,339,449		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 1.722%, 06/25/46	1,869,670	0.1
6,179,576		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.692%, 08/25/46	4,547,780	0.1
1,080,569		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.446%, 01/25/47	908,402	0.0
2,238,614		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 1.536%, 01/25/47	1,898,486	0.1
1,779,704		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.646%, 06/25/37	1,414,130	0.0
1,999,069		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/37	1,913,424	0.1
908,896		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.360%, 04/25/36	836,015	0.0

	Total Collateralized Mortgage Obligations (Cost $502,052,104)		514,258,298	12.3

ASSET-BACKED SECURITIES: 11.7%
		Automobile Asset-Backed Securities: 0.5%
1,600,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	1,607,760	0.0
1,280,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	1,286,661	0.0
400,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/21	402,676	0.0
1,960,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	1,966,768	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
1,890,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	$1,905,409	0.0
820,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	819,813	0.0
3,240,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	3,223,090	0.1
1,450,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	1,460,655	0.0
2,270,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	2,298,086	0.1
5,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	5,164,548	0.1
1,940,000	#	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	1,936,001	0.1
			22,071,467	0.5

		Home Equity Asset-Backed Securities: 0.6%
8,747,193		Freddie Mac Structured Pass Through Certificates T-31 A7, 1.274%, 05/25/31	8,686,034	0.2
4,868,616		GSAA Home Equity Trust 2006-4 4A3, 3.396%, 03/25/36	3,919,617	0.1
4,966,680		GSAA Trust 2006-7 AF2, 5.995%, 03/25/46	3,603,101	0.1
512,969		HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.924%, 12/25/36	436,746	0.0
2,193,486		Morgan Stanley Home Equity Loan Trust 2006-3 A3, 1.376%, 04/25/36	1,668,273	0.0
1,615,502		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 1.376%, 02/25/37	1,396,397	0.0
1,966,942		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 1.446%, 02/25/37	1,714,917	0.1
3,500,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	3,667,383	0.1
34,806		RASC Series Trust 2002-KS1 AIIB, 1.816%, 06/25/32	29,466	0.0
			25,121,934	0.6

		Other Asset-Backed Securities: 10.1%
2,000,000	#	1776 CLO Ltd. 2006-1A D, 2.929%, 05/08/20	2,006,704	0.0
3,485,646	#	AJAX Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	3,479,986	0.1
1,999,615	#	AJAX Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	2,000,977	0.0
7,600,000	#	ALM VII Ltd. 2012-7A A1R, 2.638%, 10/15/28	7,647,295	0.2
5,100,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.158%, 10/15/27	5,132,247	0.1
2,930,000	#	ALM VIII Ltd. 2013-8A A1R, 2.648%, 10/15/28	2,958,890	0.1
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,077,840	0.0
1,106,224	#,^	American Homes 4 Rent 2015-SFR1 XS, 4.225%, 04/17/52	–	–
1,076,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,148,003	0.0
1,250,000	#	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/45	1,336,857	0.0
6,980,167	#,^	American Homes 4 Rent 2015-SFR2 XS, 4.440%, 10/17/45	–	–
3,440,000	#	Apidos CLO XI 2012-11A BR, 3.108%, 01/17/28	3,450,895	0.1
1,170,000	#	Apidos CLO XIV 2013-14A D, 4.658%, 04/15/25	1,165,424	0.0
3,130,000	#	Apidos CLO XVII 2014-17A A2R, 3.008%, 04/17/26	3,130,172	0.1
5,420,000	#	Apidos CLO XVII 2014-17A BR, 3.658%, 04/17/26	5,419,946	0.1
3,860,000	#	Apidos Clo XXV 2016-25A A1, 2.616%, 10/20/28	3,871,904	0.1
4,350,000	#	Ares XXIX CLO Ltd. 2014-1A BR, 3.458%, 04/17/26	4,349,961	0.1
4,410,000	#	Ares XXXII CLO Ltd. 2014-32A BR, 3.432%, 11/15/25	4,409,916	0.1
33,244	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	33,307	0.0
3,970,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.506%, 04/25/26	3,970,472	0.1
7,600,000	#	Babson CLO Ltd. 2014-3A AR, 2.478%, 01/15/26	7,614,432	0.2
2,640,000	#	Babson CLO Ltd. 2014-3A C1R, 3.808%, 01/15/26	2,642,941	0.1
3,620,000	#	Babson CLO Ltd. 2014-IA BR, 3.356%, 07/20/25	3,620,036	0.1
1,650,000	#	Bain Capital Credit CLO 2017-1A A2, 4.130%, 07/20/30	1,650,000	0.0
3,890,000	#	Barings CLO Ltd. 2017-1A A2, 5.850%, 07/18/29	3,890,000	0.1
8,770,000	#	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.492%, 07/15/29	8,770,000	0.2
9,710,000	#	Benefit Street Partners CLO IV Ltd. 2014-IVA A1R, 2.646%, 01/20/29	9,736,703	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,190,000	#	Benefit Street Partners CLO X Ltd. 2016-10A A1, 2.648%, 01/15/29	$3,199,152	0.1
2,450,000	#	Birchwood Park CLO Ltd. 2014-1A C1R, 3.408%, 07/15/26	2,450,323	0.1
6,520,000	#	Blue Hill CLO Ltd. 2013-1A C1R, 3.558%, 01/15/26	6,519,941	0.2
4,080,000	#	BlueMountain CLO 2013-1A A2R, 3.056%, 01/20/29	4,092,415	0.1
4,350,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	4,354,302	0.1
4,070,000	#	BlueMountain CLO 2015-1A BR, 3.655%, 04/13/27	4,085,145	0.1
3,270,000	#	Burnham Park Clo Ltd. 2016-1A A, 2.586%, 10/20/29	3,295,983	0.1
3,480,000	#	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.320%, 07/27/26	3,486,553	0.1
6,380,000	#	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, 04/20/31	6,382,003	0.2
6,640,000	#	Cedar Funding II CLO Ltd. 2013-1A A1R, 2.519%, 06/09/30	6,640,000	0.2
4,300,000	#	Cedar Funding II CLO Ltd. 2013-1A CR, 3.639%, 06/09/30	4,300,000	0.1
3,500,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.406%, 07/23/30	3,499,958	0.1
9,680,000	#	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.352%, 10/20/28	9,764,516	0.2
4,700,000	#	Cent CLO 2014-22A A2AR, 3.129%, 11/07/26	4,700,771	0.1
37,149		Chase Funding Trust Series 2003-5 2A2, 1.816%, 07/25/33	36,095	0.0
2,150,000	#	CIFC Funding 2017-2A C Ltd., 3.450%, 04/20/30	2,149,983	0.1
2,750,000	#	CIFC Funding Ltd. 2014-4A C1R, 3.808%, 10/17/26	2,749,973	0.1
3,660,000	#	CIFC Funding Ltd. 2016-1A A, 2.636%, 10/21/28	3,672,312	0.1
11,950,000	#	CIFC Funding Ltd. 2017-1A A, 2.243%, 04/23/29	11,957,863	0.3
11,130,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.588%, 10/15/28	11,203,514	0.3
7,900,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	7,900,000	0.2
2,960,000	#	Dryden Senior Loan Fund 2014-31A CR, 3.258%, 04/18/26	2,959,976	0.1
2,100,000	#	Dryden Senior Loan Fund 2014-34A CR, 3.308%, 10/15/26	2,100,279	0.0
6,660,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	6,665,528	0.2
6,410,000	#	Dryden Senior Loan Fund 2017-47A C, 3.595%, 04/15/28	6,415,064	0.2
3,990,000	#	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	4,036,124	0.1
3,000,000	#	Flatiron CLO Ltd. 2013-1A A2R, 2.808%, 01/17/26	2,999,982	0.1
3,920,000	#	Flatiron CLO Ltd. 2013-1A BR, 3.508%, 01/17/26	3,919,965	0.1
1,500,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.558%, 04/19/21	1,500,074	0.0
2,817,831	#	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	2,888,277	0.1
2,633,612	#	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	2,722,100	0.1
2,500,000	#	Invitation Homes Trust 2014-SFR2 E, 4.151%, 06/17/32	2,532,712	0.1
1,500,000	#	Jay Park CLO Ltd. 2016-1A B, 3.556%, 10/20/27	1,499,984	0.0
1,800,000	#	Jimmy Johns Funding LLC 2017-1A A2I, 3.610%, 07/30/47	1,800,000	0.0
8,500,000	#	KKR CLO 9 AR Ltd., 2.457%, 07/15/30	8,500,000	0.2
5,400,000	#	LCM XXIII Ltd. 23A A1, 2.556%, 10/20/29	5,441,785	0.1
1,495,350	#	Madison Park Funding IV Ltd. 2007-4A E, 4.887%, 03/22/21	1,517,858	0.0
1,500,000	#	Madison Park Funding Ltd. 2007-6A D, 4.417%, 07/26/21	1,501,436	0.0
3,250,000	#	Madison Park Funding Ltd. 2007-6A E, 6.417%, 07/26/21	3,264,128	0.1
1,250,000	#	Madison Park Funding V Ltd. 2007-5A D, 4.698%, 02/26/21	1,251,149	0.0
2,900,000	#	Madison Park Funding XIII Ltd. 2014-13A CR, 3.308%, 01/19/25	2,900,078	0.1
5,400,000	#	Madison Park Funding XV Ltd. 2014-15A B1R, 3.370%, 01/27/26	5,400,086	0.1
33,366	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	33,466	0.0
696,593	#	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	699,064	0.0
1,600,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.732%, 02/15/26	1,604,574	0.0
9,470,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.567%, 03/17/30	9,491,743	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
5,520,000	#	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.533%, 07/15/29	$5,519,945	0.1
1,570,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.258%, 04/15/26	1,570,209	0.0
4,060,000	#	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.456%, 07/19/30	4,060,000	0.1
5,660,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.592%, 08/15/29	5,696,218	0.1
5,980,000	#	OHA Loan Funding Ltd. 2015-1A BR, 2.982%, 08/15/29	5,985,609	0.1
1,500,000	#	Palmer Square CLO 2013-1A CR Ltd., 4.282%, 05/15/25	1,499,955	0.0
6,000,000	#	Palmer Square CLO 2013-2A BR Ltd., 3.408%, 10/17/27	6,003,744	0.1
8,550,000	#	Palmer Square CLO 2015-1A BR Ltd., 3.722%, 05/21/29	8,549,803	0.2
2,190,000	#	Palmer Square CLO 2015-2A A1AR Ltd., 2.577%, 07/20/30	2,190,000	0.1
4,340,000	#	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, 07/20/30	4,340,000	0.1
1,040,000		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.188%, 01/25/36	1,033,393	0.0
4,000,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	4,040,090	0.1
4,000,000	#	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	4,120,582	0.1
7,830,000	#	Shackleton CLO Ltd. 2016-9A A, 2.656%, 10/20/28	7,907,901	0.2
1,500,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,569,838	0.0
3,901,674	#	SoFi Consumer Loan Program 2017-1 A, 3.280%, 01/26/26	3,954,236	0.1
6,550,000	#	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/26	6,627,781	0.2
5,345,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	5,394,891	0.1
7,320,000	#	Symphony CLO Ltd. 2012-9A AR, 2.472%, 10/16/28	7,399,554	0.2
3,120,000	#	Symphony CLO Ltd. 2016-18A B, 2.926%, 01/23/28	3,123,232	0.1
3,080,000	#	Symphony CLO XIV Ltd. 2014-14A C1R, 3.523%, 07/14/26	3,079,978	0.1
3,424,125	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	3,507,967	0.1
620,313	#	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/46	646,553	0.0
2,580,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.356%, 10/20/26	2,580,075	0.1
7,080,000	#	THL Credit Wind River 2017-2A A Clo Ltd., 2.544%, 07/20/30	7,080,000	0.2
11,090,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	11,099,671	0.3
6,000,000	#	THL Credit Wind River CLO Ltd. 2017-1A C, 3.334%, 04/18/29	5,999,922	0.1
2,640,000	#	Towd Point Mortgage Trust 2015-2 2B2, 4.225%, 11/25/57	2,796,379	0.1
9,030,000	#	Wind River CLO Ltd. 2016-2A A, 2.670%, 11/01/28	9,059,573	0.2
			421,038,241	10.1

		Student Loan Asset-Backed Securities: 0.5%
2,380,000	#	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/40	2,414,127	0.1
1,538,533	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	1,548,043	0.0
2,097,034	#	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	2,117,345	0.1
2,900,000	#	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/42	2,898,076	0.1
1,140,695	#	Earnest Student Loan Program 2016-A B LLC, 2.500%, 01/25/39	1,106,927	0.0
1,258,127	#	Earnest Student Loan Program 2016-B B, 4.810%, 09/25/36	1,261,162	0.0
1,008,747	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	994,505	0.0
1,200,000	#	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	1,175,847	0.0
2,002,732	#	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	2,007,157	0.0
4,100,000	#	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/41	4,136,743	0.1
2,400,000	#	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/40	2,395,064	0.1
			22,054,996	0.5

	Total Asset-Backed Securities (Cost $487,567,965)		490,286,638	11.7

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.2%
4,460,000	#	BAMLL Re-REMIC Trust 2014-FRR5 A502, 1.064%, 03/27/45	$4,415,815	0.1
1,990,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.676%, 06/10/49	2,015,092	0.1
1,240,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.887%, 02/10/51	1,237,792	0.0
92,840,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	3,990,198	0.1
2,320,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.200%, 06/11/41	2,454,000	0.1
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	765,514	0.0
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	762,381	0.0
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	747,631	0.0
3,520,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.964%, 02/13/42	3,547,686	0.1
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.964%, 02/13/42	1,985,703	0.1
80,598		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.279%, 10/12/42	81,448	0.0
590,544	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.897%, 04/12/38	597,255	0.0
2,192,158	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	2,219,319	0.1
25,536,213	^	CD 2016-CD1 Mortgage Trust XA, 1.575%, 08/10/49	2,474,709	0.1
45,113,000	#,^	CD 2016-CD1 Mortgage Trust XB, 0.818%, 08/10/49	2,546,611	0.1
34,317,779	^	CD 2017-CD4 XA Mortgage Trust XA, 1.486%, 05/10/50	3,260,838	0.1
4,139,000		Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.259%, 11/10/46	4,389,283	0.1
3,040,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/49	2,996,312	0.1
41,868,989	^	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.170%, 07/10/49	5,467,307	0.1
18,790,975	^	Citigroup Commercial Mortgage Trust 2016-P6 XA, 0.980%, 12/10/49	951,164	0.0
5,170,474	^	COMM 2012-CR1 XA, 2.060%, 05/15/45	383,071	0.0
30,965,830	^	COMM 2012-CR2 XA, 1.841%, 08/15/45	2,156,420	0.1
39,606,867	^	COMM 2012-CR4 XA, 2.035%, 10/15/45	2,579,801	0.1
27,260,000	#,^	COMM 2012-CR4 XB, 0.746%, 10/15/45	834,148	0.0
13,696,260	#,^	COMM 2012-LC4 XA, 2.387%, 12/10/44	1,023,457	0.0
4,240,000	#	COMM 2013-CR10 C, 4.948%, 08/10/46	4,394,236	0.1
35,138,910	^	COMM 2013-LC13 XA, 1.500%, 08/10/46	1,552,381	0.0
13,377,070	^	COMM 2013-LC6 XA, 1.804%, 01/10/46	658,580	0.0
140,990,169	#,^	COMM 2015-PC1 XA, 0.912%, 07/10/50	5,504,425	0.1
920,000		COMM 2016-COR1 C, 4.542%, 10/10/49	921,827	0.0
70,124,149	^	COMM 2016-CR28 XA, 0.374%, 02/10/49	2,914,780	0.1
27,553	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	27,480	0.0
642,500	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E, 5.736%, 05/15/36	653,648	0.0
900,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.490%, 05/15/36	944,438	0.0
1,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	999,029	0.0
4,460,000	#	DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	3,622,443	0.1
2,840,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	2,997,530	0.1
16,840,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.438%, 08/25/20	2,475,446	0.1
27,973,945	^	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.793%, 11/25/44	3,946,676	0.1
43,665,530	^	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.367%, 04/25/21	1,700,432	0.0
31,490,842	^	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.570%, 05/25/22	1,804,217	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
20,890,903	^	Freddie Mac Multifamily Structured Pass Through Certificates K021 X3, 2.035%, 07/25/40	$1,825,750	0.1
34,007,167	^	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/18	540,282	0.0
28,690,323	^	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.658%, 12/25/18	485,165	0.0
44,327,185	^	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.643%, 03/25/19	931,509	0.0
43,566,006	^	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.810%, 07/25/19	1,130,568	0.0
54,328,389	^	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.454%, 11/25/19	1,281,721	0.0
40,000,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K717 X3, 1.681%, 11/25/42	2,552,220	0.1
20,882,401	^	Freddie Mac Multifamily Structured Pass Through Certificates KS06 X, 1.213%, 08/25/26	1,495,823	0.0
25,000,000	^	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.896%, 08/25/39	2,555,458	0.1
217,593,262	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	767,147	0.0
3,400,000	#	GS Mortgage Securities Trust 2010-C2 D, 5.356%, 12/10/43	3,443,896	0.1
3,000,000	#	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	2,878,897	0.1
2,710,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	2,413,130	0.1
24,866,498	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.429%, 05/10/45	1,824,286	0.0
68,858,353	^	GS Mortgage Securities Trust 2013-GC16 XA, 1.588%, 11/10/46	3,230,421	0.1
83,513,268	^	GS Mortgage Securities Trust 2016-GS4 XA, 0.722%, 11/10/49	3,267,323	0.1
341,982	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.951%, 05/15/41	344,531	0.0
1,810,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	1,742,572	0.0
5,699,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 K, 4.733%, 01/12/39	5,331,260	0.1
17,385,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.424%, 12/15/47	293,966	0.0
2,025,443	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	2,004,206	0.1
399,657	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.758%, 10/15/37	398,631	0.0
1,320,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.510%, 06/12/41	1,344,978	0.0
4,950,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	4,986,152	0.1
2,400,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.719%, 07/15/46	2,473,197	0.1
1,327,527	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,328,927	0.0
92,145,448	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.826%, 06/15/45	4,848,380	0.1
77,648,980	^	JPMBB Commercial Mortgage Securities Trust 2013-C12, 0.808%, 07/15/45	1,786,361	0.0
20,771,434	^	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.331%, 04/15/47	666,782	0.0
1,667,863	^	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.330%, 10/15/48	97,697	0.0
19,790,000	^	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.332%, 07/15/50	1,631,157	0.0
533,786	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.838%, 02/15/40	533,278	0.0
1,860,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.938%, 02/15/40	1,841,779	0.1
67,259		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	68,302	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	1,730,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	$1,733,804	0.0
	1,130,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	1,125,092	0.0
	2,000,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 H, 5.350%, 09/15/40	1,973,105	0.1
	5,000,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	5,051,767	0.1
	756,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.062%, 06/15/38	756,117	0.0
	5,228,766	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.908%, 11/15/38	11,417	0.0
	57,021,174	#,^	LSTAR Commercial Mortgage Trust 2017-5 X, 1.393%, 03/10/50	3,183,447	0.1
	60,034		Merrill Lynch Mortgage Investors Trust Series 1997-C2 F, 6.250%, 12/10/29	59,854	0.0
	1,550,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.846%, 08/15/45	1,559,114	0.0
	109,652,556	^	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.288%, 12/15/47	5,755,992	0.1
	2,510,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 4.990%, 02/15/47	2,295,124	0.1
	3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.608%, 08/15/47	2,966,777	0.1
	5,530,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/47	4,018,752	0.1
	6,000,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 D, 4.300%, 03/15/48	5,036,944	0.1
	9,994,443	^	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33 XA, 1.611%, 05/15/50	954,226	0.0
	4,251,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.375%, 10/15/42	4,166,988	0.1
	3,090,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	3,316,609	0.1
	1,300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	1,387,582	0.0
	15,684	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	15,649	0.0
	423,081	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.830%, 07/15/33	440,192	0.0
	2,890,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	2,816,640	0.1
	2,646,481		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.033%, 05/15/43	2,642,191	0.1
	24,586,405	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.154%, 10/15/45	1,871,672	0.1
	42,305,313	^	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.161%, 07/15/48	5,550,804	0.1
	15,095,045	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.069%, 08/15/45	1,146,701	0.0
	13,396,941	#,^	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.233%, 11/15/45	953,679	0.0
	49,178,674	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	2,508,944	0.1
	74,274,175	^	WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.108%, 09/15/46	2,495,115	0.1

		Total Commercial Mortgage-Backed Securities (Cost $216,042,981)		217,140,573	5.2

FOREIGN GOVERNMENT BONDS: 3.8%
	4,975,000		Argentine Republic Government International Bond, 6.875%, 01/26/27	5,156,587	0.1
	9,160,000		Argentine Republic Government International Bond, 6.875%, 04/22/21	9,837,840	0.2
CLP	2,630,000,000		Bonos Tesoreria Pesos, 4.500%, 02/28/21	4,144,741	0.1
BRL	10,240,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/19	3,137,191	0.1
BRL	23,892,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	7,222,157	0.2
BRL	26,035,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	7,773,030	0.2
	1,968,000		Brazilian Government International Bond, 2.625%, 01/05/23	1,827,780	0.1
	2,500,000		Brazilian Government International Bond, 6.000%, 04/07/26	2,703,750	0.1
	1,062,000		Colombia Government International Bond, 2.625%, 03/15/23	1,038,105	0.0
	1,500,000	L	Colombia Government International Bond, 3.875%, 04/25/27	1,515,375	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	760,000	L	Colombia Government International Bond, 8.125%, 05/21/24	$971,090	0.0
COP	21,119,500,000		Colombian TES, 11.000%, 07/24/20	8,010,321	0.2
	350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	342,562	0.0
	400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	469,000	0.0
	2,500,000		Croatia Government International Bond, 5.500%, 04/04/23	2,738,263	0.1
	272,000		Croatia Government International Bond, 6.375%, 03/24/21	302,581	0.0
	300,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	311,250	0.0
	270,000		Dominican Republic International Bond, 5.875%, 04/18/24	285,455	0.0
	300,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	331,125	0.0
	2,150,000		Dominican Republic International Bond, 6.875%, 01/29/26	2,410,687	0.1
	250,000	#	Egypt Government International Bond, 5.875%, 06/11/25	245,000	0.0
	2,700,000		Egypt Government International Bond, 6.125%, 01/31/22	2,762,667	0.1
	232,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	209,380	0.0
	290,380	#	Gabonese Republic, 6.375%, 12/12/24	283,478	0.0
HUF	2,820,500,000		Hungary Government Bond, 7.500%, 11/12/20	12,743,362	0.3
	2,506,000		Hungary Government International Bond, 5.375%, 02/21/23	2,792,423	0.1
	416,000		Hungary Government International Bond, 7.625%, 03/29/41	621,334	0.0
	1,500,000		Indonesia Government International Bond, 4.125%, 01/15/25	1,550,372	0.0
	600,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	620,149	0.0
	2,750,000	#	Indonesia Government International Bond, 4.350%, 01/08/27	2,871,192	0.1
IDR	28,498,000,000		Indonesia Treasury Bond, 8.375%, 09/15/26	2,363,875	0.1
	2,715,580		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,615,443	0.1
	600,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	599,190	0.0
	2,100,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	2,285,273	0.1
	1,000,000	#	Kazakhstan Government International Bond, 5.125%, 07/21/25	1,088,225	0.0
	955,000		Lebanon Government International Bond, 6.000%, 01/27/23	950,975	0.0
	1,150,000		Lebanon Government International Bond, 6.100%, 10/04/22	1,154,657	0.0
	400,000		Mexico Government International Bond, 4.000%, 10/02/23	419,220	0.0
	2,250,000		Morocco Government International Bond, 4.250%, 12/11/22	2,361,825	0.1
	600,000	#	Morocco Government International Bond, 4.250%, 12/11/22	629,820	0.0
	850,000		Namibia International Bonds, 5.500%, 11/03/21	918,497	0.0
	1,325,000		Panama Government International Bond, 3.875%, 03/17/28	1,361,437	0.0
	693,000		Panama Government International Bond, 6.700%, 01/26/36	895,702	0.0
	1,900,000	L	Peruvian Government International Bond, 4.125%, 08/25/27	2,075,750	0.1
	1,380,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	1,406,709	0.0
	1,500,000		Republic of Poland Government International Bond, 4.000%, 01/22/24	1,606,698	0.0
	534,375		Republic of Angola Via Northern Lights III BV, 7.000%, 08/17/19	551,299	0.0
ARS	21,200,000		Republic of Argentina, 18.200%, 10/03/21	1,350,661	0.0
ARS	21,200,000		Republic of Argentina, 21.200%, 09/19/18	1,284,559	0.0
	600,000		Republic of Paraguay, 4.625%, 01/25/23	628,110	0.0
	600,000	#	Republic of Paraguay, 4.625%, 01/25/23	628,110	0.0
RON	8,600,000		Romania Government Bond, 5.850%, 04/26/23	2,483,768	0.1
	1,602,000		Romanian Government International Bond, 4.375%, 08/22/23	1,701,845	0.0
	136,000	#	Romanian Government International Bond, 4.375%, 08/22/23	144,476	0.0
	6,400,000		Russian Federal Bond - OFZ, 4.750%, 05/27/26	6,690,720	0.2
RUB	272,530,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	4,474,852	0.1
RUB	276,740,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	4,528,611	0.1
RUB	424,870,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	7,128,595	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
RUB	164,590,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	$2,701,537	0.1
	1,250,000		South Africa Government International Bond, 4.300%, 10/12/28	1,170,929	0.0
	350,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	363,284	0.0
	1,100,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	1,161,517	0.0
	380,002		Tanzania Government International Bond, 7.421%, 03/09/20	398,888	0.0
	800,000		Turkey Government International Bond, 4.875%, 10/09/26	790,634	0.0
	200,000		Turkey Government International Bond, 6.250%, 09/26/22	217,726	0.0
	2,083,000		Turkey Government International Bond, 7.375%, 02/05/25	2,416,211	0.1
	2,726,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	2,739,655	0.1
	2,300,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,455,250	0.1
	253,970		Uruguay Government International Bond, 7.625%, 03/21/36	344,129	0.0
	341,643		Uruguay Government International Bond, 8.000%, 11/18/22	418,513	0.0
UYU	115,000,000		Uruguay Government International Bond, 9.875%, 06/20/22	4,163,769	0.1
	475,000		Vietnam Government International Bond, 6.750%, 01/29/20	518,805	0.0
	300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	281,674	0.0

		Total Foreign Government Bonds (Cost $155,138,656)		159,699,670	3.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.2%
			Federal Home Loan Mortgage Corporation: 7.7%##
	1,582,392		2.500%, due 05/01/30	1,594,698	0.0
	1,293,219		2.500%, due 05/01/30	1,303,647	0.0
	2,083,478		2.500%, due 06/01/30	2,099,524	0.0
	11,794,000	W	3.000%, due 08/01/29	12,098,525	0.3
	24,502,000	W,Z	3.000%, due 08/01/44	24,412,032	0.6
	2,924,167		3.000%, due 03/01/45	2,934,317	0.1
	3,161,410		3.000%, due 03/01/45	3,166,695	0.1
	7,447,352		3.000%, due 04/01/45	7,473,200	0.2
	7,553,557		3.000%, due 04/01/45	7,566,185	0.2
	11,430,829		3.500%, due 01/01/45	11,789,292	0.3
	4,153,196		3.500%, due 03/01/45	4,286,521	0.1
	150,633,000	W	3.500%, due 08/01/45	154,477,172	3.7
	10,331		3.625%, due 05/01/37	10,936	0.0
	1,665,795		4.000%, due 10/01/41	1,759,861	0.0
	2,621,919		4.000%, due 12/01/41	2,769,959	0.1
	3,371,424		4.000%, due 08/01/44	3,550,030	0.1
	39,863,000	W	4.000%, due 08/01/44	41,847,270	1.0
	2,333,369		4.000%, due 07/01/45	2,456,983	0.1
	8,258,563		4.000%, due 09/01/45	8,696,071	0.2
	4,508,971		4.000%, due 09/01/45	4,747,840	0.1
	5,641,039		4.000%, due 09/01/45	5,939,881	0.1
	0		4.000%, due 11/01/45	–	–
	6,120,286		4.000%, due 05/01/46	6,444,516	0.1
	1,373,318		4.500%, due 08/01/41	1,477,272	0.0
	1,610,743		4.500%, due 09/01/41	1,731,871	0.0
	1,413,479		4.500%, due 10/01/41	1,519,389	0.0
	2,114,876		4.500%, due 03/01/44	2,282,458	0.1
	177,545		5.000%, due 01/01/41	193,386	0.0
	2,070,085		5.000%, due 04/01/41	2,276,554	0.1
	49,687		5.500%, due 07/01/37	55,740	0.0
	2,665,165		5.500%, due 11/01/38	2,985,717	0.1
	4,969		6.000%, due 12/01/28	5,587	0.0
	18,781		6.000%, due 01/01/29	21,117	0.0
	9,375		6.500%, due 01/01/24	10,368	0.0
	8,889		6.500%, due 12/01/31	9,963	0.0
	820,241		6.500%, due 09/01/34	922,988	0.0
	6,305		7.000%, due 03/01/32	7,252	0.0
				324,924,817	7.7

			Federal National Mortgage Association: 10.0%##
	2,629,828		2.500%, due 05/01/30	2,653,691	0.1
	3,945,790		2.500%, due 06/01/30	3,981,636	0.1
	5,838,179		2.500%, due 06/01/30	5,891,213	0.1
	2,425,680		2.500%, due 07/01/30	2,447,724	0.1
	18,700,000	W	2.500%, due 07/01/30	18,798,613	0.5
	188,615		2.737%, due 07/01/35	199,623	0.0
	3,437,774		3.000%, due 08/01/30	3,533,616	0.1
	2,094,409		3.000%, due 09/01/30	2,154,058	0.1
	6,086,757		3.000%, due 04/01/43	6,114,441	0.2
	4,665,965		3.000%, due 07/01/43	4,686,246	0.1
	1,283,875		3.000%, due 08/01/43	1,293,411	0.0
	1,113,582		3.000%, due 09/01/43	1,118,641	0.0
	11,140,000	W	3.000%, due 08/01/44	11,108,622	0.3
	15,526,796		3.000%, due 04/01/45	15,569,797	0.4
	2,992,334		3.000%, due 08/01/46	3,000,109	0.1
	1,527,074		3.000%, due 11/01/46	1,531,084	0.0
	8,102,636		3.500%, due 10/01/42	8,356,788	0.2
	2,583,288		3.500%, due 04/01/43	2,668,853	0.1
	8,125,214		3.500%, due 08/01/43	8,394,186	0.2
	4,934,848		3.500%, due 03/01/44	5,098,134	0.1
	587,888		3.500%, due 01/01/46	607,383	0.0
	436,722		3.500%, due 02/01/46	451,213	0.0
	859,919		3.500%, due 02/01/46	888,451	0.0
	184,150,000	W	3.500%, due 08/01/46	188,831,238	4.5
	776,634		4.000%, due 03/01/42	819,888	0.0
	2,953,601		4.000%, due 07/01/42	3,116,646	0.1
	497,510		4.000%, due 07/01/42	525,220	0.0
	2,955,948		4.000%, due 07/01/42	3,119,840	0.1
	1,689,793		4.000%, due 09/01/43	1,794,461	0.0
	23,838,419		4.000%, due 01/01/45	25,476,719	0.6
	3,098,745		4.000%, due 01/01/45	3,260,448	0.1
	2,294,170		4.000%, due 03/01/45	2,413,887	0.1
	23,753,012		4.000%, due 05/01/45	24,992,521	0.6
	3,826,187		4.000%, due 06/01/45	4,043,938	0.1
	1,510,000	W	4.000%, due 08/01/45	1,584,822	0.0
	3,061,843		4.250%, due 11/01/43	3,277,117	0.1
	698,419		4.500%, due 11/01/40	755,963	0.0
	5,904,914		4.500%, due 11/01/40	6,388,037	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
353,438		4.500%, due 11/01/40	$382,454	0.0
11,506		4.500%, due 12/01/40	12,454	0.0
5,880		4.500%, due 12/01/40	6,359	0.0
10,318		4.500%, due 01/01/41	11,167	0.0
12,941		4.500%, due 01/01/41	14,006	0.0
1,025,481		4.500%, due 10/01/41	1,109,646	0.0
207,168		5.000%, due 06/01/33	227,378	0.0
32,788		5.000%, due 09/01/33	35,990	0.0
119,062		5.000%, due 11/01/33	130,680	0.0
40,582		5.000%, due 03/01/34	44,426	0.0
25,133		5.000%, due 03/01/34	27,585	0.0
263,123		5.000%, due 02/01/35	288,838	0.0
10,404		5.000%, due 06/01/35	11,427	0.0
183,067		5.000%, due 06/01/35	200,518	0.0
428,635		5.000%, due 07/01/35	470,656	0.0
103,597		5.000%, due 07/01/35	113,788	0.0
650,271		5.000%, due 08/01/35	714,273	0.0
40,464		5.000%, due 10/01/35	44,270	0.0
929,552		5.000%, due 10/01/35	1,021,141	0.0
483,199		5.000%, due 02/01/36	530,774	0.0
7,290		5.000%, due 03/01/36	8,010	0.0
94,176		5.000%, due 03/01/36	103,437	0.0
16,154		5.000%, due 05/01/36	17,721	0.0
10,120		5.000%, due 06/01/36	11,114	0.0
360,964		5.000%, due 07/01/36	396,311	0.0
498,384		5.000%, due 07/01/37	547,267	0.0
289,868		5.000%, due 11/01/40	317,882	0.0
122,923		5.000%, due 05/01/41	134,555	0.0
604,415		5.000%, due 06/01/41	661,612	0.0
392,833		5.000%, due 06/01/41	430,004	0.0
24,417,617		5.000%, due 08/01/56	26,961,969	0.6
257,828		5.500%, due 03/01/37	288,744	0.0
260,141		5.500%, due 06/01/39	291,165	0.0
2,485,361		5.500%, due 10/01/39	2,775,063	0.1
2,244		6.000%, due 10/01/18	2,275	0.0
84,383		6.000%, due 09/01/36	94,933	0.0
449,358		6.000%, due 05/01/38	479,728	0.0
1,162		6.500%, due 02/01/28	1,285	0.0
206		6.500%, due 09/01/31	228	0.0
654		6.500%, due 09/01/31	724	0.0
18,737		6.500%, due 11/01/31	20,783	0.0
8,541		6.500%, due 04/01/32	9,453	0.0
4,877		6.500%, due 08/01/32	5,399	0.0
2,080		6.500%, due 08/01/32	2,321	0.0
16,469		6.500%, due 02/01/33	18,221	0.0
12,506		7.000%, due 12/01/27	13,024	0.0
3,458		7.000%, due 10/01/31	3,824	0.0
4,457		7.000%, due 03/01/32	5,019	0.0
1,976		7.500%, due 09/01/30	2,372	0.0
1,554		7.500%, due 10/01/30	1,557	0.0
5,745		7.500%, due 09/01/31	6,691	0.0
17,985		7.500%, due 02/01/32	20,330	0.0
			419,979,129	10.0

		Government National Mortgage Association: 5.5%
13,213,000	W	3.000%, due 07/01/44	13,347,194	0.3
107,310,000	W	3.500%, due 07/01/44	111,158,065	2.7
22,375,537		3.500%, due 07/20/46	23,207,557	0.6
22,399,490		3.500%, due 09/20/46	23,232,400	0.6
496,785		4.000%, due 11/20/40	524,257	0.0
28,780,000	W	4.000%, due 07/01/44	30,286,452	0.7
2,946,721		4.000%, due 03/20/46	3,114,911	0.1
588,320		4.500%, due 10/15/39	642,208	0.0
406,337		4.500%, due 11/15/39	443,604	0.0
447,137		4.500%, due 11/15/39	488,513	0.0
139,514		4.500%, due 12/15/39	152,331	0.0
134,050		4.500%, due 08/20/41	144,105	0.0
18,630,000	W	4.500%, due 07/01/44	19,803,108	0.5
703,322		5.140%, due 10/20/60	734,115	0.0
1,063,344		5.310%, due 10/20/60	1,106,500	0.0
492,945		5.500%, due 03/20/60	514,973	0.0
			228,900,293	5.5

	Total U.S. Government Agency Obligations (Cost $978,732,949)		973,804,239	23.2

U.S. TREASURY OBLIGATIONS: 20.8%
		U.S. Treasury Bonds: 2.9%
117,219,000		3.000%, due 02/15/47	121,152,284	2.9

		U.S. Treasury Notes: 17.9%
84,000	L	1.250%, due 05/31/19	83,808	0.0
177,124,000		1.250%, due 06/30/19	176,660,466	4.2
186,944,000		1.500%, due 06/15/20	186,681,157	4.5
170,659,000		1.750%, due 06/30/22	169,559,103	4.0
192,896,000		2.000%, due 06/30/24	191,170,545	4.6
25,702,000		2.375%, due 05/15/27	25,871,685	0.6
			750,026,764	17.9

	Total U.S. Treasury Obligations (Cost $870,502,169)		871,179,048	20.8

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
		Utilities: 0.1%
241,500	@,P	SCE Trust VI	6,003,690	0.1

	Total Preferred Stock (Cost $6,037,500)		6,003,690	0.1

	Total Long-Term Investments (Cost $4,478,862,181)		4,521,569,312	107.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.3%
		Corporate Bonds/Notes: 0.3%
3,158,000	#	Barclays Bank PLC, 6.050%, 12/04/17	3,212,892	0.1
4,567,000		Discover Bank, 2.000%, 02/21/18	4,573,376	0.1
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,767,204	0.0
1,019,000		FirstEnergy Corp., 2.750%, 03/15/18	1,025,663	0.0
1,763,000	#	HBOS PLC, 6.750%, 05/21/18	1,834,158	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Corporate Bonds/Notes (continued)
966,000	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	$968,610	0.0
		13,381,903	0.3

	U.S. Government Agency Obligations: 0.0%
2,157	Fannie Mae, 5.500%, 02/01/18	2,169	0.0
22	Fannie Mae, 6.000%, 11/01/17	22	0.0
701	Fannie Mae, 6.000%, 09/01/17	701	0.0
		2,892	0.0

	Securities Lending Collateralcc: 0.8%
703,690	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $703,754, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $717,764, due 07/28/17-09/09/49)	703,690	0.0
7,603,707	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $7,604,426, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,755,781, due 07/15/17-05/20/67)	7,603,707	0.2
7,140,061	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $7,140,736, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,282,862, due 07/13/17-12/01/51)	7,140,061	0.2
856,545	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $856,620, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $873,677, due 07/15/17-01/15/37)	856,545	0.0
420,697	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $420,740, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $429,113, due 07/07/17-01/15/30)	420,697	0.0
7,603,707	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $7,604,457, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $7,755,781, due 08/15/21-09/09/49)	7,603,707	0.2
7,603,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $7,604,512, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,755,752, due 01/15/19-02/15/46)	7,603,700	0.2
		31,932,107	0.8

	Collateralized Mortgage Obligations: 0.0%
27,341	Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17
	(Cost $27,039)	27,458	0.0

	U.S. Treasury Obligations: 3.2%
136,657,000	United States Treasury Note, 0.625%, 06/30/18
	(Cost $135,875,825)	135,797,564	3.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Foreign Government Bonds: 0.0%
630,000	# Serbia International Bond, 5.250%, 11/21/17
	(Cost $624,551)	$637,983	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
124,920,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $124,920,000)	124,920,000	3.0

	Total Short-Term Investments (Cost $306,696,599)	306,699,907	7.3

	Total Investments in Securities (Cost $4,785,558,780)	$4,828,269,219	115.1
	Liabilities in Excess of Other Assets	(634,660,594)	(15.1)
	Net Assets	$4,193,608,625	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
HUF	Hungarian Forint
IDR	Indonesian Rupiah
RON	Romanian New Leu
RUB	Russian Ruble
UYU	Uruguayan Peso Uruguayo

Cost for federal income tax purposes is $4,786,403,547.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,238,504
Gross Unrealized Depreciation	(26,372,832)

Net Unrealized Appreciation	$41,865,672

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Preferred Stock	$6,003,690	$–	$–	$6,003,690
Corporate Bonds/Notes	–	1,289,197,156	–	1,289,197,156
Collateralized Mortgage Obligations	–	514,258,298	–	514,258,298
Short-Term Investments	124,920,000	181,779,907	–	306,699,907
U.S. Treasury Obligations	–	871,179,048	–	871,179,048
Commercial Mortgage-Backed Securities	–	217,140,573	–	217,140,573
Asset-Backed Securities	–	486,396,638	3,890,000	490,286,638
U.S. Government Agency Obligations	–	973,804,239	–	973,804,239
Foreign Government Bonds	–	159,699,670	–	159,699,670
Total Investments, at fair value	$130,923,690	$4,693,455,529	$3,890,000	$4,828,269,219
Other Financial Instruments+
Centrally Cleared Swaps	–	13,987,423	–	13,987,423
Forward Foreign Currency Contracts	–	2,051,307	–	2,051,307
Futures	4,225,698	–	–	4,225,698
Total Assets	$135,149,388	$4,709,494,259	$3,890,000	$4,848,533,647
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(5,615,399)	$–	$(5,615,399)
Forward Foreign Currency Contracts	–	(1,061,783)	–	(1,061,783)
Futures	(535,487)	–	–	(535,487)
Total Liabilities	$(535,487)	$(6,677,182)	$–	$(7,212,669)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 724,780	BRL 2,292,842	Barclays Bank PLC	08/11/17	$38,533
USD 28,530	CLP 19,112,566	Barclays Bank PLC	08/11/17	(230)
USD 242,594	COP 712,581,060	Barclays Bank PLC	08/11/17	10,092
BRL 1,686,288	USD 508,451	Barclays Bank PLC	08/11/17	(3,746)
USD 491,657	RUB 28,170,225	Citibank N.A.	07/14/17	15,024
USD 2,451,121	RON 10,430,012	Citibank N.A.	07/14/17	(162,897)
RON 404,580	USD 99,638	Citibank N.A.	07/14/17	1,760
RUB 12,328,836	USD 214,915	Citibank N.A.	07/14/17	(6,314)
USD 208,202	HUF 57,677,484	Citibank N.A.	07/14/17	(5,188)
USD 19,720,940	BRL 62,278,727	Citibank N.A.	08/11/17	1,080,940
USD 4,100,473	CLP 2,748,956,795	Citibank N.A.	08/11/17	(36,103)
USD 8,919,245	COP 26,049,992,674	Citibank N.A.	08/11/17	419,627
USD 2,348,279	IDR 31,520,954,038	Citibank N.A.	09/22/17	4,224
USD 19,382,006	RUB 1,117,349,373	HSBC Bank USA N.A.	07/14/17	476,729
USD 12,106,595	HUF 3,501,321,862	HSBC Bank USA N.A.	07/14/17	(847,305)
USD 168,975	RUB 9,728,119	JPMorgan Chase Bank N.A.	07/14/17	4,378
				$989,524

At June 30, 2017, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	776	07/19/17	$9,564,200	$(318,164)
U.S. Treasury 10-Year Note	539	09/20/17	67,661,344	(122,713)
U.S. Treasury 2-Year Note	400	09/29/17	86,443,752	(94,610)
U.S. Treasury Long Bond	53	09/20/17	8,145,438	74,017

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond	418	09/20/17	$69,335,750	$1,246,633
			$241,150,484	$785,163
Short Contracts
Euro-Bund	(663)	09/07/17	(122,575,565)	2,296,016
U.S. Treasury 5-Year Note	(2,100)	09/29/17	(247,455,474)	579,108
U.S. Treasury Ultra 10-Year Note	(1,644)	09/20/17	(221,631,750)	29,924
			$(591,662,789)	$2,905,048

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	1.036%	10/13/2018	USD	42,311,000	$(250,069)	$(250,069)
Pay	3-month USD-LIBOR	1.460	10/13/2020	USD	151,804,000	(1,543,330)	(1,543,330)
Pay	3-month USD-LIBOR	2.126	03/10/2026	USD	97,984,000	(1,850,151)	(1,850,151)
Pay	3-month USD-LIBOR	2.312	12/05/2026	USD	93,230,000	370,812	370,812
Pay	3-month USD-LIBOR	2.255	12/06/2026	USD	73,721,000	(66,632)	(66,632)
Pay	3-month USD-LIBOR	2.330	05/08/2027	USD	57,501,000	225,591	225,591
Pay	3-month USD-LIBOR	2.332	05/08/2027	USD	38,346,000	159,396	159,396
Pay	3-month USD-LIBOR	2.372	10/13/2030	USD	38,344,000	(180,902)	(180,902)
Pay	3-month USD-LIBOR	2.510	10/13/2035	USD	31,365,000	9,895	9,895
Pay	3-month USD-LIBOR	2.593	10/13/2040	USD	24,606,000	196,883	196,883
Receive	3-month USD-LIBOR	1.036	10/13/2018	USD	42,083,000	248,453	248,453
Receive	3-month USD-LIBOR	1.668	10/30/2019	USD	162,439,000	(47,805)	(47,805)
Receive	3-month USD-LIBOR	1.780	10/13/2022	USD	45,684,000	467,630	467,630
Receive	3-month USD-LIBOR	1.619	06/27/2026	USD	14,380,000	742,973	742,974
Receive	3-month USD-LIBOR	1.621	06/27/2026	USD	14,380,000	740,595	740,595
Receive	3-month USD-LIBOR	1.622	06/27/2026	USD	14,380,000	739,405	739,405
Receive	3-month USD-LIBOR	1.625	06/27/2026	USD	8,455,000	432,580	432,580
Receive	3-month USD-LIBOR	1.646	06/27/2026	USD	14,380,000	710,265	710,265
Receive	3-month USD-LIBOR	1.902	06/28/2026	USD	97,984,000	2,938,775	2,938,775
Receive	3-month USD-LIBOR	1.538	09/22/2026	USD	3,367,452	204,481	204,481
Receive	3-month USD-LIBOR	1.539	09/22/2026	USD	22,754,000	1,380,531	1,380,531
Receive	3-month USD-LIBOR	1.546	09/22/2026	USD	4,489,000	269,888	269,888
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD	22,434,000	1,325,996	1,325,996
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD	22,438,000	1,325,283	1,325,283
Receive	3-month USD-LIBOR	1.562	09/22/2026	USD	25,493,548	1,497,990	1,497,990
Receive	3-month USD-LIBOR	2.387	01/15/2027	USD	24,456,000	(245,375)	(217,552)
Receive	3-month USD-LIBOR	2.429	01/15/2027	USD	27,941,000	(382,680)	(349,914)
Receive	3-month USD-LIBOR	2.431	01/15/2027	USD	22,369,000	(309,683)	(283,419)
Receive	3-month USD-LIBOR	2.440	01/15/2027	USD	20,788,000	(304,654)	(280,086)
Receive	3-month USD-LIBOR	2.619	10/13/2045	USD	45,865,000	(545,539)	(545,539)
						$8,260,602	$8,372,024

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
RON	-	Romanian New Leu
RUB	-	Russian Ruble
USD	-	United States Dollar

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,051,307
Interest rate contracts	Futures contracts	4,225,698
Interest rate contracts	Interest rate swaps*	13,987,423
Total Asset Derivatives		$20,264,428

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,061,783
Equity contracts	Futures contracts	318,164
Interest rate contracts	Futures contracts	217,323
Interest rate contracts	Interest rate swaps*	5,615,399
Total Liability Derivatives		$7,212,669

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	Barclays Bank PLC	Citibank N.A.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$48,625	$1,521,575	$476,729	$4,378	$2,051,307
Total Assets	$48,625	$1,521,575	$476,729	$4,378	$2,051,307

Liabilities:
Forward foreign currency contracts	$3,976	$210,502	$847,305	$-	$1,061,783
Total Liabilities	$3,976	$210,502	$847,305	$-	$1,061,783

Net OTC derivative instruments by counterparty, at fair value	$44,649	$1,311,073	$(370,576)	$4,378	989,524

Total collateral pledged by the Fund/(Received from counterparty)	$-	$(1,311,073)	$-	$-	$(1,311,073)

Net Exposure(1)(2)	$44,649	$-	$(370,576)	$4,378	$(321,549)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At June 30, 2017, the Fund had received $1,460,000 in cash collateral from Citibank N.A.. Excess cash collateral is not shown for financial reporting purposes.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 49.7%
		Basic Materials: 1.6%
300,000		Huntsman International LLC, 4.875%, 11/15/20	$316,500	0.3
361,000		PPG Industries, Inc., 2.300%, 11/15/19	363,710	0.4
320,000		Sherwin-Williams Co/The, 2.250%, 05/15/20	320,913	0.3
300,000		Teck Resources Ltd., 4.750%, 01/15/22	312,000	0.3
300,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	322,500	0.3
			1,635,623	1.6

		Communications: 3.7%
537,000		AT&T, Inc., 2.300%, 03/11/19	540,426	0.5
195,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	201,634	0.2
236,000		Cisco Systems, Inc., 2.450%, 06/15/20	239,881	0.2
300,000		DISH DBS Corp., 5.125%, 05/01/20	313,875	0.3
180,000		eBay, Inc., 2.150%, 06/05/20	180,117	0.2
300,000	#	Gray Television, Inc., 5.125%, 10/15/24	303,750	0.3
300,000	#	SFR Group SA, 6.000%, 05/15/22	314,250	0.3
390,000		Orange SA, 1.625%, 11/03/19	386,836	0.4
246,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	249,181	0.2
400,000	#	Sky PLC, 2.625%, 09/16/19	402,938	0.4
300,000		Sprint Communications, Inc., 6.000%, 11/15/22	318,750	0.3
191,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	192,516	0.2
234,000		Walt Disney Co/The, 1.950%, 03/04/20	234,805	0.2
			3,878,959	3.7

		Consumer, Cyclical: 5.0%
317,000		American Honda Finance Corp., 2.000%, 02/14/20	317,793	0.3
410,000		American Honda Finance Corp., 2.250%, 08/15/19	413,626	0.4
84,000		AutoZone, Inc., 1.625%, 04/21/19	83,522	0.1
214,000	#	BMW US Capital LLC, 1.450%, 09/13/19	212,637	0.2
190,000		Costco Wholesale Corp., 2.150%, 05/18/21	190,155	0.2
207,000		CVS Health Corp., 2.250%, 08/12/19	208,361	0.2
320,000	#	Daimler Finance North America LLC, 2.300%, 01/06/20	321,119	0.3
300,000		Fiat Chrysler Automobiles NV, 4.500%, 04/15/20	308,625	0.3
250,000		Ford Motor Credit Co. LLC, 1.897%, 08/12/19	248,225	0.2
350,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	356,908	0.3
550,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	558,479	0.5
52,000		Newell Brands, Inc., 2.600%, 03/29/19	52,531	0.1
274,000		PACCAR Financial Corp., 1.750%, 08/14/18	274,905	0.3
207,000		Ralph Lauren Corp., 2.625%, 08/18/20	210,386	0.2
604,000		Southwest Airlines Co., 2.650%, 11/05/20	611,614	0.6
265,000		Southwest Airlines Co., 2.750%, 11/06/19	269,146	0.3
364,000		Toyota Motor Credit Corp., 1.550%, 10/18/19	362,539	0.3
160,000		Toyota Motor Credit Corp., 1.700%, 01/09/19	160,119	0.2
			5,160,690	5.0

		Consumer, Non-cyclical: 8.0%
340,000		Abbott Laboratories, 2.350%, 11/22/19	342,770	0.3
169,000		Abbott Laboratories, 2.800%, 09/15/20	171,754	0.2
624,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	625,657	0.6
211,000		AstraZeneca PLC, 1.750%, 11/16/18	211,222	0.2
220,000		AstraZeneca PLC, 1.950%, 09/18/19	220,651	0.2
92,000		AstraZeneca PLC, 2.375%, 11/16/20	92,566	0.1
280,000	#	BAT International Finance PLC, 2.750%, 06/15/20	283,836	0.3
380,000		Becton Dickinson and Co., 2.404%, 06/05/20	381,073	0.4
180,000		Cardinal Health, Inc., 1.948%, 06/14/19	180,271	0.2
45,000		Cardinal Health, Inc., 4.625%, 12/15/20	48,375	0.0
285,000		Celgene Corp., 2.125%, 08/15/18	286,185	0.3
300,000		Centene Corp., 4.750%, 05/15/22	314,625	0.3
240,000	#	Danone SA, 1.691%, 10/30/19	238,229	0.2
373,000	L	Gilead Sciences, Inc., 1.950%, 03/01/22	365,752	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
116,000	L	Hertz Corp., 6.750%, 04/15/19	$116,000	0.1
570,000		Kraft Heinz Foods Co., 2.000%, 07/02/18	571,588	0.5
234,000		Kroger Co., 2.000%, 01/15/19	233,880	0.2
432,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	432,399	0.4
188,000		Medtronic, Inc., 2.500%, 03/15/20	190,785	0.2
220,000		Molson Coors Brewing Co., 1.450%, 07/15/19	217,436	0.2
259,000		Moody's Corp., 2.750%, 12/15/21	261,414	0.2
267,000		Mylan NV, 2.500%, 06/07/19	269,270	0.3
79,000		Mylan NV, 3.150%, 06/15/21	80,435	0.1
300,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	312,000	0.3
117,000		PepsiCo, Inc., 1.550%, 05/02/19	116,996	0.1
300,000	#	Post Holdings, Inc., 5.500%, 03/01/25	310,125	0.3
340,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	338,619	0.3
123,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	121,675	0.1
300,000		Tenet Healthcare Corp., 6.250%, 11/01/18	316,575	0.3
295,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	292,518	0.3
179,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	179,740	0.2
175,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	175,672	0.2
			8,300,093	8.0

		Energy: 3.3%
300,000		Antero Resources Corp., 5.125%, 12/01/22	302,154	0.3
180,000		BP Capital Markets PLC, 2.315%, 02/13/20	181,708	0.2
349,000		BP Capital Markets PLC, 2.521%, 01/15/20	353,966	0.3
220,000		Canadian Natural Resources Ltd., 2.950%, 01/15/23	218,495	0.2
195,000		Chevron Corp., 1.790%, 11/16/18	195,639	0.2
58,000		Chevron Corp., 2.419%, 11/17/20	58,742	0.1
406,000		Exxon Mobil Corp., 1.708%, 03/01/19	407,256	0.4
313,000		Shell International Finance BV, 1.375%, 05/10/19	311,254	0.3
84,000		Shell International Finance BV, 1.375%, 09/12/19	83,418	0.1
185,000		Shell International Finance BV, 1.625%, 11/10/18	185,169	0.2
416,000		Shell International Finance BV, 1.750%, 09/12/21	408,410	0.4
144,000		Shell International Finance BV, 2.125%, 05/11/20	144,819	0.1
220,000		Statoil ASA, 1.950%, 11/08/18	220,781	0.2
337,000		Total Capital International SA, 2.100%, 06/19/19	339,810	0.3
			3,411,621	3.3

		Financial: 18.1%
210,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	211,484	0.2
190,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	201,748	0.2
195,000		American Express Co., 1.875%, 05/03/19	195,126	0.2
260,000		Aon Corp., 5.000%, 09/30/20	280,188	0.3
285,000	#	Athene Global Funding, 2.750%, 04/20/20	285,717	0.3
250,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	250,203	0.2
230,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/19	231,745	0.2
550,000		Bank of America Corp., 2.151%, 11/09/20	547,901	0.5
928,000		Bank of America Corp., 2.600%, 01/15/19	937,117	0.9
220,000		Bank of Montreal, 1.800%, 07/31/18	220,371	0.2
272,000		Bank of Montreal, 2.100%, 12/12/19	272,691	0.3
250,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	253,784	0.2
252,000		Bank of Nova Scotia, 1.650%, 06/14/19	251,055	0.2
100,000		Barclays Bank PLC, 5.140%, 10/14/20	107,101	0.1
210,000		Barclays PLC, 2.750%, 11/08/19	212,065	0.2
153,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	153,407	0.2
250,000		Branch Banking & Trust Co., 2.100%, 01/15/20	251,019	0.2
250,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	251,075	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
250,000		Citibank NA, 2.000%, 03/20/19	$251,002	0.2
433,000		Citigroup, Inc., 2.050%, 12/07/18	433,808	0.4
240,000		Citizens Financial Group, Inc., 5.158%, 06/29/23	247,251	0.2
266,000		Comerica, Inc., 2.125%, 05/23/19	265,526	0.3
207,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	207,512	0.2
410,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/19	412,725	0.4
200,000		Credit Suisse AG, 5.300%, 08/13/19	213,695	0.2
150,000		Discover Bank, 2.600%, 11/13/18	151,330	0.2
220,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	217,934	0.2
223,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	224,872	0.2
127,000		Goldman Sachs Group, Inc./The, 2.300%, 12/13/19	127,404	0.1
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	429,897	0.4
320,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	338,483	0.3
300,000		HSBC Bank USA NA, 4.875%, 08/24/20	322,771	0.3
260,000	#	ING Bank NV, 1.650%, 08/15/19	257,531	0.3
87,000		International Lease Finance Corp., 8.250%, 12/15/20	102,644	0.1
132,000		JPMorgan Chase & Co., 2.550%, 03/01/21	132,705	0.1
250,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	251,693	0.2
342,000		KeyCorp, 2.300%, 12/13/18	343,972	0.3
87,000		Kilroy Realty L.P., 4.800%, 07/15/18	88,966	0.1
365,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/21	359,886	0.4
30,000		Morgan Stanley, 2.200%, 12/07/18	30,161	0.0
59,000		Morgan Stanley, 2.500%, 01/24/19	59,480	0.1
250,000		National Australia Bank Ltd./New York, 2.250%, 01/10/20	250,842	0.2
300,000		National Australia Bank Ltd./New York, 2.500%, 05/22/22	298,467	0.3
312,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/19	308,565	0.3
164,000	#	New York Life Global Funding, 1.550%, 11/02/18	163,753	0.2
140,000	#	NUVEEN FINANCE LLC, 2.950%, 11/01/19	142,087	0.1
310,000		PNC Bank NA, 1.450%, 07/29/19	307,159	0.3
680,000		PNC Bank NA, 2.400%, 10/18/19	686,650	0.7
175,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	184,275	0.2
320,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	321,394	0.3
295,000		Royal Bank of Canada, 1.800%, 07/30/18	295,429	0.3
346,000		Royal Bank of Canada, 2.125%, 03/02/20	346,706	0.3
465,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	505,762	0.5
470,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	473,694	0.5
363,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	363,952	0.4
250,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/20	251,007	0.2
265,000	#	Standard Chartered PLC, 2.100%, 08/19/19	264,173	0.3
280,000		Sumitomo Mitsui Banking Corp., 1.966%, 01/11/19	280,482	0.3
186,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/21	189,038	0.2
237,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/20	238,148	0.2
188,000		SunTrust Banks, Inc., 2.500%, 05/01/19	189,850	0.2
710,000		Toronto-Dominion Bank, 2.250%, 11/05/19	715,542	0.7
200,000	#	UBS AG/London, 2.200%, 06/08/20	200,287	0.2
200,000	#	UBS Group Funding Switzerland AG, 2.650%, 02/01/22	199,767	0.2
52,000		Visa, Inc., 2.200%, 12/14/20	52,455	0.1
160,000		Wells Fargo & Co., 2.550%, 12/07/20	161,900	0.2
460,000		Wells Fargo Bank NA, 2.150%, 12/06/19	462,315	0.5
252,000		Westpac Banking Corp., 1.600%, 08/19/19	250,131	0.2
			18,688,875	18.1

		Industrial: 2.5%
324,000		Amphenol Corp., 2.200%, 04/01/20	325,044	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
300,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	$308,502	0.3
460,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	464,933	0.5
96,000		General Electric Co., 2.200%, 01/09/20	96,897	0.1
327,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	331,902	0.3
296,000		Lockheed Martin Corp., 1.850%, 11/23/18	296,601	0.3
300,000	#	Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22	318,375	0.3
207,000		Rockwell Collins, Inc., 1.950%, 07/15/19	207,415	0.2
200,000	#	Rolls-Royce PLC, 2.375%, 10/14/20	200,294	0.2
			2,549,963	2.5

		Technology: 4.4%
190,000		Activision Blizzard, Inc., 2.600%, 06/15/22	189,630	0.2
320,000		Apple, Inc., 1.800%, 05/11/20	320,072	0.3
300,000		Apple, Inc., 1.900%, 02/07/20	300,929	0.3
92,000		Applied Materials, Inc., 2.625%, 10/01/20	93,619	0.1
240,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/20	240,479	0.2
732,000	#	Dell International LLC / EMC Corp., 3.480%, 06/01/19	749,484	0.7
300,000	#	First Data Corp., 5.375%, 08/15/23	314,250	0.3
100,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/20	103,179	0.1
170,000		Intel Corp., 1.850%, 05/11/20	170,105	0.2
337,000		Intel Corp., 2.450%, 07/29/20	342,815	0.3
494,000		International Business Machines Corp., 1.900%, 01/27/20	494,287	0.5
420,000		Microsoft Corp., 1.550%, 08/08/21	411,142	0.4
350,000		Qualcomm, Inc., 2.100%, 05/20/20	351,733	0.4
300,000	#	Quintiles IMS, Inc., 4.875%, 05/15/23	308,625	0.3
117,000		Texas Instruments, Inc., 2.750%, 03/12/21	119,488	0.1
			4,509,837	4.4

		Utilities: 3.1%
449,000		Black Hills Corp., 2.500%, 01/11/19	451,582	0.4
99,000		Dominion Energy, Inc., 1.600%, 08/15/19	98,216	0.1
280,000		Dominion Energy, Inc., 2.579%, 07/01/20	281,626	0.3
525,000		Duke Energy Corp., 1.800%, 09/01/21	512,950	0.5
143,000		Edison International, 2.125%, 04/15/20	143,243	0.1
143,000		Exelon Generation Co. LLC, 2.950%, 01/15/20	145,623	0.1
190,000		Georgia Power Co., 2.000%, 03/30/20	189,478	0.2
207,000		Great Plains Energy, Inc., 2.500%, 03/09/20	209,052	0.2
109,000		NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	108,704	0.1
239,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	240,207	0.2
250,000		Oklahoma Gas & Electric Co., 8.250%, 01/15/19	272,117	0.3
324,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/19	320,641	0.3
296,000		Sempra Energy, 1.625%, 10/07/19	293,472	0.3
			3,266,911	3.1

	Total Corporate Bonds/Notes
	(Cost $51,243,412)		51,402,572	49.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.8%
321,158		Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/40	321,394	0.3
638,735		Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/24	652,573	0.6
177,105		Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/40	185,708	0.2
93,728		Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/39	94,150	0.1
284,380		Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/40	288,496	0.3
39,504		Fannie Mae REMIC Trust 2011-100 QM, 4.000%, 10/25/50	39,697	0.0
625,962		Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/28	714,030	0.7
533,219		Freddie Mac REMIC Trust 3597 L, 5.000%, 07/15/39	569,076	0.5
389,464		Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/39	395,879	0.4
772,390		Ginnie Mae Series 2014-53 JM, 7.129%, 04/20/39	883,600	0.9
595,533		Ginnie Mae Series 2015-H31 FT, 1.643%, 11/20/65	598,259	0.6

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
238,179	Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.185%, 02/25/34	$243,550	0.2

	Total Collateralized Mortgage Obligations
	(Cost $4,984,988)	4,986,412	4.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.5%
	Federal Home Loan Mortgage Corporation: 0.9%##
51,317	5.500%, due 01/01/37	56,824	0.1
91,302	5.500%, due 08/01/38	100,646	0.1
17,815	5.500%, due 10/01/38	19,638	0.0
22,134	5.500%, due 10/01/38	24,504	0.0
395,103	5.500%, due 11/01/38	442,623	0.4
314,747	5.500%, due 02/01/39	348,334	0.3
		992,569	0.9

	Federal National Mortgage Association: 0.6%##
338,583	5.000%, due 01/01/23	356,096	0.4
222,519	5.000%, due 07/01/34	244,274	0.2
		600,370	0.6

	Total U.S. Government Agency Obligations
	(Cost $1,563,867)	1,592,939	1.5

FOREIGN GOVERNMENT BONDS: 0.1%
58,000	European Investment Bank, 1.750%, 05/15/20	58,009	0.1

	Total Foreign Government Bonds
	(Cost $57,829)	58,009	0.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.3%
147,183	# Americold LLC 2010 Trust ARTA A2FL, 2.639%, 01/14/29	147,549	0.1
328,564	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	333,868	0.3
230,000	CD 2007-CD5 Mortgage Trust AJA, 6.506%, 11/15/44	232,417	0.2
510,000	Citigroup Commercial Mortgage Trust 2012-GC8 AAB, 2.608%, 09/10/45	517,967	0.5
501,905	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	512,024	0.5
92,953	COMM 2012-CR3 A2, 1.765%, 10/15/45	92,948	0.1
85,297	COMM 2012-CR4 A2, 1.801%, 10/15/45	85,313	0.1
410,000	COMM 2013-CR12 A2, 2.904%, 10/10/46	415,644	0.4
270,000	COMM 2013-LC13 A2, 3.009%, 08/10/46	273,866	0.3
110,000	COMM 2014-CR14 A2, 3.147%, 02/10/47	111,954	0.1
170,000	COMM 2014-CR17 A2, 3.012%, 05/10/47	173,502	0.2
240,000	COMM 2014-UBS6 A2, 2.935%, 12/10/47	243,824	0.2
126,615	# Commercial Mortgage Trust 2004-GG1 F, 6.591%, 06/10/36	126,840	0.1
3,723	# Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	3,714	0.0
7,382,370	^ Freddie Mac Multifamily Structured Pass Through Certificates K705 X1, 1.855%, 09/25/18	121,627	0.1
275,775	Ginnie Mae 2011-53 B, 4.397%, 05/16/51	292,085	0.3
89,731	Ginnie Mae 2012-19 AB, 1.450%, 03/16/34	89,641	0.1
80,545	Ginnie Mae 2015-21 AF, 2.071%, 07/16/48	79,768	0.1
206,327	Ginnie Mae 2016-110 AB, 2.000%, 05/16/49	203,587	0.2
90,085	Ginnie Mae 2016-86 AB, 2.500%, 09/16/56	90,181	0.1
189,373	Ginnie Mae 2017-50 AB, 2.400%, 02/16/47	187,565	0.2
209,463	Ginnie Mae 2017-51 AB, 2.350%, 04/16/57	207,974	0.2
139,803	Ginnie Mae 2017-69 AB, 2.350%, 05/16/53	138,928	0.1
149,815	Ginnie Mae 2017-70 A, 2.500%, 10/16/57	149,545	0.1
160,000	Ginnie Mae 2017-86 AB, 2.300%, 05/16/59	159,530	0.1
350,000	Ginnie Mae 2017-89 A, 2.500%, 08/16/57	350,755	0.3
86,056	GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/41	87,223	0.1
280,000	GS Mortgage Securities Corp. II 2015-GC30 A2, 2.726%, 05/10/50	284,194	0.3
152,550	GS Mortgage Securities Trust 2012-GCJ9 A2, 1.762%, 11/10/45	152,605	0.1
268,155	GS Mortgage Securities Trust 2014-GC18 A2, 2.924%, 01/10/47	272,039	0.3
203,358	# JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	201,226	0.2
410,748	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10 B, 5.021%, 01/12/37	418,041	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
380,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH D, 3.409%, 04/15/27	$373,355	0.4
170,000		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/47	173,345	0.2
88,547		JPMBB Commercial Mortgage Securities Trust 2013-C12 A2, 2.424%, 07/15/45	89,051	0.1
28,302	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	28,199	0.0
183,831		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.296%, 04/15/41	187,406	0.2
97,796		ML-CFC Commercial Mortgage Trust 2007-9 A4, 5.700%, 09/12/49	97,873	0.1
400,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A2, 2.916%, 02/15/47	406,219	0.4
167,002		Morgan Stanley Capital I Trust 2007-IQ16, 5.809%, 12/12/49	167,495	0.2
238,019		Morgan Stanley Capital I Trust 2008-TOP29, 6.503%, 01/11/43	241,479	0.2
410,000		STRU JPM 1297 2.3 16FEB59, 2.300%, 02/16/59	408,575	0.4
390,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.475%, 08/15/39	392,503	0.4
260,000		Wells Fargo Commercial Mortgage Trust 2015-NXS1 A2, 2.632%, 05/15/48	263,480	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $9,658,611)		9,586,924	9.3

ASSET-BACKED SECURITIES: 16.0%
		Automobile Asset-Backed Securities: 5.2%
100,000		Ally Auto Receivables Trust 2016-2 A4, 1.600%, 01/15/21	99,585	0.1
150,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/22	150,475	0.2
350,000		Ally Auto Receivables Trust 2017-3 A4, 2.010%, 03/15/22	350,488	0.3
250,000		CarMax Auto Owner Trust 2014-4 A4, 1.810%, 07/15/20	250,465	0.2
100,000		CarMax Auto Owner Trust 2016-2 A3, 1.520%, 02/16/21	99,822	0.1
250,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/22	252,109	0.2
600,000	#	Chrysler Capital Auto Receivables Trust 2016-B, 1.870%, 02/15/22	596,825	0.6
250,000		GM Financial Automobile Leasing Trust 2016-2 A4, 1.760%, 03/20/20	249,822	0.2
100,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/20	100,313	0.1
480,000		Harley-Davidson Motorcycle Trust 2015-1 A4, 1.670%, 08/15/22	480,265	0.5
300,000	#	Hyundai Auto Lease Securitization Trust 2016-B A4, 1.680%, 04/15/20	299,863	0.3
150,000	#	Hyundai Auto Lease Securitization Trust 2016-C A4, 1.650%, 07/15/20	149,645	0.2
450,000	#	Hyundai Auto Lease Securitization Trust 2017-A A4, 2.130%, 04/15/21	452,675	0.4
100,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/23	100,447	0.1
100,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/22	99,810	0.1
540,000		Nissan Auto Receivables 2016-B A4, 1.540%, 10/17/22	536,502	0.5
200,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	201,470	0.2
160,000		Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	159,263	0.2
450,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/22	451,628	0.4
100,000		USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	99,990	0.1
110,000		World Omni Auto Receivables Trust 2015-B A4, 1.840%, 01/17/22	109,924	0.1
100,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/22	100,657	0.1
			5,392,043	5.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: 4.3%
450,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/22	$450,293	0.4
350,000		Barclays Dryrock Issuance Trust 2016-1 A, 1.520%, 05/16/22	348,149	0.3
450,000		Cabela's Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	449,468	0.4
450,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	446,347	0.4
600,000		Capital One Multi-Asset Execution Trust 2016-A6 A6, 1.820%, 09/15/22	600,475	0.6
300,000		Chase Issuance Trust 2016-A2 A, 1.370%, 06/15/21	298,165	0.3
200,000		Chase Issuance Trust 2016-A5 A5, 1.270%, 07/15/21	198,241	0.2
210,000		Citibank Credit Card Issuance Trust 2014-A6 A6, 2.150%, 07/15/21	211,786	0.2
300,000		Citibank Credit Card Issuance Trust 2016-A1 A1, 1.750%, 11/19/21	299,864	0.3
170,000		Discover Card Execution Note Trust 2014-A1 A1, 1.589%, 07/15/21	170,825	0.2
230,000		Discover Card Execution Note Trust 2014-A4 A4, 2.120%, 12/15/21	231,788	0.2
450,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/24	454,517	0.5
280,000		Synchrony Credit Card Master Note Trust 2016-1 A, 2.040%, 03/15/22	281,296	0.3
			4,441,214	4.3

		Home Equity Asset-Backed Securities: 0.1%
44,853		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/19	45,150	0.1

		Other Asset-Backed Securities: 6.2%
330,000	#	Babson CLO Ltd. 2014-3A AR, 2.478%, 01/15/26	330,627	0.3
250,000	#	Barings CLO Ltd. 2017-1A A2, 5.850%, 07/18/29	250,000	0.2
280,000	#	Benefit Street Partners CLO IV Ltd. 2014-IVA A1R, 2.646%, 01/20/29	280,770	0.3
560,000	#	Benefit Street Partners CLO X Ltd. 2016-10A A1, 2.648%, 01/15/29	561,607	0.6
410,000	#	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, 04/20/31	410,129	0.4
250,000	#	CIFC Funding Ltd. 2016-1A A, 2.636%, 10/21/28	250,841	0.3
250,000	#	CIFC Funding Ltd. 2017-1A A, 2.243%, 04/23/29	250,164	0.2
360,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.588%, 10/15/28	362,378	0.4
250,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	250,000	0.2
250,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	250,207	0.3
41,038	#	GSAMP Trust 2005-SEA2 A1, 1.566%, 01/25/45	40,997	0.0
330,000	#	LCM XXIII Ltd. 23A A1, 2.556%, 10/20/29	332,553	0.3
250,000	#	Madison Park Funding Ltd. 2007-6A E, 6.417%, 07/26/21	251,087	0.3
390,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.732%, 02/15/26	391,115	0.4
250,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.567%, 03/17/30	250,574	0.3
250,000	#	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.533%, 07/15/29	249,997	0.2
250,000	#	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.456%, 07/19/30	250,000	0.2
260,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.592%, 08/15/29	261,664	0.3
250,000	#	Palmer Square CLO 2015-2A A1AR Ltd., 2.577%, 07/20/30	250,000	0.2
250,000	#	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, 07/20/30	250,000	0.2
250,000	#	THL Credit Wind River 2017-2A A Clo Ltd., 2.544%, 07/20/30	250,000	0.2
300,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	300,262	0.3
100,000	#	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	100,146	0.1
			6,375,118	6.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.2%
250,000	# DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/42	$249,834	0.2

	Total Asset-Backed Securities
	(Cost $16,476,466)	16,503,359	16.0

U.S. TREASURY OBLIGATIONS: 4.3%
	U.S. Treasury Notes: 4.3%
927,000	1.250%, due 06/30/19	924,574	0.9
1,192,000	1.750%, due 06/30/22	1,184,318	1.1
2,388,000	2.000%, due 06/30/24	2,366,639	2.3

	Total U.S. Treasury Obligations
	(Cost $4,488,723)	4,475,531	4.3

	Total Long-Term Investments
	(Cost $88,473,896)	88,605,746	85.7

SHORT-TERM INVESTMENTS: 16.3%
	Corporate Bonds/Notes: 12.9%
361,000	AbbVie, Inc., 1.800%, 05/14/18	361,535	0.4
291,000	Allergan Funding SCS, 2.350%, 03/12/18	292,269	0.3
502,000	Aetna, Inc., 1.500%, 11/15/17	502,049	0.5
301,000	Air Lease Corp., 2.125%, 01/15/18	301,576	0.3
395,000	Alibaba Group Holding Ltd., 1.625%, 11/28/17	395,085	0.4
235,000	AT&T, Inc., 1.400%, 12/01/17	234,831	0.2
220,000	Bank of America Corp., 1.950%, 05/12/18	220,281	0.2
296,000	Baxalta, Inc., 2.000%, 06/22/18	296,551	0.3
135,000	BP Capital Markets PLC, 1.674%, 02/13/18	135,095	0.1
257,000	British Telecommunications PLC, 5.950%, 01/15/18	262,797	0.3
244,000	Cablevision Systems Corp., 8.625%, 09/15/17	247,355	0.2
151,000	Cardinal Health, Inc., 1.950%, 06/15/18	151,436	0.1
325,000	Charles Schwab Corp., 1.500%, 03/10/18	325,123	0.3
329,000	Chevron Corp., 1.365%, 03/02/18	328,950	0.3
135,000	# Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	135,088	0.1
258,000	Citizens Bank NA/Providence RI, 1.600%, 12/04/17	257,945	0.3
285,000	Corning, Inc., 1.500%, 05/08/18	284,910	0.3
360,000	Credit Suisse AG/New York NY, 1.700%, 04/27/18	360,022	0.3
75,000	eBay, Inc., 1.350%, 07/15/17	74,992	0.1
140,000	eBay, Inc., 2.500%, 03/09/18	140,834	0.1
165,000	Eli Lilly & Co., 1.250%, 03/01/18	164,849	0.2
144,000	Energy Transfer L.P., 2.500%, 06/15/18	144,741	0.1
361,000	Enterprise Products Operating LLC, 1.650%, 05/07/18	360,775	0.4
442,000	JPMorgan Chase & Co., 1.625%, 05/15/18	441,973	0.4
301,000	Kinder Morgan, Inc./DE, 2.000%, 12/01/17	301,195	0.3
204,000	Kroger Co/The, 6.400%, 08/15/17	205,033	0.2
500,000	Lennar Corp., 4.750%, 12/15/17	505,000	0.5
500,000	Manufacturers & Traders Trust Co., 1.450%, 03/07/18	499,908	0.5
323,000	Morgan Stanley, 1.875%, 01/05/18	323,430	0.3
316,000	NetApp, Inc., 2.000%, 12/15/17	316,444	0.3
177,000	PACCAR Financial Corp., 1.450%, 03/09/18	177,083	0.2
390,000	Philip Morris International, Inc., 1.250%, 11/09/17	389,878	0.4
318,000	Realty Income Corp., 2.000%, 01/31/18	318,352	0.3
464,000	Sanofi, 1.250%, 04/10/18	463,529	0.4
285,000	Southern Power Co., 1.500%, 06/01/18	284,695	0.3
264,000	Statoil ASA, 1.250%, 11/09/17	263,811	0.3
500,000	Tesoro Corp., 4.250%, 10/01/17	501,563	0.5
181,000	TransCanada PipeLines Ltd., 1.875%, 01/12/18	181,257	0.2
256,000	UnitedHealth Group, Inc., 1.400%, 12/15/17	255,945	0.2
250,000	US Bank NA/Cincinnati OH, 1.375%, 09/11/17	250,013	0.2
498,000	Visa, Inc., 1.200%, 12/14/17	497,788	0.5
422,000	Wells Fargo & Co., 1.500%, 01/16/18	421,904	0.4
252,000	Welltower, Inc., 2.250%, 03/15/18	252,710	0.2
207,000	Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	207,414	0.2
279,000	Zoetis, Inc., 1.875%, 02/01/18	279,212	0.3
		13,317,226	12.9

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: 1.1%
46,849		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $46,853, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $47,786, due 07/28/17-09/09/49)	$46,849	0.0
981,598		Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $981,691, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,001,230, due 07/15/17-05/20/67)	981,598	1.0
57,026		HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $57,031, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $58,167, due 07/15/17-01/15/37)	57,026	0.1
28,009		Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $28,012, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $28,569, due 07/07/17-01/15/30)	28,009	0.0
			1,113,482	1.1

		Commercial Mortgage-Backed Securities: 0.1%
11,703,709	^	Freddie Mac Multifamily Structured Pass Through Certificates K702 X1, 1.617%, 02/25/18	63,045	0.1
4,930,259	^	Freddie Mac Multifamily Structured Pass Through Certificates K703 X1, 2.186%, 05/25/18	59,406	0.0
			122,451	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
2,234,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $2,234,000)	2,234,000	2.2

	Total Short-Term Investments
	(Cost $16,756,915)	16,787,159	16.3

	Total Investments in Securities (Cost $105,230,811)	$105,392,905	102.0
	Liabilities in Excess of Other Assets	(2,038,799)	(2.0)
	Net Assets	$103,354,106	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $105,230,845.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$385,810
Gross Unrealized Depreciation	(223,750)

Net Unrealized Appreciation	$162,060

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$51,402,572	$–	$51,402,572
Collateralized Mortgage Obligations	–	4,986,412	–	4,986,412
Short-Term Investments	2,234,000	14,553,159	–	16,787,159
U.S. Government Agency Obligations	–	1,592,939	–	1,592,939
U.S. Treasury Obligations	–	4,475,531	–	4,475,531
Asset-Backed Securities	–	16,253,359	250,000	16,503,359
Commercial Mortgage-Backed Securities	–	9,586,924	–	9,586,924
Foreign Government Bonds	–	58,009	–	58,009
Total Investments, at fair value	$2,234,000	$102,908,905	$250,000	$105,392,905
Other Financial Instruments+
Futures	33,335	–	–	33,335
Total Assets	$2,267,335	$102,908,905	$250,000	$105,426,240
Liabilities Table
Other Financial Instruments+
Futures	$(37,227)	$–	$–	$(37,227)
Total Liabilities	$(37,227)	$–	$–	$(37,227)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	8	07/19/17	$98,600	$(3,280)
U.S. Treasury 2-Year Note	108	09/29/17	23,339,813	(33,947)
			$23,438,413	$(37,227)
Short Contracts
U.S. Treasury 10-Year Note	(35)	09/20/17	(4,393,594)	8,898
U.S. Treasury 5-Year Note	(90)	09/29/17	(10,605,234)	24,437
			$(14,998,828)	$33,335

A summary of derivative instruments are categorized by primary risk exposure in the following table.

The fair value of derivative instruments as of June 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$33,335
Total Asset Derivatives		$33,335

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	3,280
Interest rate contracts	Futures contracts	33,947
Total Liability Derivatives		$37,227

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.6%
		Basic Materials: 1.2%
150,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	$155,625	0.1
250,000	#	Constellium NV, 6.625%, 03/01/25	240,000	0.1
250,000	L	Freeport-McMoRan, Inc., 4.550%, 11/14/24	236,875	0.1
350,000		Southern Copper Corp., 5.875%, 04/23/45	376,957	0.2
200,000	#	SPCM SA, 4.875%, 09/15/25	204,500	0.1
250,000		Steel Dynamics, Inc., 5.500%, 10/01/24	266,250	0.1
250,000		Tronox Finance LLC, 6.375%, 08/15/20	251,250	0.1
285,000	#	Vedanta Resources PLC, 6.375%, 07/30/22	286,625	0.2
250,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	268,125	0.2
			2,286,207	1.2

		Communications: 2.6%
290,000		AT&T, Inc., 3.400%, 05/15/25	285,609	0.2
150,000		Cablevision Systems Corp., 5.875%, 09/15/22	158,062	0.1
278,000		CBS Corp., 4.000%, 01/15/26	288,199	0.2
150,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	160,875	0.1
273,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	291,159	0.2
350,000		Digicel Ltd., 6.000%, 04/15/21	336,875	0.2
200,000		DISH DBS Corp., 5.000%, 03/15/23	205,500	0.1
75,000	#	EW Scripps Co/The, 5.125%, 05/15/25	77,438	0.0
100,000	#	Gray Television, Inc., 5.125%, 10/15/24	101,250	0.1
150,000		Lamar Media Corp., 5.375%, 01/15/24	157,500	0.1
250,000		Level 3 Financing, Inc., 5.250%, 03/15/26	260,027	0.1
150,000		Netflix, Inc., 5.875%, 02/15/25	166,500	0.1
200,000	#	SFR Group SA, 6.250%, 05/15/24	212,000	0.1
250,000	#	Salem Media Group, Inc., 6.750%, 06/01/24	256,875	0.1
250,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	266,250	0.1
250,000		Sprint Corp., 7.125%, 06/15/24	278,750	0.1
100,000	#	Telesat Canada / Telesat LLC, 8.875%, 11/15/24	112,500	0.1
259,000		Time Warner Cable LLC, 5.000%, 02/01/20	276,449	0.1
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	267,500	0.1
250,000	#	Univision Communications, Inc., 5.125%, 02/15/25	248,438	0.1
278,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	282,288	0.1
200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	208,912	0.1
150,000	#	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/27	157,313	0.1
			5,056,269	2.6

		Consumer, Cyclical: 2.1%
150,000		AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	156,375	0.1
60,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	62,775	0.0
55,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	57,200	0.0
250,000	#	AV Homes, Inc., 6.625%, 05/15/22	258,125	0.1
200,000		CalAtlantic Group, Inc., 5.250%, 06/01/26	208,250	0.1
65,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/27	68,900	0.0
150,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 06/01/24	157,500	0.1
350,000	#	Century Communities, Inc., 5.875%, 07/15/25	349,125	0.2
239,000		CVS Health Corp., 3.875%, 07/20/25	248,939	0.1
150,000		Dollar Tree, Inc., 5.750%, 03/01/23	158,812	0.1
150,000	#,&	Eagle Holding CO II LLC, 7.625%, 05/15/22	154,687	0.1
25,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	25,437	0.0
250,000	#	HD Supply, Inc., 5.750%, 04/15/24	266,250	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
125,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 04/01/25	$129,219	0.1
150,000	#	Hot Topic, Inc., 9.250%, 06/15/21	144,750	0.1
250,000	#	Meritage Homes Corp., 5.125%, 06/06/27	250,937	0.1
150,000		MGM Resorts International, 6.000%, 03/15/23	165,750	0.1
150,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	153,750	0.1
250,000	#	Penn National Gaming, Inc., 5.625%, 01/15/27	255,313	0.1
150,000	#	PetSmart, Inc., 7.125%, 03/15/23	133,875	0.1
150,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	162,188	0.1
100,000		Scientific Games International, Inc., 10.000%, 12/01/22	110,000	0.1
150,000	#	Silversea Cruise Finance Ltd., 7.250%, 02/01/25	160,688	0.1
55,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	55,474	0.0
110,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	113,575	0.1
			4,007,894	2.1

		Consumer, Non-cyclical: 2.3%
277,000		Allergan Funding SCS, 3.000%, 03/12/20	283,213	0.2
125,000	#	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/25	129,062	0.1
200,000	#	CDK Global, Inc., 4.875%, 06/01/27	206,000	0.1
280,000		Celgene Corp., 3.250%, 08/15/22	288,149	0.2
200,000		Central Garden & Pet Co., 6.125%, 11/15/23	214,000	0.1
105,000	L	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	106,706	0.1
150,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	155,415	0.1
250,000	#	Cott Holdings, Inc., 5.500%, 04/01/25	255,625	0.1
50,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/24	51,750	0.0
250,000		HCA, Inc., 5.375%, 02/01/25	264,325	0.1
150,000		HealthSouth Corp., 5.750%, 11/01/24	154,575	0.1
150,000		Hertz Corp., 7.375%, 01/15/21	145,500	0.1
150,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	158,437	0.1
275,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	279,286	0.1
278,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	280,444	0.1
150,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	156,000	0.1
125,000	#	Post Holdings, Inc., 5.000%, 08/15/26	125,000	0.1
150,000	#	Post Holdings, Inc., 8.000%, 07/15/25	171,000	0.1
100,000	L	Revlon Consumer Products Corp., 6.250%, 08/01/24	87,500	0.0
263,000		Reynolds American, Inc., 4.450%, 06/12/25	282,800	0.1
150,000	L	Tenet Healthcare Corp., 6.750%, 06/15/23	150,375	0.1
250,000		United Rentals North America, Inc., 6.125%, 06/15/23	260,938	0.1
150,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	128,061	0.1
			4,334,161	2.3

		Electronics/Electrical: 0.1%
139,363		MA FinanceCo., LLC 2017 Term Loan B2, 2.500%, 11/20/21	139,407	0.1

		Energy: 1.9%
270,000	#	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	277,087	0.1
100,000	#	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	100,250	0.1
275,000	#	Delek Logistics Partners L.P., 6.750%, 05/15/25	279,125	0.1
500,000		KazMunayGas National Co. JSC, 4.750%, 04/19/27	491,488	0.3
100,000		Murphy Oil Corp., 6.875%, 08/15/24	104,750	0.1
25,000		Murphy Oil USA, Inc., 5.625%, 05/01/27	26,094	0.0
225,000		NuStar Logistics L.P., 5.625%, 04/28/27	236,812	0.1
1,325,000		Petrobras Global Finance BV, 7.375%, 01/17/27	1,405,163	0.7

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
110,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	$111,100	0.1
150,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	156,375	0.1
425,000		YPF SA, 8.500%, 03/23/21	473,807	0.2
			3,662,051	1.9

		Financial: 4.2%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 10/30/20	159,525	0.1
150,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	152,250	0.1
100,000	L	Ally Financial, Inc., 5.750%, 11/20/25	105,625	0.1
425,000	L	Banco de Bogota SA, 6.250%, 05/12/26	453,739	0.2
275,000		Banco do Brasil SA/Cayman, 9.250%, 10/31/49	285,340	0.1
327,000		Bank of America Corp., 2.625%, 10/19/20	330,528	0.2
425,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/22	482,375	0.3
409,000	#	BPCE SA, 4.500%, 03/15/25	421,133	0.2
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/26	287,758	0.2
150,000		CIT Group, Inc., 5.000%, 08/15/22	162,000	0.1
280,000		Citigroup, Inc., 2.650%, 10/26/20	282,878	0.1
425,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/21	439,601	0.2
100,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	103,750	0.1
150,000		Equinix, Inc., 5.750%, 01/01/25	162,187	0.1
270,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	280,462	0.1
403,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/25	417,180	0.2
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	288,921	0.2
281,000		HCP, Inc., 4.000%, 06/01/25	288,340	0.2
150,000		Iron Mountain, Inc., 5.750%, 08/15/24	153,750	0.1
277,000		JPMorgan Chase & Co., 4.250%, 10/01/27	288,508	0.2
184,000		JPMorgan Chase & Co., 6.125%, 10/30/65	198,950	0.1
400,000		Lloyds Banking Group PLC, 4.582%, 12/10/25	415,473	0.2
86,000		M&T Bank Corp., 6.450%, 12/29/49	95,245	0.0
268,000		Morgan Stanley, 4.000%, 07/23/25	280,035	0.1
125,000		SLM Corp., 5.125%, 04/05/22	127,812	0.1
50,000		Springleaf Finance Corp., 6.125%, 05/15/22	52,875	0.0
150,000	#	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/25	153,750	0.1
350,000	#	Turkiye Garanti Bankasi AS, 6.125%, 05/24/27	347,451	0.2
200,000	#	UBS Group Funding Switzerland AG, 2.950%, 09/24/20	204,453	0.1
89,000		Wells Fargo & Co., 5.900%, 12/29/49	95,430	0.0
269,000		Wells Fargo & Co., 4.300%, 07/22/27	282,430	0.1
250,000	#	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/22	253,715	0.1
			8,053,469	4.2

		Food/Drug Retailers: 0.1%
56,250		Supervalu Inc. 2017 Delayed Draw Term Loan, 3.500%, 06/02/24	54,633	0.0
93,750		Supervalu Inc. 2017 Term Loan B, 3.500%, 06/02/24	91,055	0.1
			145,688	0.1

		Industrial: 1.7%
250,000	#	Advanced Disposal Services, Inc., 5.625%, 11/15/24	258,125	0.1
250,000		AECOM, 5.875%, 10/15/24	273,125	0.1
250,000	#	Bombardier, Inc., 8.750%, 12/01/21	278,125	0.2
250,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	261,250	0.1
250,000	#	BWAY Holding Co., 7.250%, 04/15/25	254,375	0.1
500,000		Cemex SAB de CV, 6.125%, 05/05/25	540,000	0.3
40,000	#	GFL Environmental, Inc., 5.625%, 05/01/22	41,100	0.0
200,000		Lockheed Martin Corp., 3.550%, 01/15/26	207,632	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
150,000	#	Multi-Color Corp., 6.125%, 12/01/22	$158,250	0.1
250,000	#	Novelis Corp., 5.875%, 09/30/26	258,125	0.1
150,000	#	Sealed Air Corp., 5.500%, 09/15/25	164,250	0.1
125,000	#	Standard Industries, Inc./NJ, 5.000%, 02/15/27	127,812	0.1
150,000	#	Standard Industries, Inc./NJ, 6.000%, 10/15/25	161,250	0.1
250,000		TransDigm, Inc., 6.500%, 05/15/25	255,000	0.1
100,000	#	Tutor Perini Corp., 6.875%, 05/01/25	105,500	0.1
			3,343,919	1.7

		Technology: 0.3%
60,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	62,550	0.0
100,000	#	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	102,375	0.1
150,000	#	First Data Corp., 7.000%, 12/01/23	160,500	0.1
150,000		NCR Corp., 6.375%, 12/15/23	161,250	0.1
			486,675	0.3

		Utilities: 0.1%
150,000		NRG Energy, Inc., 6.250%, 07/15/22	154,687	0.1

	Total Corporate Bonds/Notes
	(Cost $30,919,203)		31,670,427	16.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 21.9%
749,648		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.355%, 05/25/36	703,520	0.4
214,357		Alternative Loan Trust 2005-10CB 1A1, 1.716%, 05/25/35	175,370	0.1
855,148		Alternative Loan Trust 2005-10CB 1A2, 1.666%, 05/25/35	697,681	0.4
888,179		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/35	837,360	0.4
301,602		Alternative Loan Trust 2005-51 3A2A, 2.022%, 11/20/35	285,260	0.2
98,861		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	95,861	0.1
445,752		Alternative Loan Trust 2005-J2 1A12, 1.616%, 04/25/35	365,244	0.2
55,121		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	44,074	0.0
1,035,995		Alternative Loan Trust 2006-18CB A10, 1.616%, 07/25/36	677,084	0.4
255,420		Alternative Loan Trust 2006-19CB A12, 1.616%, 08/25/36	184,004	0.1
1,081,648		Alternative Loan Trust 2006-19CB A28, 1.816%, 08/25/36	796,579	0.4
782,153		Alternative Loan Trust 2006-HY11 A1, 1.336%, 06/25/36	666,541	0.4
264,072		Alternative Loan Trust 2007-2CB 2A1, 1.816%, 03/25/37	178,080	0.1
536,057		Alternative Loan Trust 2007-HY8C A1, 1.376%, 09/25/47	506,731	0.3
721,383		Alternative Loan Trust 2007-OA4 A1, 1.386%, 05/25/47	646,073	0.3
99,425	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	99,803	0.1
386,400		Bear Stearns ALT-A Trust 2006-6 31A1, 3.254%, 11/25/36	349,323	0.2
1,071,750		Bear Stearns ALT-A Trust 2006-6 32A1, 3.250%, 11/25/36	886,323	0.5
316,950		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.421%, 01/26/36	287,722	0.2
55,812	#	Bellemeade Re Ltd. 2015-1A M2, 5.516%, 07/25/25	57,114	0.0
70,795		Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.277%, 09/25/36	64,371	0.0
148,103		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.123%, 11/25/34	146,631	0.1
263,585		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.525%, 03/25/36	235,197	0.1
145,254		Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.252%, 11/25/36	121,262	0.1
39,015		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.716%, 11/25/35	25,871	0.0
750,016		CSMC Series 2007-2 3A6, 5.400%, 03/25/37	687,332	0.4
924,763		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 1.516%, 04/25/37	584,074	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
233,161	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.140%, 06/27/37	$236,253	0.1
1,266,044	^	Fannie Mae 2007-18 BS, 5.384%, 06/25/35	229,550	0.1
2,528,060	^	Fannie Mae 2008-94 SI, 4.284%, 04/25/36	549,697	0.3
2,952,902	^	Fannie Mae 2009-95 HI, 6.000%, 12/25/38	281,595	0.1
503,892		Fannie Mae 2010-15 FD, 1.956%, 03/25/40	512,562	0.3
1,251,055		Fannie Mae 2011-47 GF, 1.786%, 06/25/41	1,265,249	0.7
508,984		Fannie Mae 2012-10 UF, 1.766%, 02/25/42	510,141	0.3
513,335	^	Fannie Mae 2012-84 KI, 6.000%, 08/25/42	111,248	0.1
2,018,881	^	Fannie Mae 2012-93 IL, 3.000%, 09/25/27	194,377	0.1
3,044,598	^	Fannie Mae 2015-56 DI, 3.000%, 12/25/32	262,016	0.1
60,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.116%, 07/25/24	63,441	0.0
189,801		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 6.116%, 11/25/24	217,042	0.1
103,395		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.516%, 02/25/25	112,576	0.1
1,100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.866%, 09/25/29	1,168,526	0.6
261,791	^	Fannie Mae REMIC Trust 2000-26 SP, 7.284%, 08/25/30	55,308	0.0
422,534	^	Fannie Mae REMIC Trust 2002-13 SR, 5.384%, 03/25/32	65,534	0.0
210,383	^	Fannie Mae REMIC Trust 2004-64 SW, 5.834%, 08/25/34	39,387	0.0
149,991	^	Fannie Mae REMIC Trust 2004-66 SE, 5.284%, 09/25/34	25,253	0.0
545,927	^	Fannie Mae REMIC Trust 2008-47 PS, 5.284%, 06/25/38	22,391	0.0
851,901	^	Fannie Mae REMIC Trust 2009-25 SN, 5.334%, 04/25/39	155,196	0.1
457,784	^	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/41	57,999	0.0
35,154,319	^	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, 06/25/42	78,257	0.0
1,526,925	^	Fannie Mae REMIC Trust 2013-116 SC, 4.984%, 04/25/33	224,752	0.1
121,614		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/37	100,379	0.1
614,961		First Horizon Mortgage Pass-Through Trust 2006-AR4 1A2, 2.986%, 01/25/37	549,750	0.3
2,846,967	^	Freddie Mac 2009-70 PS, 5.534%, 01/25/37	566,261	0.3
480,574	^	Freddie Mac 2524 SH, 6.341%, 11/15/32	50,185	0.0
726,427	^	Freddie Mac 2525 SM, 6.841%, 02/15/32	154,852	0.1
706,716	^	Freddie Mac 2981 CS, 5.561%, 05/15/35	111,200	0.1
236,955	^	Freddie Mac 2989 HS, 5.991%, 08/15/34	99,371	0.1
398,041	^	Freddie Mac 3018 SM, 6.041%, 08/15/35	84,638	0.0
663,494	^	Freddie Mac 324 144, 5.882%, 06/15/39	138,981	0.1
1,407,811	^	Freddie Mac 3523 SA, 4.841%, 09/15/36	220,727	0.1
1,192,126	^	Freddie Mac 3582 MS, 4.991%, 10/15/39	189,376	0.1
1,841,168	^	Freddie Mac 3688 BI, 5.000%, 07/15/40	368,460	0.2
6,996,784	^	Freddie Mac 4186 IA, 3.000%, 03/15/33	943,782	0.5
310,139	^	Freddie Mac 4333 AI, 5.500%, 02/15/44	57,123	0.0
274,542	^	Freddie Mac REMIC Trust 2266 S, 7.391%, 11/15/30	51,789	0.0
331,524	^	Freddie Mac REMIC Trust 2374 S, 6.941%, 06/15/31	71,950	0.0
193,950	^	Freddie Mac REMIC Trust 2417 SY, 7.241%, 12/15/31	44,175	0.0
412,551	^	Freddie Mac REMIC Trust 2577 SA, 6.291%, 02/15/33	85,143	0.0
29,548		Freddie Mac REMIC Trust 2973 SB, 14.084%, 05/15/35	33,252	0.0
106,583	^	Freddie Mac REMIC Trust 2981 SU, 6.641%, 05/15/30	21,332	0.0
168,304	^	Freddie Mac REMIC Trust 2993 PS, 5.541%, 05/15/35	6,246	0.0
58,493		Freddie Mac REMIC Trust 3031 BP, 8.000%, 08/15/35	71,114	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,142,340	^	Freddie Mac REMIC Trust 3049 PI, 5.491%, 10/15/35	$211,662	0.1
72,170		Freddie Mac REMIC Trust 3085 SK, 52.093%, 12/15/35	225,108	0.1
126,003	^^,Z	Freddie Mac REMIC Trust 3151 PO, 05/15/36	108,542	0.1
479,588	^	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/39	43,031	0.0
401,271	^	Freddie Mac REMIC Trust 3624 TS, 3.641%, 01/15/40	45,625	0.0
641,460	^	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/32	116,585	0.1
1,961,672	^	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/41	370,249	0.2
2,543,927	^	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/33	590,286	0.3
1,338,648	^	Freddie Mac Strips Series 237 S23, 5.941%, 05/15/36	261,372	0.1
1,720,368	^	Freddie Mac Strips Series 260 33, 4.000%, 05/15/39	286,495	0.2
120,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.816%, 04/25/24	133,508	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	111,076	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 5.916%, 03/25/28	569,232	0.3
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 5.016%, 03/25/29	108,429	0.1
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 4.666%, 10/25/29	634,506	0.3
700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.766%, 08/25/29	740,871	0.4
398,365	^	Ginnie Mae 2011-101 EI, 6.000%, 10/16/39	75,212	0.0
855,136	^	Ginnie Mae Series 2008-40 SA, 5.228%, 05/16/38	158,403	0.1
1,612,672	^	Ginnie Mae Series 2009-116 SJ, 5.308%, 12/16/39	265,555	0.1
1,498,090	^	Ginnie Mae Series 2010-4 SL, 5.228%, 01/16/40	281,315	0.1
540,007	^	Ginnie Mae Series 2010-98 QS, 5.388%, 01/20/40	73,193	0.0
4,039,263	^	Ginnie Mae Series 2011-101 BI, 0.650%, 11/20/37	90,239	0.1
83,872	^	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/41	13,973	0.0
363,441	^	Ginnie Mae Series 2013-103 DS, 4.938%, 07/20/43	60,490	0.0
267,606	^	Ginnie Mae Series 2013-134 DS, 4.888%, 09/20/43	43,834	0.0
582,956	^	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/43	101,127	0.1
9,262,869	^	Ginnie Mae Series 2015-69 IL, 0.200%, 07/20/34	72,164	0.0
464,602	^	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/44	82,511	0.0
6,898	^	Ginnie Mae Series 2016-12 JI, 4.000%, 04/20/40	9	0.0
84,827	^	Ginnie Mae Series 2016-12 MI, 5.000%, 04/20/39	1,223	0.0
1,431,077	^	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/44	237,508	0.1
713,860		HarborView Mortgage Loan Trust 2006-14, 1.359%, 01/25/47	650,482	0.3
914,542		HarborView Mortgage Loan Trust 2007-5 A1A, 1.194%, 09/19/37	831,733	0.4
5,406		HomeBanc Mortgage Trust 2004-1 2A, 2.076%, 08/25/29	5,078	0.0
80,186		HomeBanc Mortgage Trust 2005-3 A2, 1.526%, 07/25/35	79,569	0.0
120,266		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.426%, 04/25/46	106,605	0.1
130,079		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/36	113,681	0.1
372,355		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	331,455	0.2
774,587		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/36	681,357	0.4

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
93,253	Lehman XS Trust Series 2005-5N 1A2, 1.576%, 11/25/35	$74,942	0.0
1,584,566	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 1.366%, 08/25/36	780,497	0.4
68,804	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	65,135	0.0
181,091	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.432%, 03/25/35	177,582	0.1
183,006	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.313%, 10/25/36	168,577	0.1
615,481	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Trust, 2.808%, 09/25/35	629,717	0.3
199,091	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 2.918%, 09/25/36	188,569	0.1
33,926	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.937%, 10/25/36	32,782	0.0
233,629	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.708%, 11/25/36	223,589	0.1
851,053	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust 1A4, 2.708%, 11/25/36	814,479	0.4
108,358	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.808%, 12/25/36	102,899	0.1
129,012	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.887%, 08/25/46	118,886	0.1
210,430	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.953%, 12/25/36	200,805	0.1
21,782	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.763%, 04/25/37	19,293	0.0
115,890	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.845%, 07/25/37	96,460	0.1
1,136,214	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.116%, 11/25/35	898,864	0.5
208,301	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	186,052	0.1
283,827	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	269,275	0.1
1,292,582	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 1.816%, 07/25/36	774,885	0.4
1,316,871	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.692%, 08/25/46	969,134	0.5
87,887	Wells Fargo Alternative Loan 2007-PA2 2A1, 1.646%, 06/25/37	69,834	0.0
814,927	Wells Fargo Mortgage Backed Securities 2006-8 A15 Trust, 6.000%, 07/25/36	822,638	0.4
1,048,691	Wells Fargo Mortgage Backed Securities 2006-8 A18 Trust, 6.000%, 07/25/36	1,058,615	0.6
1,234,653	Wells Fargo Mortgage Backed Securities 2006-AR12 Trust 1A1, 3.278%, 09/25/36	1,176,219	0.6
824,186	Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 3.048%, 10/25/36	802,003	0.4
53,671	Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 3.167%, 03/25/36	51,612	0.0
150,132	Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.329%, 05/25/36	144,342	0.1
159,558	Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A4, 3.329%, 05/25/36	153,404	0.1
752,436	Wells Fargo Mortgage Backed Securities 2007-3 AE, 1.187%, 04/25/37	630,846	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
502,180	Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 3.169%, 12/28/37	$485,062	0.3

	Total Collateralized Mortgage Obligations
	(Cost $39,599,785)	41,963,211	21.9

BANK LOANS: 17.6%
	Auto Components: 0.1%
149,625	Broadstreet Partners Inc Term Loan, 5.476%, 10/27/23	151,823	0.1

	Auto Manufacturers: 0.0%
13,636	CH Hold Corp. Delayed Draw Term Loan B, 3.000%, 01/18/24	13,702	0.0

	Automotive: 0.7%
150,000	Bright Bidco B.V. Term Loan B, 4.049%, 02/27/24	152,344	0.1
246,231	Dynacast International LLC - Term Loan B, 4.546%, 01/30/22	248,078	0.1
246,226	Midas Intermediate Holdco II, LLC - Incremental Term Loan B, 4.046%, 08/18/21	247,227	0.1
246,194	NN, Inc. 2016 Term Loan B, 5.476%, 09/21/22	246,156	0.1
150,000	Superior Industries International, Inc. 1st Lien Term Loan B, 5.787%, 03/22/24	149,625	0.1
246,250	TI Group Automotive Systems, L.L.C. - 2015 USD Term Loan, 3.976%, 06/24/22	246,558	0.1
150,000	Truck Hero, Inc. 1st Lien Term Loan, 5.156%, 04/21/24	149,062	0.1
		1,439,050	0.7

	Building & Development: 0.7%
375	American Builders & Contractors Supply Co., Inc. 2017 Term Loan B, 3.726%, 10/31/23	376	0.0
150,000	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.220%, 03/24/24	151,406	0.1
150,000	Doosan Infracore International, Inc. - Term Loan B, 4.049%, 05/28/21	150,492	0.1
149,250	Forterra Finance, LLC 2017 Term Loan B, 4.226%, 10/25/23	141,265	0.0
150,000	Installed Building Products, Inc. Term Loan B, 4.000%, 03/23/24	150,469	0.1
149,625	Quikrete HLDGS Inc Term Loan, 3.976%, 11/02/23	149,521	0.0
196,330	Ventia Service (fka Leighton), Upsized Term Loan B, 4.799%, 05/21/22	198,785	0.1
150,000	Werner Co. 2017 Term Loan, 5.299%, 06/23/24	149,625	0.1
149,625	Wilsonart LLC 2016 Term Loan, 4.800%, 12/19/23	150,342	0.1
148,504	Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 4.789%, 06/14/21	149,865	0.1
		1,392,146	0.7

	Business Equipment & Services: 1.7%
150,000	AlixPartners, LLP 2017 Term Loan B, 4.296%, 04/29/24	150,881	0.1
265,000	Almonde, Inc. USD 1st Lien Term Loan, 4.736%, 04/27/24	265,382	0.1
150,000	Array Canada Inc. Term Loan B, 6.296%, 01/02/23	149,344	0.1
150,000	ASP MCS Acquisition Corp. Term Loan B, 5.959%, 05/12/24	152,063	0.1
149,250	Camelot UK Holdco Limited 2017 Term Loan B, 4.726%, 10/03/23	150,307	0.1
150,000	Colorado Buyer Inc Term Loan B, 4.170%, 03/28/24	151,088	0.1
149,250	DTI Holdco, Inc. 2016 Term Loan B, 6.422%, 09/21/23	145,239	0.1
150,000	EIG Investors Corp. 2017 Term Loan, 5.242%, 02/09/23	150,719	0.1
150,000	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 4.799%, 06/01/24	151,377	0.1
150,000	EVO Payments international Term Loan B, 6.230%, 11/15/23	151,992	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
128,469	Garda World Security Corporation 2017 Term Loan, 5.226%, 04/05/24	$129,272	0.0
246,263	KUEHG Corp.. 2017 1st Lien Term Loan, 5.046%, 08/13/22	247,879	0.1
242,247	Learning Care Group (US) No. 2 Inc. - New Term Loan, 5.389%, 05/05/21	245,426	0.1
100,000	Aerial Merger Sub, Inc. 2nd Lien Term Loan, 9.299%, 02/24/25	101,458	0.0
150,000	Aerial Merger Sub, Inc. Term Loan B2, 5.049%, 02/28/24	151,289	0.1
140,132	Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 6.500%, 05/31/19	141,577	0.1
247,500	Solera Management, USD Term Loan B, 4.476%, 02/10/23	248,428	0.1
150,000	SurveyMonkey Inc. 2017 Term Loan, 5.800%, 04/13/24	150,938	0.1
150,000	Switch, LTD. Term Loan B, 4.049%, 06/20/24	150,750	0.1
		3,185,409	1.7

	Cable & Satellite Television: 0.6%
150,000	Radiate Holdco, LLC 1st Lien Term Loan, 4.226%, 12/02/23	148,266	0.0
170,000	Telenet Financing USD LLC USD Term Loan AI, 3.909%, 03/31/25	170,266	0.1
149,251	Telesat Canada Term Loan B4, 4.300%, 11/17/23	150,308	0.1
150,000	UPC Financing Partnership USD Term Loan AP, 3.909%, 04/15/25	150,356	0.1
150,000	Virgin Media Investment Holdings Limited USD Term Loan I, 3.909%, 01/31/25	150,266	0.1
148,842	WaveDivision Holdings, LLC Term Loan B, 3.930%, 10/15/19	149,284	0.1
248,750	Wideopenwest Finance, LLC, 2016 Term Loan B, 4.702%, 08/12/23	249,201	0.1
		1,167,947	0.6

	Chemicals & Plastics: 1.1%
85,121	Allnex S.a.r.l. (Monarch), Term B-2 Facility, 4.406%, 05/31/23	85,334	0.1
64,129	Allnex S.a.r.l. (Monarch), Term B-3 Facility, 4.406%, 05/31/23	64,290	0.0
150,000	Alpha 3 B.V. 2017 Term Loan B1, 4.296%, 01/24/24	150,637	0.1
175,000	Avantor Performance Materials Holdings, LLC 2017 1st Lien Term Loan, 5.230%, 03/10/24	176,349	0.1
242,728	Emerald Performance Materials, LLC - New 1st Lien Term Loan, 4.726%, 08/01/21	244,791	0.1
34,928	Flint Group GmbH - USD Term Loan C, 4.153%, 09/07/21	34,731	0.0
211,284	Flint Group US LLC - USD 1st Lien Term Loan B2, 4.153%, 09/07/21	212,130	0.1
247,506	Huntsman Intl LLC Term Loan B, 4.121%, 11/03/23	248,820	0.1
122,365	Ineos Styrolution US Holding LLC, 4.049%, 03/30/24	123,283	0.1
246,241	Ineos US Finance LLC 2022 USD Term Loan, 3.976%, 03/31/22	247,279	0.1
150,000	KMG Chemicals Inc Term Loan B, 5.409%, 04/23/24	151,783	0.1
173,318	Kraton Polymers, LLC 2016 Term Loan B, 5.226%, 01/06/22	175,249	0.1
124,034	Tronox Pigments (Netherlands) BV, Term Loan, 4.796%, 03/19/20	125,035	0.1
		2,039,711	1.1

	Clothing/Textiles: 0.1%
246,222	Varsity Brands, Inc. - 1st Lien Term Loan, 4.727%, 12/03/21	247,838	0.1

	Conglomerates: 0.1%
149,250	WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.702%, 07/13/23	150,680	0.1

	Containers & Glass Products: 1.1%
150,000	Albea Beauty Holdings S.A USD 1st Lien Term Loan, 5.164%, 03/09/24	150,375	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products: (continued)
246,321	Berlin Packaging LLC 2017 Term Loan B, 4.517%, 10/01/21	$247,306	0.1
150,000	BWAY Holding Company 2017 Term Loan B, 4.474%, 04/03/24	150,054	0.1
150,000	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.726%, 05/09/24	151,148	0.1
150,000	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.549%, 12/13/23	150,787	0.1
149,625	Milacron LLC Amended Term Loan B, 4.226%, 09/28/23	150,186	0.1
149,625	Prompac PG Borrower LLC First Lien Term Loan, 5.193%, 11/18/23	151,807	0.1
248,752	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.226%, 02/05/23	249,568	0.1
239,052	SIG Combibloc US Acquisition Inc - USD Term Loan, 4.226%, 03/13/22	240,663	0.1
246,241	Tekni-Plex, Inc. - 2015 USD Term Loan B, 4.726%, 06/01/22	246,887	0.1
136,023	Tricorbraun HLDGS Inc First Lien Term Loan, 5.046%, 11/30/23	137,553	0.1
13,636	TricorBraun, Inc. 1st Lien Delayed Draw Term Loan, 3.750%, 11/30/23	13,790	0.0
		2,040,124	1.1

	Cosmetics/Toiletries: 0.1%
149,250	Revlon Consumer Products Corporation, Term Loan B 2016, 4.726%, 07/22/23	139,518	0.1

	Diversified: 0.1%
246,875	First Eagle Holdings, Inc. Term Loan B, 4.796%, 12/01/22	249,498	0.1

	Drugs: 0.2%
165,000	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.500%, 04/05/24	166,585	0.1
60,000	Horizon Pharma, Inc. 2017 Term Loan B, 5.049%, 03/23/24	60,338	0.0
143,167	Prestige Brands, Inc. Term Loan B4, 3.976%, 01/26/24	144,024	0.1
		370,947	0.2

	Ecological Services & Equipment: 0.1%
127,942	ADS WASTE HLDGS INC TERM LOAN, 3.941%, 11/10/23	128,741	0.0
149,625	Casella Waste Systems, Inc. 2017 Term Loan B, 3.959%, 10/17/23	150,467	0.1
		279,208	0.1

	Electronics/Electrical: 1.6%
150,000	Aptean, Inc. 2016 1st Lien Term Loan, 6.226%, 12/24/22	150,937	0.1
148,125	Avast Software B.V. 2017 USD Term Loan B, 4.546%, 09/30/23	149,668	0.1
98,908	Compuware Corporation Term Loan B3, 5.550%, 12/15/21	99,429	0.0
127,813	Epicor Software Corporation 1st Lien Term Loan, 4.980%, 05/08/22	127,892	0.1
113,065	Epicor Software Corporation 2016 Term Loan, 5.230%, 06/01/22	113,171	0.0
148,866	Eze Castle Software Inc. 2017 1st Lien Term Loan, 4.296%, 04/06/20	149,982	0.1
149,625	Greeneden U.S. Holdings II, LLC 2017 Term Loan B, 5.296%, 12/01/23	150,261	0.1
150,000	Hyland Software, Inc. 2017 1st Lien Term Loan, 4.476%, 07/01/22	151,047	0.1
150,000	Infor (US), Inc. Term Loan B6, 4.046%, 02/01/22	149,304	0.1
169,575	Kronos Incorporated 2017 Term Loan B, 4.680%, 11/01/23	170,943	0.1
20,637	MA FinanceCo., LLC USD Term Loan B3, 3.964%, 04/18/24	20,660	0.0
375	Micron Technology, Inc., Term Loan B, 3.799%, 04/15/22	379	0.0
92,763	Oberthur Technologies S.A. 2016 USD Term Loan B2, 3.750%, 12/15/23	93,459	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
57,237	Oberthur Technologies S.A. 2016 USD Term Loan, 5.046%, 12/14/23	$57,666	0.0
144,984	Optiv Security, Inc. 1st Lien Term Loan, 4.438%, 01/19/24	142,779	0.1
150,000	Optiv Security, Inc. 2nd Lien Term Loan, 7.250%, 02/01/25	147,375	0.1
121,806	Quest Software US HLDGS Inc First Lien, 7.226%, 09/23/22	123,925	0.0
149,625	Rackspace Hosting, Inc. 1st Lien Term Loan, 4.673%, 10/26/23	150,171	0.1
149,625	RP Crown Parent LLC Term Loan B, 4.726%, 09/22/23	150,716	0.1
149,625	Sabre GLBL Inc. Term Loan B, 3.976%, 02/22/24	150,867	0.1
248,128	SolarWinds Holdings, Inc. 2017 Term Loan, 4.726%, 02/05/23	249,028	0.1
149,625	TESSERA HLDG CORP TERM LOAN B, 4.476%, 11/03/23	151,121	0.1
171,481	TTM Technologies, Term Loan B, 5.476%, 04/21/22	174,697	0.1
123,457	Veritas Technologies Corporation, USD Term Loan B-1, 5.796%, 01/29/23	123,735	0.0
		3,149,212	1.6

	Equipment Leasing: 0.1%
150,000	Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 5.549%, 06/06/24	149,737	0.1

	Financial Intermediaries: 0.2%
144,000	Blucora, Inc. Term Loan B, 5.037%, 04/19/24	144,900	0.0
150,000	Focus Financial Partners, LLC 1st Lien Term Loan, 4.549%, 05/22/24	151,406	0.1
150,000	Fortress Investment Group LLC 2017 Term Loan B, 4.049%, 06/02/22	151,063	0.1
		447,369	0.2

	Food Products: 0.4%
150,000	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.299%, 06/21/24	150,750	0.1
69,822	Atrium Innovations Inc. USD Term Loan, 4.796%, 02/13/21	70,171	0.0
96,171	CSM Bakery Solutions LLC - 1st Lien Term Loan, 5.300%, 07/03/20	91,362	0.0
246,183	Del Monte Foods, Inc. - 1st Lien Term Loan, 4.435%, 02/18/21	200,024	0.1
150,000	Nomad Foods Europe Midco Limited USD Term Loan B, 2.750%, 04/18/24	150,633	0.1
150,000	NPC International, Inc. 1st Lien Term Loan, 4.716%, 03/17/24	150,844	0.1
		813,784	0.4

	Food Service: 0.3%
148,154	Landrys, Inc. 2016 Term Loan B, 3.971%, 09/13/23	147,891	0.1
208,974	Manitowoc Foodservice, Inc., Term Loan B, 4.226%, 04/02/23	210,934	0.1
148,875	US Foods, Inc., Term Loan B, 3.980%, 06/13/23	149,651	0.1
		508,476	0.3

	Food/Drug Retailers: 0.1%
149,625	Moran Foods LLC Term Loan, 7.226%, 11/29/23	145,885	0.0
149,625	Natures Bounty Co. (The) 2017 USD Term Loan B, 4.796%, 05/05/23	149,980	0.1
		295,865	0.1

	Forest Products: 0.1%
248,125	Blount International, Inc., Term Loan B USD, 6.216%, 04/12/23	252,312	0.1

	Health Care: 2.0%
153,860	Acadia Healthcare Company, Inc. - Term Loan B2, 3.977%, 04/02/23	155,149	0.1
149,619	ADMI Corp. - 2015 Term Loan B, 4.945%, 04/30/22	151,209	0.1
148,875	Air Medical Group Holdings, Inc., Incremental Term Loan B-1, 4.000%, 04/28/22	146,400	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
147,516	Air Methods Corporation 2017 Term Loan B, 4.796%, 04/21/24	$146,225	0.0
148,875	ATI Physical Therapy, First Lien Term Loan, 5.650%, 04/21/23	150,364	0.1
150,000	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 4.049%, 05/31/24	150,187	0.1
149,625	Envision Healthcare Corp Term Loan B, 4.300%, 11/09/23	150,448	0.1
149,251	ExamWorks Group, Inc. 2017 Term Loan, 4.476%, 07/23/23	150,339	0.1
150,000	Greenway Health, LLC 2017 1st Lien Term Loan, 6.050%, 02/14/24	150,687	0.1
124,688	inVentiv Health, Inc. 2016 Term Loan B, 4.952%, 09/28/23	125,266	0.0
150,000	Kinetic Concepts, Inc. 2017 USD Term Loan B, 4.546%, 01/25/24	149,469	0.1
136,816	Multiplan, Inc, First Lien Term Loan, 4.296%, 06/07/23	136,969	0.0
157,050	NVA Holdings, Inc. USD 1st Lien Term Loan B2, 4.796%, 08/14/21	158,399	0.1
148,875	Precyse Acquisition Corp., First Lien Term Loan, 5.726%, 09/30/22	149,945	0.1
148,875	Prospect Medical Holdings, Inc. Term Loan, 7.250%, 06/01/22	150,643	0.1
160,000	Select Medical Corporation 2017 Term Loan B, 4.810%, 01/26/24	161,499	0.1
165,000	Sterigenics-Nordion Holdings, LLC 2017 Term Loan B, 4.226%, 03/23/22	164,691	0.1
150,000	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.549%, 06/06/24	150,563	0.1
247,478	Surgery Center Holdings, Inc. New 1st Lien Term Loan, 4.980%, 07/09/20	249,064	0.1
150,000	Team Health Holdings, Inc. 1st Lien Term Loan, 3.976%, 01/17/24	149,381	0.1
150,000	Tecomet Inc. 2017 Term Loan B, 4.922%, 04/13/24	150,094	0.1
150,000	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.549%, 06/07/24	150,375	0.1
246,875	U.S. Renal Care, Inc. - 2015 Term Loan B, 5.546%, 11/06/22	240,395	0.1
219,963	Vizient, Inc. 2017 Term Loan B, 4.726%, 02/13/23	222,300	0.1
		3,860,061	2.0

	Home Furnishings: 0.2%
148,877	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 3.974%, 05/02/22	149,262	0.1
189,525	Serta Simmons Bedding, LLC 1st Lien Term Loan, 4.773%, 10/20/23	189,486	0.1
		338,748	0.2

	Industrial Equipment: 0.6%
145,787	Columbus McKinnon Corporation Term Loan B, 4.296%, 01/13/24	147,244	0.1
120,959	Cortes NP Acquisition Corporation 2017 Term Loan B, 5.226%, 11/30/23	121,562	0.1
246,183	EWT Holdings III Corp. - 1st Lien Term Loan, 5.046%, 01/15/21	247,722	0.1
246,314	Filtration Group Corporation - 1st Lien Term Loan, 4.476%, 11/21/20	248,341	0.1
149,250	Global Brass and Copper, Inc., Term Loan B, 5.500%, 06/15/23	149,806	0.1
180,711	Kenan Advantage Group, Inc., Term Loan B, 4.226%, 07/31/22	180,994	0.1
54,955	Kenan Advantage Group, Inc., Term Loan Canada Borrower, 4.226%, 07/31/22	55,041	0.0
		1,150,710	0.6

	Insurance: 1.0%
200,000	Acrisure, LLC 2016 Term Loan B, 6.296%, 10/28/23	202,281	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance: (continued)
246,242	Alliant Holdings I, Inc. - 2015 Term Loan B, 4.417%, 07/15/22	$247,030	0.1
246,887	AssuredPartners, Inc. 2017 Term Loan, 4.726%, 10/21/22	247,134	0.1
150,000	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.230%, 03/29/24	149,813	0.1
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 7.976%, 03/29/25	153,938	0.1
136,364	CH Hold Corp. 1st Lien Term Loan, 4.226%, 01/18/24	137,017	0.1
246,193	Hub International Limited - Term Loan B, 4.422%, 10/02/20	247,387	0.1
149,625	NFP Corp. Term Loan B, 4.796%, 01/06/24	150,504	0.1
150,000	USI, Inc. 2017 Term Loan B, 4.180%, 03/30/24	149,269	0.1
149,250	VF Holding Corp Reprice Term Loan, 4.546%, 06/30/23	149,413	0.1
		1,833,786	1.0

	Leisure Good/Activities/Movies: 0.7%
150,000	Equinox Holdings, Inc. 2017 Term Loan B, 4.476%, 03/03/24	150,867	0.1
172,948	Fitness International, LLC., Upsized Term Loan B, 5.476%, 07/01/20	175,506	0.1
246,250	LTF Merger Sub, Inc. 2017 Term Loan B, 4.226%, 06/10/22	247,085	0.1
246,203	NEP/NCP Holdco, Inc. - Incremental Term Loan, 4.476%, 01/22/20	246,921	0.1
147,388	SRAM, LLC 2017 Term Loan, 4.609%, 03/07/24	147,849	0.1
149,250	UFC Holdings (fka Zuffa), First Lien Term Loan, 4.470%, 07/20/23	149,850	0.1
143,500	Winnebago Industries, Inc. Term Loan, 5.721%, 10/28/23	145,025	0.1
		1,263,103	0.7

	Lodging & Casinos: 0.6%
246,241	Amaya Holdings B.V. Repriced Term Loan B, 4.796%, 08/01/21	246,993	0.1
148,539	American Casino ENTMT PPTYS Term Loan, 4.476%, 07/07/22	149,653	0.1
28,196	Aristocrat Leisure Limited 2017 Term Loan B, 3.406%, 10/20/21	28,351	0.0
150,000	Caesars Growth Properties Holdings, LLC 2017 Term Loan, 4.226%, 05/08/21	150,750	0.1
150,000	Everi Payments Inc. Term Loan B, 5.754%, 05/01/24	151,359	0.1
15,000	Pinnacle Entertainment, Inc., Term Loan B, 4.230%, 04/28/23	15,108	0.0
200,000	Scientific Games International, Inc. 2017 Term Loan B3, 5.108%, 10/01/21	202,214	0.1
150,000	Seminole Tribe of Florida 2017 Term Loan B, 3.299%, 06/21/24	150,469	0.1
		1,094,897	0.6

	Oil & Gas: 0.3%
150,000	Limetree Bay Terminals, LLC 2017 Term Loan B, 6.159%, 02/15/24	151,500	0.1
246,870	Southcross Energy Partners, L.P., Term Loan, 5.546%, 08/04/21	220,640	0.1
150,000	Summit Midstream Partners Holdings, LLC Term Loan B, 7.226%, 03/06/22	152,062	0.1
		524,202	0.3

	Publishing: 0.0%
55,819	McGraw Hill Global Education, Term Loan B, 5.226%, 05/04/22	55,058	0.0

	Radio & Television: 0.4%
135,474	CBS Radio Inc. Term Loan B, 4.716%, 10/06/23	136,553	0.1
144,375	Entercom Radio, LLC 2016 Term Loan, 3.500%, 11/01/23	145,205	0.1
149,625	Learfield Communications Inc. 2016 1ST Lien Term Loan, 4.480%, 11/17/23	150,747	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Radio & Television: (continued)
101,250		Lions Gate Entertainment Corp. 2016 1st Lien Term Loan, 4.226%, 10/12/23	$101,870	0.0
268,552		Univision Communications Inc. Term Loan C5, 3.976%, 03/15/24	264,104	0.1
			798,479	0.4

		Retailers (Except Food & Drug): 0.7%
175,000		BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 4.968%, 01/26/24	170,060	0.1
119,412		FullBeauty Brands (F.K.A. OneStopPlus), 1st Lien Term Loan, 5.976%, 09/22/22	74,633	0.0
124,375		Jo-Ann Stores, Inc. 2016 Term Loan, 6.391%, 09/27/23	124,038	0.1
149,250		Leslies Poolmart, Inc., Term Loan B, 4.871%, 07/27/23	149,856	0.1
231,654		Men's Wearhouse, Inc. (The) - Term Loan B, 4.725%, 06/18/21	222,388	0.1
149,614		National Vision, Inc. 1st Lien Term Loan, 4.226%, 03/12/21	150,095	0.1
246,875		Petco Animal Supplies, Inc. 2017 Term Loan B, 4.172%, 01/09/23	223,113	0.1
150,000		Sally Holdings, LLC Term Loan B1, 3.799%, 06/30/24	150,938	0.1
			1,265,121	0.7

		Surface Transport: 0.3%
150,000		AI Mistral Holdco Limited 2017 Term Loan B, 4.226%, 01/27/24	150,031	0.1
149,620		Navistar International Corp. Term Loan B, 5.230%, 08/07/20	151,397	0.1
200,252		OSG Bulk Ships, Inc - OBS Term Loan, 5.430%, 08/05/19	200,085	0.1
			501,513	0.3

		Telecommunications: 0.8%
239,777		Asurion LLC New Term Loan B4, 4.476%, 08/04/22	241,275	0.1
160,000		CenturyLink, Inc. 2017 Term Loan B, 1.375%, 01/31/25	158,457	0.1
246,258		Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.226%, 10/24/22	246,514	0.1
149,250		Consolidated Communications, Inc. 2016 Term Loan B, 4.230%, 09/30/23	150,258	0.1
149,225		LTS Buyer LLC 1st Lien Term Loan, 4.546%, 04/11/20	150,048	0.1
150,000		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 5.799%, 08/25/24	149,789	0.1
375		Sprint Communications, Inc. 1st Lien Term Loan B, 3.750%, 02/02/24	375	0.0
150,000		U.S. Telepacific Corporation 2017 Term Loan B, 6.226%, 04/17/23	148,523	0.1
247,506		Windstream Corporation Repriced Term Loan B6, 5.210%, 03/16/21	247,042	0.1
			1,492,281	0.8

		Utilities: 0.5%
149,625		Dayton Power and Light Company, Term Loan, 4.480%, 08/15/22	152,101	0.1
145,204		Dynegy Inc. 2017 Term Loan C, 4.476%, 06/27/23	145,058	0.1
143,731		Helix Gen Funding, LLC Term Loan B, 4.960%, 02/23/24	144,950	0.0
150,000		Meter Readings Holding, LLC 2016 Term Loan B, 4.049%, 08/17/23	151,500	0.1
64,675		Middle River Power LLC Term Loan B, 8.296%, 09/29/22	60,956	0.0
150,000		Nautilus Power, LLC Term Loan B, 5.726%, 04/26/24	148,969	0.1
203,063		TEX Operations Co. LLC Exit Term Loan B, 3.976%, 08/04/23	201,362	0.1
46,429		TEX Operations Co. LLC Exit Term Loan C, 3.977%, 08/04/23	46,040	0.0
			1,050,936	0.5

	Total Bank Loans
	(Cost $33,387,891)		33,713,251	17.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.5%
8,351,341	^	CD 2016-CD1 Mortgage Trust XA, 1.575%, 08/10/49	809,327	0.4
14,660,000	#,^	CD 2016-CD1 Mortgage Trust XB, 0.818%, 08/10/49	827,551	0.4

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,210,243	^	COMM 2012-CR1 XA, 2.060%, 05/15/45	$311,929	0.2
13,740,947	^	COMM 2012-CR3 XA, 2.219%, 10/15/45	965,932	0.5
7,608,219	#,^	COMM 2012-LTRT XA, 1.015%, 10/05/30	306,468	0.2
2,255,601	^	COMM 2013-LC6 XA, 1.804%, 01/10/46	111,048	0.1
7,217,369	^	COMM 2016-COR1 XA, 1.633%, 10/10/49	692,849	0.4
2,864,423	^	COMM 2016-CR28 XA, 0.374%, 02/10/49	119,063	0.1
1,100,448	^	COMM 2012-CR4 XA, 2.035%, 10/15/45	71,678	0.0
10,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E, 5.736%, 05/15/36	10,174	0.0
10,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	9,990	0.0
1,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	993,269	0.5
6,668,891	^	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/20	858,032	0.4
10,470,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.853%, 12/25/41	977,794	0.5
2,785,525	^	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 2.118%, 08/25/18	41,809	0.0
8,937,711	^	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.085%, 02/25/41	629,462	0.3
100,000	^	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.896%, 08/25/39	10,222	0.0
728,215	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	2,567	0.0
203,197,429	#,^	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/47	590,329	0.3
490,647	#	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	492,946	0.3
8,490,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.424%, 12/15/47	143,559	0.1
140,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.510%, 06/12/41	142,649	0.1
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	1,007,304	0.5
639,851		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4 B, 5.129%, 10/15/42	638,116	0.3
500,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 C, 5.581%, 07/15/46	538,912	0.3
6,566,059	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.826%, 06/15/45	345,484	0.2
37,736	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	37,598	0.0
5,241		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	5,322	0.0
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	997,169	0.5
760,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	756,699	0.4
1,000,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 H, 5.350%, 09/15/40	986,552	0.5
2,358,394	#,^	LSTAR Commercial Mortgage Trust 2017-5 X, 1.393%, 03/10/50	131,667	0.1
1,000,000	#	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/41	999,239	0.5
14,738,968	^	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.288%, 12/15/47	773,693	0.4

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	270,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	$289,801	0.2
	9,994,443	^	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33 XA, 1.611%, 05/15/50	954,226	0.5
	424,183	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.069%, 08/15/45	32,223	0.0
	4,034,266	#,^	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.233%, 11/15/45	287,185	0.1
	7,162,274	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	365,397	0.2

		Total Commercial Mortgage-Backed Securities
		(Cost $18,154,941)		18,265,234	9.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
			Federal National Mortgage Association: 0.0%##
	11,351		5.500%, due 10/01/39	12,674	0.0

		Total U.S. Government Agency Obligations
		(Cost $12,320)		12,674	0.0

FOREIGN GOVERNMENT BONDS: 9.4%
	1,075,000		Argentine Republic Government International Bond, 6.875%, 01/26/27	1,114,238	0.6
CLP	355,000,000		Bonos Tesoreria Pesos, 4.500%, 02/28/21	559,461	0.3
BRL	3,590,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/19	1,099,855	0.6
BRL	1,115,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	337,046	0.2
BRL	7,838,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,340,119	1.2
BRL	2,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	737,125	0.4
	1,000,000		Brazilian Government International Bond, 6.000%, 04/07/26	1,081,500	0.6
COP	1,291,400,000		Colombian TES, 11.000%, 07/24/20	489,809	0.2
	500,000		Egypt Government International Bond, 7.500%, 01/31/27	531,968	0.3
HUF	107,170,000		Hungary Government Bond, 7.500%, 11/12/20	484,207	0.2
IDR	1,079,000,000		Indonesia Treasury Bond, 8.375%, 09/15/26	89,502	0.0
IDR	1,153,000,000		Indonesia Treasury Bond, 11.000%, 09/15/25	109,095	0.0
	500,000	#	KSA Sukuk Ltd., 3.628%, 04/20/27	511,355	0.3
	750,000	#	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/27	762,188	0.4
ARS	2,000,000		Republic of Argentina, 18.200%, 10/03/21	127,421	0.1
ARS	7,100,000		Republic of Argentina, 21.200%, 09/19/18	430,206	0.2
RUB	45,350,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	744,632	0.4
RUB	10,510,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	171,987	0.1
RUB	84,770,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	1,422,296	0.7
RUB	142,790,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	2,408,726	1.3
RUB	102,540,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	1,683,064	0.9
	400,000	#	Sri Lanka Government International Bond, 6.200%, 05/11/27	400,363	0.2
UYU	10,000,000		Uruguay Government International Bond, 9.875%, 06/20/22	362,067	0.2

		Total Foreign Government Bonds
		(Cost $17,995,261)		17,998,230	9.4

ASSET-BACKED SECURITIES: 11.7%
			Automobile Asset-Backed Securities: 0.1%
	166,000		Santander Drive Auto Receivables Trust 2015-1 D, 3.240%, 04/15/21	168,354	0.1

			Home Equity Asset-Backed Securities: 1.8%
	691,503		GSAA Home Equity Trust 2006-3 A3, 1.516%, 03/25/36	511,416	0.3
	979,207		GSAA Home Equity Trust 2006-4 4A3, 3.396%, 03/25/36	788,338	0.4
	1,535,750		GSAA Trust 2006-7 AF2, 5.995%, 03/25/46	1,114,117	0.6

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
1,195,104		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 1.446%, 02/25/37	$1,041,975	0.5
			3,455,846	1.8

		Other Asset-Backed Securities: 7.4%
190,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.158%, 10/15/27	191,201	0.1
140,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	149,368	0.1
130,000	#	Apidos CLO XI 2012-11A BR, 3.108%, 01/17/28	130,412	0.1
120,000	#	Apidos CLO XVII 2014-17A A2R, 3.008%, 04/17/26	120,007	0.1
200,000	#	Apidos CLO XVII 2014-17A BR, 3.658%, 04/17/26	199,998	0.1
500,000	#	Ares XXIX CLO Ltd. 2014-1A BR, 3.458%, 04/17/26	499,995	0.3
250,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.506%, 04/25/26	250,030	0.1
1,500,000	#	Babson CLO Ltd. 2013-IIA C, 4.408%, 01/18/25	1,495,599	0.8
250,000	#	Babson CLO Ltd. 2014-IA BR, 3.356%, 07/20/25	250,003	0.1
250,000	#	Blue Hill CLO Ltd. 2013-1A C1R, 3.558%, 01/15/26	249,998	0.1
280,000	#	BlueMountain CLO 2012-2A BR, 3.072%, 11/20/28	280,757	0.1
1,000,000	#	BlueMountain CLO 2014-2A DR, 07/20/26	1,000,000	0.5
180,000	#	BlueMountain CLO 2014-4A B1R, 3.050%, 11/30/26	180,143	0.1
160,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	160,158	0.1
350,000	#	Bristol Park CLO Ltd. 2016-1A B, 3.058%, 04/15/29	351,731	0.2
150,000	#	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 3.056%, 01/20/29	150,456	0.1
250,000	#	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.320%, 07/27/26	250,471	0.1
250,000	#	Cedar Funding II CLO Ltd. 2013-1A CR, 3.639%, 06/09/30	250,000	0.1
500,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.406%, 07/23/30	499,994	0.3
250,000	#	CIFC Funding 2017-2A C Ltd., 3.450%, 04/20/30	249,998	0.1
280,000	#	Dryden 33 Senior Loan Fund 2014-33A BR, 3.008%, 10/15/28	280,843	0.1
350,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	350,000	0.2
250,000	#	Dryden Senior Loan Fund 2014-31A CR, 3.258%, 04/18/26	249,998	0.1
250,000	#	Dryden Senior Loan Fund 2014-34A CR, 3.308%, 10/15/26	250,033	0.1
250,000	#	Dryden Senior Loan Fund 2017-47A C, 3.595%, 04/15/28	250,198	0.1
1,000,000	#	Dryden XXV Senior Loan Fund 2012-25A D, 5.158%, 01/15/25	1,001,383	0.5
250,000	#	Flatiron CLO Ltd. 2013-1A A2R, 2.808%, 01/17/26	249,999	0.1
250,000	#	Flatiron CLO Ltd. 2013-1A BR, 3.508%, 01/17/26	249,998	0.1
100,000	#	Invitation Homes Trust 2014-SFR2 E, 4.151%, 06/17/32	101,308	0.1
250,000	#	Jay Park CLO Ltd. 2016-1A B, 3.556%, 10/20/27	249,997	0.1
250,000	#	Madison Park Funding XIII Ltd. 2014-13A CR, 3.308%, 01/19/25	250,007	0.1
250,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.258%, 04/15/26	250,033	0.1
500,000	#	Octagon Investment Partners XVI Ltd. 2013-1A D, 4.508%, 07/17/25	495,005	0.3
340,000	#	OHA Loan Funding Ltd. 2016-1A B1, 2.956%, 01/20/28	340,776	0.2
300,000	#	Palmer Square CLO 2013-2A BR Ltd., 3.408%, 10/17/27	300,187	0.2
500,000	#	Palmer Square CLO 2015-1A BR Ltd., 3.722%, 05/21/29	499,989	0.3
300,000	#	Palmer Square CLO 2015-2A BR Ltd., 3.707%, 07/20/30	300,000	0.2
400,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	404,009	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
220,000	#	Shackleton CLO Ltd. 2016-9A A, 2.656%, 10/20/28	$222,189	0.1
120,000	#	Symphony CLO Ltd. 2016-18A B, 2.926%, 01/23/28	120,124	0.1
250,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.356%, 10/20/26	250,007	0.1
300,000	#	THL Credit Wind River 2017-2A A Clo Ltd., 2.544%, 07/20/30	300,000	0.2
350,000	#	THL Credit Wind River CLO Ltd. 2017-1A C, 3.334%, 04/18/29	349,995	0.2
			14,226,397	7.4

		Student Loan Asset-Backed Securities: 2.4%
750,000	#	Earnest Student Loan Program 2017-A C LLC, 4.130%, 01/25/41	707,665	0.4
1,000,000	#	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/45	875,083	0.5
1,000,000	#	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	979,873	0.5
1,000,000	#	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/40	1,010,950	0.5
1,000,000	#	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/40	998,670	0.5
			4,572,241	2.4

	Total Asset-Backed Securities
	(Cost $22,253,685)		22,422,838	11.7

U.S. TREASURY OBLIGATIONS: 3.8%
		Treasury Inflation Indexed Protected Securities: 2.9%
5,668,712		0.375%, due 01/15/27	5,569,781	2.9

		U.S. Treasury Notes: 0.9%
794,000		1.250%, due 05/31/19	792,186	0.4
875,000		1.250%, due 06/30/19	872,710	0.5
9,000		2.000%, due 06/30/24	8,920	0.0
9,000		2.375%, due 05/15/27	9,059	0.0
			1,682,875	0.9

	Total U.S. Treasury Obligations
	(Cost $7,295,749)		7,252,656	3.8

	Total Long-Term Investments
	(Cost $169,618,835)		173,298,521	90.5

SHORT-TERM INVESTMENTS: 8.6%
		Securities Lending Collateralcc: 0.5%
40,458		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $40,462, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $41,267, due 07/28/17-09/09/49)	40,458	0.0
847,682		Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $847,762, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $864,636, due 07/15/17-05/20/67)	847,682	0.5
49,246		HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $49,250, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $50,231, due 07/15/17-01/15/37)	49,246	0.0
24,188		Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $24,190, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $24,672, due 07/07/17-01/15/30)	24,188	0.0
			961,574	0.5

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Bank Loans: 0.1%
150,000	Bass Pro Group, LLC Asset Sale Term Loan, 6.046%, 05/04/18
	(Cost $148,996)	$149,905	0.1

	U.S. Treasury Obligations: 3.6%
7,030,000	United States Treasury Note, 0.625%, 06/30/18
	(Cost $6,986,669)	6,985,788	3.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.4%
8,350,734	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $8,350,734)	8,350,734	4.4

	Total Short-Term Investments
	(Cost $16,447,973)	16,448,001	8.6

	Total Investments in Securities (Cost $186,066,808)	$189,746,522	99.1
	Assets in Excess of Other Liabilities	1,713,305	0.9
	Net Assets	$191,459,827	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
&	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
RUB	Russian Ruble
UYU	Uruguayan Peso Uruguayo

Cost for federal income tax purposes is $186,123,438.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,392,624
Gross Unrealized Depreciation	(769,540)
Net Unrealized Appreciation	$3,623,084

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$31,670,427	$–	$31,670,427
Collateralized Mortgage Obligations	–	41,963,211	–	41,963,211
Short-Term Investments	8,350,734	8,097,267	–	16,448,001
U.S. Treasury Obligations	–	7,252,656	–	7,252,656
Commercial Mortgage-Backed Securities	–	18,265,234	–	18,265,234
U.S. Government Agency Obligations	–	12,674	–	12,674
Bank Loans	–	33,713,251	–	33,713,251
Asset-Backed Securities	–	22,422,838	–	22,422,838
Foreign Government Bonds	–	17,998,230	–	17,998,230
Total Investments, at fair value	$8,350,734	$181,395,788	$–	$189,746,522
Other Financial Instruments+
Centrally Cleared Swaps	–	8,154	–	8,154
Forward Foreign Currency Contracts	–	737,067	–	737,067
Futures	295,784	–	–	295,784
Total Assets	$8,646,518	$182,141,009	$–	$190,787,527
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(309,683)	$–	$(309,683)
Forward Foreign Currency Contracts	–	(493,510)	–	(493,510)
Futures	(87,029)	–	–	(87,029)
Total Liabilities	$(87,029)	$(803,193)	$–	$(890,222)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,231,564	USD	1,686,706	Barclays Bank PLC	07/28/17	$34,968
USD	425,875	GBP	334,281	Barclays Bank PLC	07/28/17	(9,874)
SEK	1,070,935	USD	123,085	Barclays Bank PLC	07/28/17	4,220
USD	209,000	NOK	1,754,950	Barclays Bank PLC	07/28/17	(1,319)
USD	265,000	NOK	2,246,231	Barclays Bank PLC	07/28/17	(4,195)
USD	2,972,657	EUR	2,651,653	Barclays Bank PLC	07/28/17	(60,037)
BRL	481,462	USD	145,171	Barclays Bank PLC	08/11/17	(1,069)
USD	3,851	CLP	2,579,830	Barclays Bank PLC	08/11/17	(31)
USD	143,031	BRL	452,479	Barclays Bank PLC	08/11/17	7,604
USD	14,834	COP	43,572,502	Barclays Bank PLC	08/11/17	617
USD	1,997,403	JPY	222,080,000	Barclays Bank PLC	09/20/17	16,056
USD	18,277	JPY	2,032,164	Barclays Bank PLC	09/20/17	147
USD	983,312	JPY	109,329,000	Barclays Bank PLC	09/20/17	7,904
ZAR	9,920,262	USD	749,792	BNP Paribas	07/14/17	7,077
PLN	7,612,760	USD	2,036,803	Citibank N.A.	07/14/17	17,453
USD	696	RON	2,828	Citibank N.A.	07/14/17	(13)
USD	85,714	RON	364,731	Citibank N.A.	07/14/17	(5,696)
USD	7,912	HUF	2,191,834	Citibank N.A.	07/14/17	(197)
USD	166,167	RUB	9,520,787	Citibank N.A.	07/14/17	5,078
USD	48,298	PLN	179,631	Citibank N.A.	07/14/17	(174)
RUB	2,784,436	USD	48,538	Citibank N.A.	07/14/17	(1,426)
AUD	5,307,274	USD	4,026,468	Citibank N.A.	07/28/17	51,289
USD	133,000	EUR	116,700	Citibank N.A.	07/28/17	(470)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,962,397	BRL	15,671,249	Citibank N.A.	08/11/17	$271,998
USD	553,486	CLP	371,056,906	Citibank N.A.	08/11/17	(4,873)
USD	545,388	COP	1,592,886,750	Citibank N.A.	08/11/17	25,659
JPY	218,658,000	USD	1,951,437	Citibank N.A.	09/20/17	(622)
JPY	444,160,000	USD	3,963,955	Citibank N.A.	09/20/17	(1,263)
JPY	113,904,571	USD	1,016,554	Citibank N.A.	09/20/17	(324)
USD	197,084	IDR	2,645,456,778	Citibank N.A.	09/22/17	355
USD	723,970	ZAR	10,060,592	Deutsche Bank AG	07/14/17	(43,605)
USD	324,000	SEK	2,782,744	Deutsche Bank AG	07/28/17	(6,792)
USD	283,000	EUR	252,661	Deutsche Bank AG	07/28/17	(5,968)
RON	367,544	USD	90,029	Goldman Sachs International	07/14/17	2,087
USD	756,112	CHF	732,906	Goldman Sachs International	07/28/17	(9,473)
USD	5,635,000	GBP	4,415,790	Goldman Sachs International	09/29/17	(132,119)
USD	6,617,283	RUB	381,478,416	HSBC Bank USA N.A.	07/14/17	162,762
USD	460,011	HUF	133,038,905	HSBC Bank USA N.A.	07/14/17	(32,195)
USD	1,859,789	PLN	7,434,421	HSBC Bank USA N.A.	07/14/17	(146,344)
USD	62,750	RUB	3,612,602	JPMorgan Chase Bank N.A.	07/14/17	1,626
ZAR	158,962	USD	12,032	JPMorgan Chase Bank N.A.	07/14/17	96
NZD	4,021,553	USD	2,933,967	JPMorgan Chase Bank N.A.	07/28/17	11,678
USD	462,000	AUD	604,714	JPMorgan Chase Bank N.A.	07/28/17	(2,622)
USD	545,151	NOK	4,614,983	JPMorgan Chase Bank N.A.	07/28/17	(7,923)
GBP	369,331	USD	478,000	JPMorgan Chase Bank N.A.	07/28/17	3,438
USD	320,000	CHF	310,521	JPMorgan Chase Bank N.A.	07/28/17	(4,367)
GBP	350,422	USD	450,000	JPMorgan Chase Bank N.A.	07/28/17	6,791
AUD	336,317	USD	255,000	JPMorgan Chase Bank N.A.	07/28/17	3,404
CAD	436,840	USD	330,000	Morgan Stanley Capital Services LLC	07/28/17	7,026
JPY	7,500,565	USD	67,277	Morgan Stanley Capital Services LLC	07/28/17	(517)
USD	878,000	CAD	1,143,797	Morgan Stanley Capital Services LLC	07/28/17	(4,450)
USD	453,000	AUD	596,814	Morgan Stanley Capital Services LLC	07/28/17	(5,552)
USD	1,000,425	JPY	109,329,000	Morgan Stanley Capital Services LLC	09/20/17	25,017
USD	1,010,000	JPY	111,872,408	Morgan Stanley Capital Services LLC	09/20/17	11,900
USD	2,032,164	JPY	222,080,000	Morgan Stanley Capital Services LLC	09/20/17	50,817
						$243,557

At June 30, 2017, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	100	07/19/17	$1,232,500	$(41,001)
U.S. Treasury 2-Year Note	78	09/29/17	16,856,532	(18,315)
U.S. Treasury 5-Year Note	101	09/29/17	11,901,430	(27,713)
U.S. Treasury Long Bond	5	09/20/17	768,438	6,983
U.S. Treasury Ultra Long Bond	7	09/20/17	1,161,125	11,923
			$31,920,025	$(68,123)
Short Contracts
Euro-Bund	(64)	09/07/17	(11,832,332)	221,637
U.S. Treasury 10-Year Note	(157)	09/20/17	(19,708,406)	52,638
U.S. Treasury Ultra 10-Year Note	(143)	09/20/17	(19,278,188)	2,603
			$(50,818,926)	$276,878

At June 30, 2017, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
Prudential Financial, Inc.	Buy	(1.000)	06/20/22	USD	1,400,000	$(33,209)	$(2,998)
						$(33,209)	$(2,998)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/17 (%) (5)	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	Sell	1.000	06/20/22	0.588	USD	1,400,000	$27,172	$6,531
							27,172	$6,531

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	2.765%	06/01/2027	PLN	6,000,000	$(5,332)	$(5,282)
Pay	3-month USD-LIBOR	2.026	03/12/2022	USD	258,000	1,172	1,172
Pay	3-month USD-LIBOR	2.246	03/12/2025	USD	49,000	285	285
Pay	3-month USD-LIBOR	2.238	03/09/2026	USD	20,892,000	(290,683)	(290,683)
Pay	3-month ZAR-JIBAR	7.895	05/30/2027	ZAR	14,000,000	(10,894)	(10,720)
Receive	3-month USD-LIBOR	1.923	03/20/2022	USD	575,000	166	166
						$(305,286)	$(305,062)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$737,067
Interest rate contracts	Futures contracts	295,784
Credit contracts	Credit default swaps*	6,531
Interest rate contracts	Interest rate swaps*	1,623
Total Asset Derivatives		$1,041,005

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$493,510
Equity contracts	Futures contracts	41,001
Interest rate contracts	Futures contracts	46,028
Credit contracts	Credit default swaps*	2,998
Interest rate contracts	Interest rate swaps*	306,685
Total Liability Derivatives		$890,222

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward foreign currency contracts	$71,516	$7,077	$371,832	$-	$2,087	$162,762	$27,033	$94,760	$737,067
Total Assets	$71,516	$7,077	$371,832	$-	$2,087	$162,762	$27,033	$94,760	$737,067

Liabilities:
Forward foreign currency contracts	$76,525	$-	$15,058	$56,365	$141,592	$178,539	$14,912	$10,519	$493,510
Total Liabilities	$76,525	$-	$15,058	$56,365	$141,592	$178,539	$14,912	$10,519	$493,510

Net OTC derivative instruments by counterparty, at fair value	$(5,009)	$7,077	$356,774	$(56,365)	$(139,505)	$(15,777)	$12,121	$84,241	243,557

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(5,009)	$7,077	$356,774	$(56,365)	$(139,505)	$(15,777)	$12,121	$84,241	$243,557

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2017